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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Equity Dividend Fund
ING Financial Services Fund
ING Fundamental Research Fund
ING Index Plus LargeCap Equity Fund
ING Index Plus LargeCap Equity Fund II
ING Index Plus LargeCap Equity Fund III
ING Index Plus LargeCap Equity Fund IV
ING Index Plus LargeCap Equity Fund V
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Agriculture: 3.2%
2,000	@	Altria Group, Inc.	$146,280
			146,280
		Banks: 15.7%
2,800		Associated Banc-Corp.	69,776
1,500		Bank of America Corp.	59,610
1,900		BB&T Corp.	59,147
1,500		Cullen/Frost Bankers, Inc.	76,680
1,800		Marshall & Ilsley Corp.	41,760
1,800		PNC Financial Services Group, Inc.	110,574
800		SunTrust Bank	46,504
3,100		US Bancorp.	99,262
1,900		Wachovia Corp.	58,178
3,300		Wells Fargo & Co.	96,459
			717,950
		Chemicals: 2.0%
1,500		Cabot Corp.	41,100
1,100		EI Du Pont de Nemours & Co.	51,062
			92,162
		Commercial Services: 1.9%
1,100		Automatic Data Processing, Inc.	43,945
1,300		Paychex, Inc.	40,898
			84,843
		Cosmetics/Personal Care: 0.5%
600		Avon Products, Inc.	22,836
			22,836
		Diversified Financial Services: 1.1%
2,200		Citigroup, Inc.	52,162
			52,162
		Electric: 3.8%
2,900		NSTAR	89,610
2,200	@	PG&E Corp.	82,852
			172,462
		Electrical Components & Equipment: 1.2%
1,100		Emerson Electric Co.	56,056
			56,056
		Environmental Control: 3.2%
4,400	@	Waste Management, Inc.	144,452
			144,452
		Food: 3.7%
1,200	@@	George Weston Ltd.	56,303
2,000	@@	Loblaw Cos., Ltd.	58,766
2,000	@	Sysco Corp.	56,120
			171,189
		Gas: 2.6%
1,700		AGL Resources, Inc.	58,956
2,300		Atmos Energy Corp.	59,800
			118,756
		Healthcare - Products: 1.9%
1,400		Johnson & Johnson	86,744
			86,744
		Household Products/Wares: 1.6%
1,100	@	Kimberly-Clark Corp.	71,698
			71,698
		Insurance: 5.2%
900		Hartford Financial Services Group, Inc.	62,910
1,300	@	Lincoln National Corp.	66,443
1,200	@@	Manulife Financial Corp.	46,525
1,500	@	Nationwide Financial Services	61,875
			237,753
		Iron/Steel: 1.8%
1,300	@	Nucor Corp.	83,941
			83,941
		Leisure Time: 1.8%
2,200	@	Harley-Davidson, Inc.	81,752
			81,752
		Media: 1.4%
2,100	@	Gannett Co., Inc.	63,315
			63,315
		Miscellaneous Manufacturing: 4.4%
3,400		General Electric Co.	112,676
800		Honeywell International, Inc.	46,032
2,700	@	Leggett & Platt, Inc.	45,090
			203,798

PORTFOLIO OF INVESTMENTS
ING Equity Dividend Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Oil & Gas: 14.3%
1,900		Chevron Corp.		$164,654
1,500		ConocoPhillips		124,065
1,900		ExxonMobil Corp.		165,319
2,000	@@	Husky Energy, Inc.		84,735
2,200		Marathon Oil Corp.		116,952
				655,725
		Packaging & Containers: 1.0%
1,900		Bemis Co.		47,158
				47,158
		Pharmaceuticals: 6.0%
1,600		Abbott Laboratories		85,680
1,700	@	Merck & Co., Inc.		75,310
5,100		Pfizer, Inc.		113,628
				274,618
		Pipelines: 1.7%
1,919	@, @@	TransCanada Corp		76,933
				76,933
		Retail: 2.8%
2,600		Family Dollar Stores, Inc.		49,790
2,900	@	Home Depot, Inc.		76,995
				126,785
		Savings & Loans: 1.1%
3,062		People’s United Financial, Inc.		51,625
				51,625
		Semiconductors: 2.0%
4,500		Intel Corp.		89,775
				89,775
		Telecommunications: 6.9%
4,300		AT&T, Inc.		149,767
1,300	@, @@	BCE, Inc.		47,060
2,000	@	Verizon Communications, Inc.		72,640
4,052	@	Windstream Corp.		47,652
				317,119
		Toys/Games/Hobbies: 1.1%
1,900	@	Hasbro, Inc.		48,963
				48,963
		Transportation: 1.1%
700		United Parcel Service, Inc. - Class B		49,168
				49,168
		Total Common Stock
		(Cost $4,699,050)		4,346,018
REAL ESTATE INVESTMENT TRUSTS: 2.3%
		Diversified: 1.2%
1,800	@	Liberty Property Trust		53,478
				53,478
		Shopping Centers: 1.1%
1,300		Developers Diversified Realty Corp.		50,128
				50,128
		Total Real Estate Investment Trusts
		(Cost $102,059)		103,606

		Total Long-Term Investments
		(Cost $4,801,109)		4,449,624
SHORT-TERM INVESTMENTS: 1.8%
		Mutual Fund: 1.8%
83,000	**	ING Institutional Prime Money Market Fund		83,000
		Total Short-Term Investments
		( Cost $ 83,000 )		83,000
		Total Investments in Securities
		(Cost $ 4,884,109) *	99.1%	$4,532,624
		Other Assets and Liabilities - Net	0.9	43,125
		Net Assets	100.0%	$4,575,749

	@	Non-income producing security
	@@	Foreign Issuer
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $4,884,033.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$23,598
		Gross Unrealized Depreciation		(375,007)
		Net Unrealized Depreciation		$(351,409)

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.0%
		Banks: 32.8%
94,700		Associated Banc-Corp.	$2,359,924
252,707		Bank of America Corp.	10,042,576
101,735		Bank of New York Mellon Corp.	4,463,114
84,500		Cullen/Frost Bankers, Inc.	4,319,640
97,700		PNC Financial Services Group, Inc.	6,001,711
130,500	@	Prosperity Bancshares, Inc.	3,445,200
87,500		State Street Corp.	6,873,125
333,719		US Bancorp.	10,685,682
180,887		Wachovia Corp.	5,538,760
399,490		Wells Fargo & Co.	11,677,093
			65,406,825
		Diversified Financial Services: 24.9%
38,291	@	Affiliated Managers Group, Inc.	3,689,338
320,500		Citigroup, Inc.	7,599,055
100,326		Fannie Mae	2,774,014
64,517		Freddie Mac	1,624,538
21,773	@	Goldman Sachs Group, Inc.	3,693,354
123,250	@	Invesco Ltd.	3,156,433
314,198		JPMorgan Chase & Co.	12,772,149
58,932		Lehman Brothers Holdings, Inc.	3,004,943
72,454		Merrill Lynch & Co., Inc.	3,590,820
38,265		Morgan Stanley	1,611,722
45,487	@	Nyse Euronext	2,987,131
171,400	@	TD Ameritrade Holding Corp.	3,136,620
			49,640,117
		Insurance: 30.7%
98,845	@, @@	ACE Ltd.	5,559,043
68,100		Aflac, Inc.	4,250,121
184,871		American International Group, Inc.	8,663,055
64,400		Assurant, Inc.	4,028,220
51,336		Hartford Financial Services Group, Inc.	3,588,386
87,615	@	Lincoln National Corp.	4,478,003
87,800		Metlife, Inc.	5,115,228
54,500		Principal Financial Group, Inc.	3,010,035
165,300		Protective Life Corp.	6,378,927
37,488		Prudential Financial, Inc.	2,735,499
47,300		Reinsurance Group of America	2,587,783
76,000		Stancorp Financial Group, Inc.	3,730,840
97,205	@	Travelers Cos., Inc.	4,511,284
80,400	@, @@	Willis Group Holdings Ltd.	2,641,140
			61,277,564
		Savings & Loans: 1.9%
223,900		People’s United Financial, Inc.	3,774,954
			3,774,954
		Software: 1.7%
65,600	@	Fiserv, Inc.	3,451,872
			3,451,872
		Total Common Stock
		(Cost $185,259,727)	183,551,332
REAL ESTATE INVESTMENT TRUSTS: 4.1%
		Apartments: 1.0%
43,000		Home Properties, Inc.	1,978,860
			1,978,860
		Diversified: 1.6%
38,500		Digital Realty Trust, Inc.	1,382,150
62,100	@	Liberty Property Trust	1,844,991
			3,227,141
		Office Property: 0.7%
68,600	@	Douglas Emmett, Inc.	1,453,634
			1,453,634
		Regional Malls: 0.8%
24,500		Macerich Co.	1,568,000
			1,568,000
		Total Real Estate Investment Trusts
		(Cost $10,609,833)	8,227,635

		Total Long-Term Investments
		(Cost $195,869,560)	191,778,967

Shares			Value
SHORT-TERM INVESTMENTS: 3.8%
		Mutual Fund: 3.4%
6,725,000	**	ING Institutional Prime Money Market Fund	6,725,000

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
		Mutual Fund (continued)
		Total Mutual Fund
		(Cost $6,725,000)		$6,725,000

		Repurchase Agreement: 0.4%
$909,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $909,231 to be received upon repurchase (Collateralized by $925,000 Federal Home Loan Mortgage Corporation, 2.875%, Market Value plus accrued interest $930,142, due 04/30/10)		909,000
		Total Repurchase Agreement
		(Cost $909,000)		909,000
		Total Short-Term Investments
		(Cost $7,634,000)		7,634,000
		Total Investments in Securities
		(Cost $203,503,560) *	99.9%	$199,412,967
		Other Assets and Liabilities - Net	0.1	265,297
		Net Assets	100.0%	$199,678,264
	@	Non-income producing security
	@@	Foreign Issuer
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $203,637,711.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$24,254,867
		Gross Unrealized Depreciation		(28,479,611)
		Net Unrealized Depreciation		$(4,224,744)

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Aerospace/Defense: 0.5%
1,500		Lockheed Martin Corp.	$154,800
			154,800
		Agriculture: 3.2%
12,560	@	Altria Group, Inc.	918,638
			918,638
		Apparel: 0.6%
2,800	@	Nike, Inc.	168,560
			168,560
		Banks: 6.9%
13,900		Associated Banc-Corp.	346,388
14,330		Bank of America Corp.	569,474
5,100		PNC Financial Services Group, Inc.	313,293
5,400		State Street Corp.	424,170
9,600		US Bancorp.	307,392
			1,960,717
		Beverages: 2.4%
5,900		Coca-Cola Co.	344,914
5,000	@	PepsiCo, Inc.	347,800
			692,714
		Chemicals: 2.0%
4,500		Air Products & Chemicals, Inc.	410,985
1,300	@	Monsanto Co.	150,384
			561,369
		Computers: 3.2%
13,500	@	Cognizant Technology Solutions Corp.	407,835
17,600	@	EMC Corp.	273,504
10,800		Seagate Technology, Inc.	232,956
12,700	X	Seagate Technology, Inc. - Escrow	—
			914,295
		Cosmetics/Personal Care: 2.3%
4,200		Avon Products, Inc.	159,852
7,695		Procter & Gamble Co.	509,255
			669,107
		Diversified Financial Services: 9.7%
1,800		Bear Stearns Cos., Inc.	143,748
17,950		Citigroup, Inc.	425,595
17,350	@	Invesco Ltd.	444,334
11,480		JPMorgan Chase & Co.	466,662
7,100	@@	Lazard Ltd.	271,149
14,200		Lehman Brothers Holdings, Inc.	724,058
4,360	@	Nyse Euronext	286,321
			2,761,867
		Electric: 4.6%
3,900		Exelon Corp.	291,915
4,185	@	Mirant Corp.	154,845
6,900	@	NRG Energy, Inc.	284,763
8,500		NSTAR	262,650
8,700	@	PG&E Corp.	327,642
			1,321,815
		Engineering & Construction: 1.1%
4,600	@, @@	Foster Wheeler Ltd.	301,070
			301,070
		Environmental Control: 1.0%
5,100	@	Stericycle, Inc.	274,839
			274,839
		Food: 1.8%
16,167	@	Kraft Foods, Inc.	503,925
			503,925
		Healthcare - Products: 5.3%
9,200	@@	Covidien Ltd.	393,668

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
9,540		Johnson & Johnson	$591,098
12,400	@	St. Jude Medical, Inc.	532,952
			1,517,718
		Household Products/Wares: 0.6%
2,600	@	Kimberly-Clark Corp.	169,468
			169,468
		Insurance: 2.7%
6,500		Assurant, Inc.	406,575
9,400		Protective Life Corp.	362,746
			769,321
		Internet: 3.1%
14,400	@	eBay, Inc.	379,584
1,090	@	Google, Inc. - Class A	513,586
			893,170
		Machinery - Diversified: 1.4%
6,900	@	Roper Industries, Inc.	389,160
			389,160
		Metal Fabricate/Hardware: 1.9%
3,000	@	Precision Castparts Corp.	331,170
2,700	@	Valmont Industries, Inc.	215,730
			546,900
		Miscellaneous Manufacturing: 3.2%
5,200		Cooper Industries Ltd.	218,036
20,660		General Electric Co.	684,672
			902,708
		Oil & Gas: 10.6%
4,600		Apache Corp.	527,666
17,770		ExxonMobil Corp.	1,546,168
4,400	@, @@	Royal Dutch Shell PLC ADR - Class A	314,380
7,100		Tesoro Petroleum Corp.	263,694
5,900	@	XTO Energy, Inc.	364,089
			3,015,997
		Oil & Gas Services: 2.8%
14,100		BJ Services Co.	365,754
11,200		Halliburton Co.	428,960
			794,714
		Pharmaceuticals: 7.8%
10,700		Abbott Laboratories	572,985
5,500		AmerisourceBergen Corp.	229,460
9,000	@	Hospira, Inc.	383,040
8,200	@	Merck & Co., Inc.	363,260
12,900		Pfizer, Inc.	287,412
7,800	@@	Teva Pharmaceutical Industries Ltd. ADR	382,746
			2,218,903
		Retail: 5.5%
9,200		CVS Caremark Corp.	371,496
12,600	@	Home Depot, Inc.	334,530
5,900	@	Kohl’s Corp.	262,196
3,600		McDonald’s Corp.	194,796
6,000		TJX Cos., Inc.	192,000
4,100	@	Wal-Mart Stores, Inc.	203,319
			1,558,337
		Semiconductors: 3.4%
31,100		Intel Corp.	620,445
36,101	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	351,624
			972,069
		Software: 5.6%
7,200		Adobe Systems, Inc.	242,280
7,200	@	Ansys, Inc.	269,064
28,260	@	Microsoft Corp.	769,239
17,400	@	Oracle Corp.	327,120
			1,607,703
		Telecommunications: 5.7%
13,700	@	Cisco Systems, Inc.	333,869
13,990		Qualcomm, Inc.	592,756
29,200	@	Sprint Nextel Corp.	207,612
13,900	@	Verizon Communications, Inc.	504,848
			1,639,085

PORTFOLIO OF INVESTMENTS
ING Fundamental Research Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Toys/Games/Hobbies: 1.0%
600	@@	Nintendo Co., Ltd.		$298,737
				298,737
		Total Investments in Securities
		(Cost $28,735,199) *	99.9%	$28,497,706
		Other Assets and Liabilities - Net	0.1	14,303
		Net Assets	100.0%	$28,512,009
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $28,920,810.0
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,293,079
		Gross Unrealized Depreciation		(1,716,183)
		Net Unrealized Depreciation		$(423,104)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Advertising: 1.1%
7,400	@	Omnicom Group	$330,558
			330,558
		Aerospace/Defense: 4.5%
2,700		Boeing Co.	223,533
1,400	@	General Dynamics Corp.	114,590
2,200		L-3 Communications Holdings, Inc.	233,838
2,100		Lockheed Martin Corp.	216,720
3,400		Northrop Grumman Corp.	267,274
5,000		United Technologies Corp.	352,550
			1,408,505
		Agriculture: 1.4%
2,940	@	Altria Group, Inc.	215,032
1,600	@	Reynolds American, Inc.	101,952
2,200	@	UST, Inc.	119,438
			436,422
		Airlines: 0.5%
11,900		Southwest Airlines Co.	145,894
			145,894
		Apparel: 0.9%
4,900	@	Nike, Inc.	294,980
			294,980
		Auto Parts & Equipment: 0.1%
600	@	Johnson Controls, Inc.	19,716
			19,716
		Banks: 3.5%
5,671		Bank of America Corp.	225,366
2,600		Bank of New York Mellon Corp.	114,062
1,700		Comerica, Inc.	61,608
600		Commerce Bancorp., Inc.	22,668
1,100		First Horizon National Corp.	17,864
6,200		Marshall & Ilsley Corp.	143,840
11,900	@	Regions Financial Corp.	252,280
8,319		Wachovia Corp.	254,728
			1,092,416
		Beverages: 3.0%
5,000		Anheuser-Busch Cos., Inc.	235,450
1,400		Coca-Cola Co.	81,844
4,600	@	Constellation Brands, Inc.	88,366
3,270	@	Pepsi Bottling Group, Inc.	111,213
5,980	@	PepsiCo, Inc.	415,969
			932,842
		Biotechnology: 0.8%
3,900	@	Amgen, Inc.	177,528
700	@	Biogen Idec, Inc.	40,852
800	@	Celgene Corp.	45,096
			263,476
		Building Materials: 0.6%
8,700		Masco Corp.	162,603
500		Trane, Inc.	22,525
			185,128
		Chemicals: 2.5%
200		Air Products & Chemicals, Inc.	18,266
2,700		Ecolab, Inc.	126,333
5,800		EI Du Pont de Nemours & Co.	269,236
1,300	@	Monsanto Co.	150,384
700		PPG Industries, Inc.	43,386
3,100		Sigma-Aldrich Corp.	170,562
			778,167
		Commercial Services: 1.0%
1,000	@	Apollo Group, Inc. - Class A	61,380
1,000		Moody’s Corp.	37,980
600		Robert Half International, Inc.	16,170
2,400		RR Donnelley & Sons Co.	76,392
5,300		Western Union Co.	110,240
			302,162
		Computers: 5.0%
1,500	@	Affiliated Computer Services, Inc.	76,125
2,600	@	Apple, Inc.	325,052
9,200	@	Dell, Inc.	182,620
2,500		Electronic Data Systems Corp.	43,300
9,900	@	EMC Corp.	153,846
7,467	@	Hewlett-Packard Co.	356,699
2,770		International Business Machines Corp.	315,392
2,300	@	Lexmark International, Inc.	75,969

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
2,100	@	Sandisk Corp.	$49,455
			1,578,458
		Cosmetics/Personal Care: 1.5%
1,000		Colgate-Palmolive Co.	76,090
5,911		Procter & Gamble Co.	391,190
			467,280
		Diversified Financial Services: 5.3%
800		American Express Co.	33,840
700		Bear Stearns Cos., Inc.	55,902
1,000		Charles Schwab Corp.	19,610
900		CIT Group, Inc.	19,998
6,750		Citigroup, Inc.	160,043
100	@	CME Group, Inc.	51,330
1,500		Countrywide Financial Corp.	9,465
2,300		Fannie Mae	63,595
700		Freddie Mac	17,626
2,500	@	Goldman Sachs Group, Inc.	424,075
200	@	IntercontinentalExchange, Inc.	26,060
10,200		JPMorgan Chase & Co.	414,630
3,300		Lehman Brothers Holdings, Inc.	168,267
2,500		Merrill Lynch & Co., Inc.	123,900
300		Morgan Stanley	12,636
500	@	Nyse Euronext	32,835
1,100	@	SLM Corp.	21,571
			1,655,383
		Electric: 3.0%
1,600		Constellation Energy Group, Inc.	141,360
2,500		Dominion Resources, Inc.	99,850
12,500		Duke Energy Corp.	219,250
2,500		FirstEnergy Corp.	168,975
3,700		FPL Group, Inc.	223,073
1,900	@	PPL Corp.	86,222
			938,730
		Electronics: 1.7%
2,200	@	Agilent Technologies, Inc.	67,342
3,900		Applera Corp. - Applied Biosystems Group	131,469
3,600		Jabil Circuit, Inc.	46,512
3,800	@	Thermo Electron Corp.	212,534
1,400	@, @@	Tyco Electronics Ltd.	46,060
700	@	Waters Corp.	41,727
			545,644
		Engineering & Construction: 0.1%
500	@	Jacobs Engineering Group, Inc.	40,145
			40,145
		Food: 2.2%
4,500	@	General Mills, Inc.	251,955
6,300	@	Kellogg Co.	319,536
3,800	@	Kroger Co.	92,150
400	@	WM Wrigley Jr. Co.	23,944
			687,585
		Gas: 0.2%
1,400	@	Sempra Energy	74,382
			74,382
		Hand/Machine Tools: 0.5%
1,500		Black & Decker Corp.	103,155
1,340		Snap-On, Inc.	66,893
			170,048
		Healthcare - Products: 1.8%
1,000		Baxter International, Inc.	59,020
4,100	@	Boston Scientific Corp.	51,619
800	@@	Covidien Ltd.	34,232
5,050		Johnson & Johnson	312,898
1,100	@	Medtronic, Inc.	54,296
1,000	@	St. Jude Medical, Inc.	42,980
200		Stryker Corp.	13,022
			568,067
		Healthcare - Services: 1.6%
1,940		Aetna, Inc.	96,224
1,535	@	Coventry Health Care, Inc.	79,620
750	@	Humana, Inc.	51,248
3,840	@	UnitedHealth Group, Inc.	178,483
1,360	@	WellPoint, Inc.	95,309
			500,884
		Household Products/Wares: 0.4%
600		Clorox Co.	34,914
1,400	@	Kimberly-Clark Corp.	91,252
			126,166
		Housewares: 0.1%
1,700		Newell Rubbermaid, Inc.	38,590
			38,590
		Insurance: 5.7%
3,000	@, @@	ACE Ltd.	168,720

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,950		Allstate Corp.	$140,804
2,500		AMBAC Financial Group, Inc.	27,850
6,500		American International Group, Inc.	304,590
1,600		Assurant, Inc.	100,080
8,180		Chubb Corp.	416,362
800		Hartford Financial Services Group, Inc.	55,920
900	@	Lincoln National Corp.	45,999
1,810		Metlife, Inc.	105,451
2,860		Prudential Financial, Inc.	208,694
600	@	Safeco Corp.	27,756
4,300	@	Travelers Cos., Inc.	199,563
			1,801,789
		Internet: 1.6%
1,100	@	Amazon.com, Inc.	70,917
1,900	@	eBay, Inc.	50,084
600	@	Expedia, Inc.	13,758
500	@	Google, Inc. - Class A	235,590
4,700	@	Symantec Corp.	79,148
1,800	@	Yahoo!, Inc.	50,004
			499,501
		Investment Companies: 0.1%
900		American Capital Strategies Ltd.	32,661
			32,661
		Iron/Steel: 0.5%
1,000	@	Nucor Corp.	64,570
800		United States Steel Corp.	86,760
			151,330
		Leisure Time: 0.1%
500		Carnival Corp.	19,675
			19,675
		Lodging: 0.2%
1,500		Starwood Hotels & Resorts Worldwide, Inc.	70,995
			70,995
		Machinery - Construction & Mining: 0.7%
3,000		Caterpillar, Inc.	216,990
			216,990
		Machinery - Diversified: 0.4%
2,100		Cummins, Inc.	105,798
400		Deere & Co.	34,084
			139,882
		Media: 2.3%
1,500		Clear Channel Communications, Inc.	48,000
2,300	@	DIRECTV Group, Inc.	57,615
1,100		McGraw-Hill Cos., Inc.	45,023
1,300	@	Viacom - Class B	51,675
13,670		Walt Disney Co.	443,045
100	@	Washington Post	72,400
			717,758
		Mining: 0.8%
2,400		Freeport-McMoRan Copper & Gold, Inc.	242,064
			242,064
		Miscellaneous Manufacturing: 4.9%
1,000		Cooper Industries Ltd.	41,930
4,900		Dover Corp.	203,399
2,280		Eaton Corp.	183,836
20,280		General Electric Co.	672,074
600		Honeywell International, Inc.	34,524
2,800	@	Illinois Tool Works, Inc.	137,396
2,725		Parker Hannifin Corp.	176,117
2,400	@, @@	Tyco International Ltd.	96,144
			1,545,420
		Oil & Gas: 12.5%
1,600		Anadarko Petroleum Corp.	101,984
9,452		Chevron Corp.	819,110
6,317		ConocoPhillips	522,479
1,800	@	Devon Energy Corp.	184,896
1,200	@	ENSCO International, Inc.	71,808
19,240	S	ExxonMobil Corp.	1,674,072
2,740		Marathon Oil Corp.	145,658
500		Noble Energy, Inc.	38,700
4,240	@	Occidental Petroleum Corp.	328,049
600		Valero Energy Corp.	34,662
			3,921,418
		Oil & Gas Services: 0.9%
1,200	@	National Oilwell Varco, Inc.	74,760
900		Schlumberger Ltd.	77,805
1,019	@	Transocean, Inc.	143,180
			295,745
		Pharmaceuticals: 5.1%
300		Allergan, Inc.	17,769
2,880		AmerisourceBergen Corp.	120,154
3,500		Bristol-Myers Squibb Co.	79,135

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
6,400		Eli Lilly & Co.	$320,128
400	@	Express Scripts, Inc.	23,640
900	@	Forest Laboratories, Inc.	35,793
2,200	@	Gilead Sciences, Inc.	104,104
1,100	@	Medco Health Solutions, Inc.	48,741
7,700	@	Merck & Co., Inc.	341,110
20,434		Pfizer, Inc.	455,270
1,300		Wyeth	56,706
			1,602,550
		Pipelines: 0.3%
2,200	@	Williams Cos., Inc.	79,244
			79,244
		Retail: 5.1%
1,000		Abercrombie & Fitch Co.	77,530
1,000	@	Autozone, Inc.	115,080
1,400		Best Buy Co., Inc.	60,214
2,700	@	Big Lots, Inc.	45,495
5,240	@	Coach, Inc.	158,877
3,100		Costco Wholesale Corp.	191,952
2,900		CVS Caremark Corp.	117,102
1,300	@	GameStop Corp.	55,068
5,570		Gap, Inc.	112,347
600		Lowe’s Cos., Inc.	14,382
2,250		McDonald’s Corp.	121,748
900	@	Polo Ralph Lauren Corp.	55,971
3,100		RadioShack Corp.	54,095
1,100	@	Starbucks Corp.	19,767
5,330		TJX Cos., Inc.	170,560
3,700	@	Wal-Mart Stores, Inc.	183,483
2,300		Wendy’s International, Inc.	55,844
			1,609,515
		Savings & Loans: 0.7%
13,000		Hudson City Bancorp., Inc.	206,310
			206,310
		Semiconductors: 1.9%
1,000		Applied Materials, Inc.	19,170
700	@	Broadcom Corp.	13,237
19,500		Intel Corp.	389,025
500	@	MEMC Electronic Materials, Inc.	38,140
2,650	@	Nvidia Corp.	56,684
2,900		Texas Instruments, Inc.	86,884
			603,140
		Software: 4.0%
500		Adobe Systems, Inc.	16,825
1,700	@	Autodesk, Inc.	52,853
2,810	@	BMC Software, Inc.	90,707
9,400	@	CA, Inc.	215,072
3,500		IMS Health, Inc.	78,785
21,150	@	Microsoft Corp.	575,703
11,900	@	Oracle Corp.	223,720
			1,253,665
		Telecommunications: 5.0%
14,395		AT&T, Inc.	501,378
2,300		CenturyTel, Inc.	83,237
15,370	@	Cisco Systems, Inc.	374,567
2,400		Corning, Inc.	55,752
4,300	@	JDS Uniphase Corp.	56,545
1,700	@	Juniper Networks, Inc.	45,594
2,200	@	Motorola, Inc.	21,934
3,900		Qualcomm, Inc.	165,243
1,600	@	Sprint Nextel Corp.	11,376
6,200	@	Tellabs, Inc.	40,796
5,600	@	Verizon Communications, Inc.	203,392
			1,559,814
		Transportation: 0.3%
700		CSX Corp.	33,964
1,000		Expeditors International Washington, Inc.	39,320
500		United Parcel Service, Inc. - Class B	35,120
			108,404
		Total Common Stock
		(Cost $27,741,266)	30,259,498
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Warehouse/Industrial: 0.2%
1,000		Prologis	53,880
		Total Real Estate Investment Trusts
		(Cost $58,874)	53,880
		Total Long-Term Investments
		(Cost $27,800,140)	30,313,378

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 3.1%
		Mutual Fund: 3.1%
975,000	**	ING Institutional Prime Money Market Fund		$975,000
		Total Short-Term Investments
		(Cost $975,000)		975,000
		Total Investments in Securities
		(Cost $28,775,140) *	99.7%	$31,288,378
		Other Assets and Liabilities - Net	0.3	81,264
		Net Assets	100.0%	$31,369,642
	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $29,690,153.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,388,247
		Gross Unrealized Depreciation		(1,790,022)
		Net Unrealized Appreciation		$1,598,225

ING Index Plus LargeCap Equity Fund Open Futures Contracts on February 29, 2008

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
S&P 500 E-Mini	17	1,131,605	03/20/08	$(24,095)
				$(24,095)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.8%
		Advertising: 1.1%
11,200	@	Omnicom Group	$500,304
			500,304
		Aerospace/Defense: 4.5%
4,000		Boeing Co.	331,160
2,000	@	General Dynamics Corp.	163,700
3,200		L-3 Communications Holdings, Inc.	340,128
3,200		Lockheed Martin Corp.	330,240
5,200		Northrop Grumman Corp.	408,772
7,380		United Technologies Corp.	520,364
			2,094,364
		Agriculture: 1.4%
4,370	@	Altria Group, Inc.	319,622
2,430	@	Reynolds American, Inc.	154,840
3,300	@	UST, Inc.	179,157
			653,619
		Airlines: 0.5%
17,900		Southwest Airlines Co.	219,454
			219,454
		Apparel: 0.9%
7,300	@	Nike, Inc.	439,460
			439,460
		Auto Parts & Equipment: 0.1%
900	@	Johnson Controls, Inc.	29,574
			29,574
		Banks: 3.6%
8,761		Bank of America Corp.	348,162
3,900		Bank of New York Mellon Corp.	171,093
2,800		Comerica, Inc.	101,472
800		Commerce Bancorp., Inc.	30,224
1,700		First Horizon National Corp.	27,608
9,300		Marshall & Ilsley Corp.	215,760
17,917	@	Regions Financial Corp.	379,840
13,071		Wachovia Corp.	400,234
			1,674,393
		Beverages: 3.0%
7,400		Anheuser-Busch Cos., Inc.	348,466
2,200		Coca-Cola Co.	128,612
7,200	@	Constellation Brands, Inc.	138,312
5,020	@	Pepsi Bottling Group, Inc.	170,730
9,000	@	PepsiCo, Inc.	626,040
			1,412,160
		Biotechnology: 0.9%
5,900	@	Amgen, Inc.	268,568
1,000	@	Biogen Idec, Inc.	58,360
1,200	@	Celgene Corp.	67,644
			394,572
		Building Materials: 0.6%
13,700		Masco Corp.	256,053
700		Trane, Inc.	31,535
			287,588
		Chemicals: 2.5%
400		Air Products & Chemicals, Inc.	36,532
4,100		Ecolab, Inc.	191,839
8,800		EI Du Pont de Nemours & Co.	408,496
1,900	@	Monsanto Co.	219,792
1,100		PPG Industries, Inc.	68,178
4,500		Sigma-Aldrich Corp.	247,590
			1,172,427
		Commercial Services: 1.0%
1,500	@	Apollo Group, Inc. - Class A	92,070
1,400		Moody’s Corp.	53,172
900		Robert Half International, Inc.	24,255
3,800		RR Donnelley & Sons Co.	120,954
8,000		Western Union Co.	166,400
			456,851
		Computers: 5.1%
2,300	@	Affiliated Computer Services, Inc.	116,725
3,900	@	Apple, Inc.	487,578
13,700	@	Dell, Inc.	271,945
3,700		Electronic Data Systems Corp.	64,084
15,400	@	EMC Corp.	239,316
11,352	@	Hewlett-Packard Co.	542,285
4,140		International Business Machines Corp.	471,380
3,470	@	Lexmark International, Inc.	114,614

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
3,400	@	Sandisk Corp.	$80,070
			2,387,997
		Cosmetics/Personal Care: 1.5%
1,500		Colgate-Palmolive Co.	114,135
8,848		Procter & Gamble Co.	585,561
			699,696
		Diversified Financial Services: 5.4%
1,200		American Express Co.	50,760
1,000		Bear Stearns Cos., Inc.	79,860
1,600		Charles Schwab Corp.	31,376
1,200		CIT Group, Inc.	26,664
10,100		Citigroup, Inc.	239,471
200	@	CME Group, Inc.	102,660
2,400		Countrywide Financial Corp.	15,144
3,500		Fannie Mae	96,775
1,100		Freddie Mac	27,698
3,700	@	Goldman Sachs Group, Inc.	627,631
200	@	IntercontinentalExchange, Inc.	26,060
14,900		JPMorgan Chase & Co.	605,685
5,090		Lehman Brothers Holdings, Inc.	259,539
3,800		Merrill Lynch & Co., Inc.	188,328
500		Morgan Stanley	21,060
700	@	Nyse Euronext	45,969
2,200	@	SLM Corp.	43,142
			2,487,822
		Electric: 3.0%
2,400		Constellation Energy Group, Inc.	212,040
3,900		Dominion Resources, Inc.	155,766
18,800		Duke Energy Corp.	329,752
3,700		FirstEnergy Corp.	250,083
5,500		FPL Group, Inc.	331,595
2,800	@	PPL Corp.	127,064
			1,406,300
		Electronics: 1.8%
3,300	@	Agilent Technologies, Inc.	101,013
6,100		Applera Corp. - Applied Biosystems Group	205,631
5,400		Jabil Circuit, Inc.	69,768
5,600	@	Thermo Electron Corp.	313,208
2,225	@, @@	Tyco Electronics Ltd.	73,203
1,100	@	Waters Corp.	65,571
			828,394
		Engineering & Construction: 0.1%
700	@	Jacobs Engineering Group, Inc.	56,203
			56,203
		Food: 2.2%
6,900	@	General Mills, Inc.	386,331
9,500	@	Kellogg Co.	481,840
5,700	@	Kroger Co.	138,225
600	@	WM Wrigley Jr. Co.	35,916
			1,042,312
		Gas: 0.2%
2,100	@	Sempra Energy	111,573
			111,573
		Hand/Machine Tools: 0.6%
2,300		Black & Decker Corp.	158,171
2,470		Snap-On, Inc.	123,302
			281,473
		Healthcare - Products: 1.8%
1,500		Baxter International, Inc.	88,530
6,100	@	Boston Scientific Corp.	76,799
1,100	@@	Covidien Ltd.	47,069
7,750		Johnson & Johnson	480,190
1,600	@	Medtronic, Inc.	78,976
1,500	@	St. Jude Medical, Inc.	64,470
300		Stryker Corp.	19,533
			855,567
		Healthcare - Services: 1.6%
2,880		Aetna, Inc.	142,848
2,390	@	Coventry Health Care, Inc.	123,969
1,100	@	Humana, Inc.	75,163
5,790	@	UnitedHealth Group, Inc.	269,119
2,080	@	WellPoint, Inc.	145,766
			756,865
		Household Products/Wares: 0.4%
800		Clorox Co.	46,552
2,200	@	Kimberly-Clark Corp.	143,396
			189,948
		Housewares: 0.1%
2,500		Newell Rubbermaid, Inc.	56,750
			56,750
		Insurance: 5.8%
4,360	@, @@	ACE Ltd.	245,206

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
4,470		Allstate Corp.	$213,353
3,700		AMBAC Financial Group, Inc.	41,218
9,600		American International Group, Inc.	449,856
2,400		Assurant, Inc.	150,120
12,390		Chubb Corp.	630,651
1,150		Hartford Financial Services Group, Inc.	80,385
1,300	@	Lincoln National Corp.	66,443
2,800		Metlife, Inc.	163,128
4,200		Prudential Financial, Inc.	306,474
1,000	@	Safeco Corp.	46,260
6,400	@	Travelers Cos., Inc.	297,024
			2,690,118
		Internet: 1.6%
1,700	@	Amazon.com, Inc.	109,599
2,800	@	eBay, Inc.	73,808
900	@	Expedia, Inc.	20,637
700	@	Google, Inc. - Class A	329,826
7,100	@	Symantec Corp.	119,564
2,700	@	Yahoo!, Inc.	75,006
			728,440
		Investment Companies: 0.1%
1,500		American Capital Strategies Ltd.	54,435
			54,435
		Iron/Steel: 0.5%
1,500	@	Nucor Corp.	96,855
1,100		United States Steel Corp.	119,295
			216,150
		Leisure Time: 0.1%
700		Carnival Corp.	27,545
			27,545
		Lodging: 0.2%
2,300		Starwood Hotels & Resorts Worldwide, Inc.	108,859
			108,859
		Machinery - Construction & Mining: 0.7%
4,600		Caterpillar, Inc.	332,718
			332,718
		Machinery - Diversified: 0.5%
3,100		Cummins, Inc.	156,178
800		Deere & Co.	68,168
			224,346
		Media: 2.4%
2,050		Clear Channel Communications, Inc.	65,600
3,700	@	DIRECTV Group, Inc.	92,685
1,700		McGraw-Hill Cos., Inc.	69,581
2,000	@	Viacom - Class B	79,500
20,480		Walt Disney Co.	663,757
200	@	Washington Post	144,800
			1,115,923
		Mining: 0.8%
3,700		Freeport-McMoRan Copper & Gold, Inc.	373,182
			373,182
		Miscellaneous Manufacturing: 5.0%
1,900		Cooper Industries Ltd.	79,667
7,200		Dover Corp.	298,872
3,350		Eaton Corp.	270,111
30,320		General Electric Co.	1,004,805
900		Honeywell International, Inc.	51,786
4,200	@	Illinois Tool Works, Inc.	206,094
4,075		Parker Hannifin Corp.	263,367
3,925	@, @@	Tyco International Ltd.	157,236
			2,331,938
		Oil & Gas: 12.7%
2,400		Anadarko Petroleum Corp.	152,976
14,352		Chevron Corp.	1,243,744
9,503		ConocoPhillips	785,993
2,800	@	Devon Energy Corp.	287,616
1,800	@	ENSCO International, Inc.	107,712
28,930	S	ExxonMobil Corp.	2,517,199
4,080		Marathon Oil Corp.	216,893
700		Noble Energy, Inc.	54,180
6,390	@	Occidental Petroleum Corp.	494,394
900		Valero Energy Corp.	51,993
			5,912,700
		Oil & Gas Services: 1.0%
1,900	@	National Oilwell Varco, Inc.	118,370
1,400		Schlumberger Ltd.	121,030
1,549	@	Transocean, Inc.	217,650
			457,050
		Pharmaceuticals: 5.1%
500		Allergan, Inc.	29,615
4,200		AmerisourceBergen Corp.	175,224
4,900		Bristol-Myers Squibb Co.	110,789

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
9,400		Eli Lilly & Co.	$470,188
600	@	Express Scripts, Inc.	35,460
1,400	@	Forest Laboratories, Inc.	55,678
3,000	@	Gilead Sciences, Inc.	141,960
1,400	@	Medco Health Solutions, Inc.	62,034
11,710	@	Merck & Co., Inc.	518,753
30,796		Pfizer, Inc.	686,135
2,000		Wyeth	87,240
			2,373,076
		Pipelines: 0.3%
3,400	@	Williams Cos., Inc.	122,468
			122,468
		Retail: 5.2%
1,400		Abercrombie & Fitch Co.	108,542
1,600	@	Autozone, Inc.	184,128
2,100		Best Buy Co., Inc.	90,321
4,400	@	Big Lots, Inc.	74,140
7,800	@	Coach, Inc.	236,496
4,800		Costco Wholesale Corp.	297,216
4,200		CVS Caremark Corp.	169,596
2,000	@	GameStop Corp.	84,720
7,820		Gap, Inc.	157,729
900		Lowe’s Cos., Inc.	21,573
3,450		McDonald’s Corp.	186,680
1,200	@	Polo Ralph Lauren Corp.	74,628
4,700		RadioShack Corp.	82,015
1,800	@	Starbucks Corp.	32,346
7,560		TJX Cos., Inc.	241,920
5,600	@	Wal-Mart Stores, Inc.	277,704
3,600		Wendy’s International, Inc.	87,408
			2,407,162
		Savings & Loans: 0.6%
18,800		Hudson City Bancorp., Inc.	298,356
			298,356
		Semiconductors: 2.0%
1,500		Applied Materials, Inc.	28,755
1,000	@	Broadcom Corp.	18,910
29,400		Intel Corp.	586,530
700	@	MEMC Electronic Materials, Inc.	53,396
4,000	@	Nvidia Corp.	85,560
4,400		Texas Instruments, Inc.	131,824
			904,975
		Software: 4.0%
700		Adobe Systems, Inc.	23,555
2,500	@	Autodesk, Inc.	77,725
3,670	@	BMC Software, Inc.	118,468
14,200	@	CA, Inc.	324,896
5,300		IMS Health, Inc.	119,303
31,890	@	Microsoft Corp.	868,047
17,900	@	Oracle Corp.	336,520
			1,868,514
		Telecommunications: 4.9%
21,565		AT&T, Inc.	751,109
3,400		CenturyTel, Inc.	123,046
21,460	@	Cisco Systems, Inc.	522,980
3,600		Corning, Inc.	83,628
6,700	@	JDS Uniphase Corp.	88,105
2,300	@	Juniper Networks, Inc.	61,686
3,300	@	Motorola, Inc.	32,901
5,800		Qualcomm, Inc.	245,746
2,500	@	Sprint Nextel Corp.	17,775
9,200	@	Tellabs, Inc.	60,536
8,500	@	Verizon Communications, Inc.	308,720
			2,296,232
		Transportation: 0.4%
1,100		CSX Corp.	53,372
1,500		Expeditors International Washington, Inc.	58,980
700		United Parcel Service, Inc. - Class B	49,168
			161,520
		Total Common Stock
		(Cost $42,800,591)	45,501,373
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Warehouse/Industrial: 0.2%
1,400		Prologis	75,432
		Total Real Estate Investment Trusts
		(Cost $82,423)	75,432
		Total Long-Term Investments
		(Cost $42,883,014)	45,576,805

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund II	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.9%
675,000	**	Mutual Fund: 1.5%
		ING Institutional Prime Money Market Fund		$675,000
		Total Mutual Fund
		(Cost $675,000)		675,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$202,000		Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $202,052 to be received upon repurchase (Collateralized by $204,000 Federal Home Loan Mortgage Corporation, 2.750%, Market Value plus accrued interest $206,556, due 03/15/08)		$202,000
		Total Repurchase Agreement
		(Cost $202,000)		202,000
		Total Short-Term Investments
		(Cost $877,000)		877,000

		Total Investments in Securities
		(Cost $43,760,014) *	99.9%	$46,453,805
		Other Assets and Liabilities - Net	0.1	47,062
		Net Assets	100.0%	$46,500,867
	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $45,090,920.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,276,347
		Gross Unrealized Depreciation		(2,913,462)
		Net Unrealized Appreciation		$1,362,885

ING Index Plus LargeCap Equity Fund II Open Futures Contracts on February 29, 2008

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
S&P 500	3	998,475	03/19/08	$(63,643)
				$(63,643)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Advertising: 1.1%
9,800	@	Omnicom Group	$437,766
			437,766
		Aerospace/Defense: 4.5%
3,500		Boeing Co.	289,765
1,800	@	General Dynamics Corp.	147,330
2,800		L-3 Communications Holdings, Inc.	297,612
2,720		Lockheed Martin Corp.	280,704
4,400		Northrop Grumman Corp.	345,884
6,460		United Technologies Corp.	455,495
			1,816,790
		Agriculture: 1.4%
3,800	@	Altria Group, Inc.	277,932
2,100	@	Reynolds American, Inc.	133,812
3,000	@	UST, Inc.	162,870
			574,614
		Airlines: 0.5%
15,600		Southwest Airlines Co.	191,256
			191,256
		Apparel: 1.0%
6,400	@	Nike, Inc.	385,280
			385,280
		Auto Parts & Equipment: 0.1%
900	@	Johnson Controls, Inc.	29,574
			29,574
		Banks: 3.6%
7,240		Bank of America Corp.	287,718
3,400		Bank of New York Mellon Corp.	149,158
2,350		Comerica, Inc.	85,164
800		Commerce Bancorp., Inc.	30,224
1,500		First Horizon National Corp.	24,360
8,200		Marshall & Ilsley Corp.	190,240
15,677	@	Regions Financial Corp.	332,352
10,961		Wachovia Corp.	335,626
			1,434,842
		Beverages: 3.0%
6,700		Anheuser-Busch Cos., Inc.	315,503
1,900		Coca-Cola Co.	111,074
6,400	@	Constellation Brands, Inc.	122,944
4,000	@	Pepsi Bottling Group, Inc.	136,040
7,800	@	PepsiCo, Inc.	542,568
			1,228,129
		Biotechnology: 0.8%
5,100	@	Amgen, Inc.	232,152
900	@	Biogen Idec, Inc.	52,524
1,000	@	Celgene Corp.	56,370
			341,046
		Building Materials: 0.6%
12,200		Masco Corp.	228,018
600		Trane, Inc.	27,030
			255,048
		Chemicals: 2.5%
300		Air Products & Chemicals, Inc.	27,399
3,600		Ecolab, Inc.	168,444
7,700		EI Du Pont de Nemours & Co.	357,434
1,600	@	Monsanto Co.	185,088
900		PPG Industries, Inc.	55,782
4,000		Sigma-Aldrich Corp.	220,080
			1,014,227
		Commercial Services: 1.0%
1,300	@	Apollo Group, Inc. - Class A	79,794
1,200		Moody’s Corp.	45,576
900		Robert Half International, Inc.	24,255
3,400		RR Donnelley & Sons Co.	108,222
7,000		Western Union Co.	145,600
			403,447
		Computers: 5.2%
1,900	@	Affiliated Computer Services, Inc.	96,425
3,400	@	Apple, Inc.	425,068
12,050	@	Dell, Inc.	239,193
3,250		Electronic Data Systems Corp.	56,290
13,750	@	EMC Corp.	213,675
9,900	@	Hewlett-Packard Co.	472,923
3,650		International Business Machines Corp.	415,589
2,980	@	Lexmark International, Inc.	98,429

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
2,600	@	Sandisk Corp.	$61,230
			2,078,822
		Cosmetics/Personal Care: 1.5%
1,300		Colgate-Palmolive Co.	98,917
7,752		Procter & Gamble Co.	513,027
			611,944
		Diversified Financial Services: 5.4%
1,000		American Express Co.	42,300
900		Bear Stearns Cos., Inc.	71,874
1,400		Charles Schwab Corp.	27,454
1,100		CIT Group, Inc.	24,442
8,800		Citigroup, Inc.	208,648
200	@	CME Group, Inc.	102,660
2,100		Countrywide Financial Corp.	13,251
3,100		Fannie Mae	85,715
900		Freddie Mac	22,662
3,250	@	Goldman Sachs Group, Inc.	551,298
200	@	IntercontinentalExchange, Inc.	26,060
13,000		JPMorgan Chase & Co.	528,450
4,420		Lehman Brothers Holdings, Inc.	225,376
3,300		Merrill Lynch & Co., Inc.	163,548
400		Morgan Stanley	16,848
600	@	Nyse Euronext	39,402
1,600	@	SLM Corp.	31,376
			2,181,364
		Electric: 3.1%
2,100		Constellation Energy Group, Inc.	185,535
3,500		Dominion Resources, Inc.	139,790
16,500		Duke Energy Corp.	289,410
3,400		FirstEnergy Corp.	229,806
4,800		FPL Group, Inc.	289,392
2,500	@	PPL Corp.	113,450
			1,247,383
		Electronics: 1.8%
2,900	@	Agilent Technologies, Inc.	88,769
5,300		Applera Corp. - Applied Biosystems Group	178,663
4,700		Jabil Circuit, Inc.	60,724
4,900	@	Thermo Electron Corp.	274,057
2,075	@, @@	Tyco Electronics Ltd.	68,268
900	@	Waters Corp.	53,649
			724,130
		Engineering & Construction: 0.1%
600	@	Jacobs Engineering Group, Inc.	48,174
			48,174
		Food: 2.3%
5,750	@	General Mills, Inc.	321,943
8,300	@	Kellogg Co.	420,976
5,000	@	Kroger Co.	121,250
1,200	@	WM Wrigley Jr. Co.	71,832
			936,001
		Gas: 0.2%
1,800	@	Sempra Energy	95,634
			95,634
		Hand/Machine Tools: 0.6%
2,000		Black & Decker Corp.	137,540
1,950		Snap-On, Inc.	97,344
			234,884
		Healthcare - Products: 1.9%
1,300		Baxter International, Inc.	76,726
5,400	@	Boston Scientific Corp.	67,986
1,000	@@	Covidien Ltd.	42,790
6,850		Johnson & Johnson	424,426
1,500	@	Medtronic, Inc.	74,040
1,300	@	St. Jude Medical, Inc.	55,874
300		Stryker Corp.	19,533
			761,375
		Healthcare - Services: 1.6%
2,580		Aetna, Inc.	127,968
2,135	@	Coventry Health Care, Inc.	110,742
950	@	Humana, Inc.	64,914
4,800	@	UnitedHealth Group, Inc.	223,104
1,870	@	WellPoint, Inc.	131,050
			657,778
		Household Products/Wares: 0.4%
700		Clorox Co.	40,733
1,850	@	Kimberly-Clark Corp.	120,583
			161,316
		Housewares: 0.1%
2,200		Newell Rubbermaid, Inc.	49,940
			49,940
		Insurance: 5.8%
3,860	@, @@	ACE Ltd.	217,086

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
4,160		Allstate Corp.	$198,557
3,200		AMBAC Financial Group, Inc.	35,648
8,450		American International Group, Inc.	395,967
2,100		Assurant, Inc.	131,355
10,900		Chubb Corp.	554,810
1,000		Hartford Financial Services Group, Inc.	69,900
1,200	@	Lincoln National Corp.	61,332
1,710		Metlife, Inc.	99,625
3,560		Prudential Financial, Inc.	259,773
900	@	Safeco Corp.	41,634
5,590	@	Travelers Cos., Inc.	259,432
			2,325,119
		Internet: 1.6%
1,500	@	Amazon.com, Inc.	96,705
2,500	@	eBay, Inc.	65,900
880	@	Expedia, Inc.	20,178
600	@	Google, Inc. - Class A	282,708
6,454	@	Symantec Corp.	108,685
2,400	@	Yahoo!, Inc.	66,672
			640,848
		Investment Companies: 0.1%
1,300		American Capital Strategies Ltd.	47,177
			47,177
		Iron/Steel: 0.5%
1,300	@	Nucor Corp.	83,941
920		United States Steel Corp.	99,774
			183,715
		Leisure Time: 0.1%
600		Carnival Corp.	23,610
			23,610
		Lodging: 0.2%
2,000		Starwood Hotels & Resorts Worldwide, Inc.	94,660
			94,660
		Machinery - Construction & Mining: 0.7%
4,100		Caterpillar, Inc.	296,553
			296,553
		Machinery - Diversified: 0.5%
2,700		Cummins, Inc.	136,026
600		Deere & Co.	51,126
			187,152
		Media: 2.5%
2,000		Clear Channel Communications, Inc.	64,000
2,600	@	DIRECTV Group, Inc.	65,130
1,500		McGraw-Hill Cos., Inc.	61,395
1,800	@	Viacom - Class B	71,550
17,950		Walt Disney Co.	581,760
200	@	Washington Post	144,800
			988,635
		Mining: 0.8%
3,200		Freeport-McMoRan Copper & Gold, Inc.	322,752
			322,752
		Miscellaneous Manufacturing: 5.2%
1,500		Cooper Industries Ltd.	62,895
6,500		Dover Corp.	269,815
2,950		Eaton Corp.	237,859
26,500		General Electric Co.	878,205
1,500		Honeywell International, Inc.	86,310
3,700	@	Illinois Tool Works, Inc.	181,559
3,550		Parker Hannifin Corp.	229,437
3,575	@, @@	Tyco International Ltd.	143,215
			2,089,295
		Oil & Gas: 12.8%
2,100		Anadarko Petroleum Corp.	133,854
12,615		Chevron Corp.	1,093,216
8,309		ConocoPhillips	687,237
2,400	@	Devon Energy Corp.	246,528
1,500	@	ENSCO International, Inc.	89,760
25,300	S	ExxonMobil Corp.	2,201,353
3,300		Marathon Oil Corp.	175,428
720		Noble Energy, Inc.	55,728
5,660	@	Occidental Petroleum Corp.	437,914
800		Valero Energy Corp.	46,216
			5,167,234
		Oil & Gas Services: 1.0%
1,700	@	National Oilwell Varco, Inc.	105,910
1,200		Schlumberger Ltd.	103,740
1,439	@	Transocean, Inc.	202,194
			411,844
		Pharmaceuticals: 5.2%
500		Allergan, Inc.	29,615
3,700		AmerisourceBergen Corp.	154,364
4,600		Bristol-Myers Squibb Co.	104,006

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
8,200		Eli Lilly & Co.	$410,164
500	@	Express Scripts, Inc.	29,550
1,200	@	Forest Laboratories, Inc.	47,724
2,800	@	Gilead Sciences, Inc.	132,496
1,400	@	Medco Health Solutions, Inc.	62,034
10,200	@	Merck & Co., Inc.	451,860
26,930		Pfizer, Inc.	600,000
1,800		Wyeth	78,516
			2,100,329
		Pipelines: 0.3%
2,900	@	Williams Cos., Inc.	104,458
			104,458
		Retail: 5.2%
1,300		Abercrombie & Fitch Co.	100,789
1,400	@	Autozone, Inc.	161,112
1,900		Best Buy Co., Inc.	81,719
2,800	@	Big Lots, Inc.	47,180
6,600	@	Coach, Inc.	200,112
4,400		Costco Wholesale Corp.	272,448
3,700		CVS Caremark Corp.	149,406
1,700	@	GameStop Corp.	72,012
7,100		Gap, Inc.	143,207
800		Lowe’s Cos., Inc.	19,176
2,950		McDonald’s Corp.	159,625
1,100	@	Polo Ralph Lauren Corp.	68,409
4,200		RadioShack Corp.	73,290
1,600	@	Starbucks Corp.	28,752
6,600		TJX Cos., Inc.	211,200
4,900	@	Wal-Mart Stores, Inc.	242,991
2,800		Wendy’s International, Inc.	67,984
			2,099,412
		Savings & Loans: 0.7%
16,500		Hudson City Bancorp., Inc.	261,855
			261,855
		Semiconductors: 2.0%
1,300		Applied Materials, Inc.	24,921
900	@	Broadcom Corp.	17,019
25,700		Intel Corp.	512,715
700	@	MEMC Electronic Materials, Inc.	53,396
3,500	@	Nvidia Corp.	74,865
3,900		Texas Instruments, Inc.	116,844
			799,760
		Software: 4.1%
600		Adobe Systems, Inc.	20,190
2,300	@	Autodesk, Inc.	71,507
3,720	@	BMC Software, Inc.	120,082
12,400	@	CA, Inc.	283,712
4,600		IMS Health, Inc.	103,546
27,850	@	Microsoft Corp.	758,077
15,700	@	Oracle Corp.	295,160
			1,652,274
		Telecommunications: 5.0%
18,872		AT&T, Inc.	657,312
3,000		CenturyTel, Inc.	108,570
18,750	@	Cisco Systems, Inc.	456,938
3,200		Corning, Inc.	74,336
6,000	@	JDS Uniphase Corp.	78,900
1,900	@	Juniper Networks, Inc.	50,958
2,900	@	Motorola, Inc.	28,913
5,100		Qualcomm, Inc.	216,087
2,224	@	Sprint Nextel Corp.	15,813
8,100	@	Tellabs, Inc.	53,298
7,650	@	Verizon Communications, Inc.	277,848
			2,018,973
		Transportation: 0.3%
1,000		CSX Corp.	48,520
1,300		Expeditors International Washington, Inc.	51,116
500		United Parcel Service, Inc. - Class B	35,120
			134,756
		Total Common Stock
		(Cost $36,840,494)	39,851,175
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Warehouse/Industrial: 0.2%
1,300		Prologis	70,044
		Total Real Estate Investment Trusts
		(Cost $76,536)	70,044
		Total Long-Term Investments
		(Cost $36,917,030)	39,921,219

			PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund III			as of February 29, 2008 (Unaudited) (continued)
Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Fund: 0.5%
225,000	**	ING Institutional Prime Money Market Fund		$225,000
		Total Short-Term Investments
		(Cost $225,000)		225,000
		Total Investments in Securities
		(Cost $37,142,030)*	99.6%	$40,146,219
		Other Assets and Liabilities — Net	0.4	146,183
		Net Assets	100.0%	$40,292,402

	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $38,194,525.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,208,863
		Gross Unrealized Depreciation		(2,257,169)
		Net Unrealized Appreciation		$1,951,694

ING Index Plus LargeCap Equity Fund III Open Futures Contracts on February 29, 2008

	Number	Notional		Unrealized Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500 E-Mini	6	399,390	03/20/08	$(18,082)
				$(18,082)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.4%
		Advertising: 1.1%
23,600	@	Omnicom Group	$1,054,212
			1,054,212
		Aerospace/Defense: 4.6%
8,400		Boeing Co.	695,436
4,700	@	General Dynamics Corp.	384,695
6,800		L-3 Communications Holdings, Inc.	722,772
6,600		Lockheed Martin Corp.	681,120
10,453		Northrop Grumman Corp.	821,710
16,020		United Technologies Corp.	1,129,570
			4,435,303
		Agriculture: 1.4%
9,200	@	Altria Group, Inc.	672,888
5,040	@	Reynolds American, Inc.	321,149
6,700	@	UST, Inc.	363,743
			1,357,780
		Airlines: 0.5%
37,700		Southwest Airlines Co.	462,202
			462,202
		Apparel: 1.0%
15,560	@	Nike, Inc.	936,712
			936,712
		Auto Parts & Equipment: 0.0%
1,600	@	Johnson Controls, Inc.	52,576
			52,576
		Banks: 3.6%
18,192		Bank of America Corp.	722,950
8,200		Bank of New York Mellon Corp.	359,734
5,650		Comerica, Inc.	204,756
1,700		Commerce Bancorp., Inc.	64,226
3,700		First Horizon National Corp.	60,088
19,800		Marshall & Ilsley Corp.	459,360
37,788	@	Regions Financial Corp.	801,106
26,342		Wachovia Corp.	806,592
			3,478,812
		Beverages: 3.1%
15,600		Anheuser-Busch Cos., Inc.	734,604
4,700		Coca-Cola Co.	274,762
14,600	@	Constellation Brands, Inc.	280,466
10,650	@	Pepsi Bottling Group, Inc.	362,207
18,910	@	PepsiCo, Inc.	1,315,380
			2,967,419
		Biotechnology: 0.9%
12,400	@	Amgen, Inc.	564,448
2,200	@	Biogen Idec, Inc.	128,392
2,500	@	Celgene Corp.	140,925
			833,765
		Building Materials: 0.6%
27,600		Masco Corp.	515,844
1,400		Trane, Inc.	63,070
			578,914
		Chemicals: 2.6%
650		Air Products & Chemicals, Inc.	59,365
8,600		Ecolab, Inc.	402,394
18,700		EI Du Pont de Nemours & Co.	868,054
4,000	@	Monsanto Co.	462,720
2,300		PPG Industries, Inc.	142,554
9,900		Sigma-Aldrich Corp.	544,698
			2,479,785
		Commercial Services: 1.0%
3,200	@	Apollo Group, Inc. - Class A	196,416
3,000		Moody’s Corp.	113,940
1,500		Robert Half International, Inc.	40,425
7,700		RR Donnelley & Sons Co.	245,091
17,028		Western Union Co.	354,182
			950,054
		Computers: 5.2%
4,700	@	Affiliated Computer Services, Inc.	238,525
8,200	@	Apple, Inc.	1,025,164
29,140	@	Dell, Inc.	578,429
7,900		Electronic Data Systems Corp.	136,828
31,600	@	EMC Corp.	491,064
24,050	@	Hewlett-Packard Co.	1,148,869
8,800		International Business Machines Corp.	1,001,968
7,250	@	Lexmark International, Inc.	239,468

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
6,600	@	Sandisk Corp.	$155,430
			5,015,745
		Cosmetics/Personal Care: 1.5%
3,300		Colgate-Palmolive Co.	251,097
18,655		Procter & Gamble Co.	1,234,588
			1,485,685
		Diversified Financial Services: 5.5%
2,500		American Express Co.	105,750
2,200		Bear Stearns Cos., Inc.	175,692
2,850		Charles Schwab Corp.	55,889
2,600		CIT Group, Inc.	57,772
21,200		Citigroup, Inc.	502,652
500	@	CME Group, Inc.	256,650
4,700		Countrywide Financial Corp.	29,657
7,400		Fannie Mae	204,610
2,300		Freddie Mac	57,914
7,850	@	Goldman Sachs Group, Inc.	1,331,596
500	@	IntercontinentalExchange, Inc.	65,150
31,400		JPMorgan Chase & Co.	1,276,410
10,800		Lehman Brothers Holdings, Inc.	550,692
8,100		Merrill Lynch & Co., Inc.	401,436
900		Morgan Stanley	37,908
1,500	@	Nyse Euronext	98,505
3,750	@	SLM Corp.	73,538
			5,281,821
		Electric: 3.1%
5,050		Constellation Energy Group, Inc.	446,168
7,900		Dominion Resources, Inc.	315,526
39,800		Duke Energy Corp.	698,092
8,400		FirstEnergy Corp.	567,756
11,700		FPL Group, Inc.	705,393
6,000	@	PPL Corp.	272,280
			3,005,215
		Electronics: 1.8%
7,000	@	Agilent Technologies, Inc.	214,270
12,600		Applera Corp. - Applied Biosystems Group	424,746
11,300		Jabil Circuit, Inc.	145,996
11,900	@	Thermo Electron Corp.	665,567
5,500	@, @@	Tyco Electronics Ltd.	180,950
2,300	@	Waters Corp.	137,103
			1,768,632
		Engineering & Construction: 0.1%
1,500	@	Jacobs Engineering Group, Inc.	120,435
			120,435
		Food: 2.3%
14,250	@	General Mills, Inc.	797,858
20,100	@	Kellogg Co.	1,019,472
12,000	@	Kroger Co.	291,000
1,200	@	WM Wrigley Jr. Co.	71,832
			2,180,162
		Gas: 0.2%
4,300	@	Sempra Energy	228,459
			228,459
		Hand/Machine Tools: 0.5%
3,520		Black & Decker Corp.	242,070
5,100		Snap-On, Inc.	254,592
			496,662
		Healthcare - Products: 1.9%
3,100		Baxter International, Inc.	182,962
13,000	@	Boston Scientific Corp.	163,670
2,400	@@	Covidien Ltd.	102,696
16,150		Johnson & Johnson	1,000,654
3,500	@	Medtronic, Inc.	172,760
3,100	@	St. Jude Medical, Inc.	133,238
800		Stryker Corp.	52,088
			1,808,068
		Healthcare - Services: 1.7%
6,220		Aetna, Inc.	308,512
5,080	@	Coventry Health Care, Inc.	263,500
2,500	@	Humana, Inc.	170,825
11,900	@	UnitedHealth Group, Inc.	553,112
4,530	@	WellPoint, Inc.	317,462
			1,613,411
		Household Products/Wares: 0.4%
1,800		Clorox Co.	104,742
4,600	@	Kimberly-Clark Corp.	299,828
			404,570
		Housewares: 0.1%
5,300		Newell Rubbermaid, Inc.	120,310
			120,310
		Insurance: 5.9%
9,250	@, @@	ACE Ltd.	520,220

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
9,350		Allstate Corp.	$446,276
7,800		AMBAC Financial Group, Inc.	86,892
20,350		American International Group, Inc.	953,601
5,100		Assurant, Inc.	319,005
26,160		Chubb Corp.	1,331,544
2,400		Hartford Financial Services Group, Inc.	167,760
2,800	@	Lincoln National Corp.	143,108
5,830		Metlife, Inc.	339,656
8,740		Prudential Financial, Inc.	637,758
2,100	@	Safeco Corp.	97,146
13,530	@	Travelers Cos., Inc.	627,927
			5,670,893
		Internet: 1.7%
3,600	@	Amazon.com, Inc.	232,092
6,000	@	eBay, Inc.	158,160
1,800	@	Expedia, Inc.	41,274
1,700	@	Google, Inc. - Class A	801,006
15,450	@	Symantec Corp.	260,178
5,800	@	Yahoo!, Inc.	161,124
			1,653,834
		Investment Companies: 0.1%
3,100		American Capital Strategies Ltd.	112,499
			112,499
		Iron/Steel: 0.5%
3,200	@	Nucor Corp.	206,624
2,250		United States Steel Corp.	244,013
			450,637
		Leisure Time: 0.0%
1,400		Carnival Corp.	55,090
			55,090
		Lodging: 0.2%
4,900		Starwood Hotels & Resorts Worldwide, Inc.	231,917
			231,917
		Machinery - Construction & Mining: 0.7%
9,200		Caterpillar, Inc.	665,436
			665,436
		Machinery - Diversified: 0.5%
6,600		Cummins, Inc.	332,508
1,400		Deere & Co.	119,294
			451,802
		Media: 2.3%
4,200		Clear Channel Communications, Inc.	134,400
7,800	@	DIRECTV Group, Inc.	195,390
3,600		McGraw-Hill Cos., Inc.	147,348
3,900	@	Viacom - Class B	155,025
43,350		Walt Disney Co.	1,404,974
300	@	Washington Post	217,200
			2,254,337
		Mining: 0.8%
7,740		Freeport-McMoRan Copper & Gold, Inc.	780,656
			780,656
		Miscellaneous Manufacturing: 5.2%
3,800		Cooper Industries Ltd.	159,334
15,800		Dover Corp.	655,858
7,100		Eaton Corp.	572,473
63,650		General Electric Co.	2,109,361
3,600		Honeywell International, Inc.	207,144
9,000	@	Illinois Tool Works, Inc.	441,630
8,675		Parker Hannifin Corp.	560,665
8,400	@, @@	Tyco International Ltd.	336,504
			5,042,969
		Oil & Gas: 12.9%
5,000		Anadarko Petroleum Corp.	318,700
30,403		Chevron Corp.	2,634,724
19,901		ConocoPhillips	1,646,012
5,800	@	Devon Energy Corp.	595,776
3,700	@	ENSCO International, Inc.	221,408
61,050	S	ExxonMobil Corp.	5,311,961
8,500		Marathon Oil Corp.	451,860
1,730		Noble Energy, Inc.	133,902
13,680	@	Occidental Petroleum Corp.	1,058,422
1,800		Valero Energy Corp.	103,986
			12,476,751
		Oil & Gas Services: 1.0%
4,100	@	National Oilwell Varco, Inc.	255,430
2,900		Schlumberger Ltd.	250,705
3,527	@	Transocean, Inc.	495,579
			1,001,714
		Pharmaceuticals: 5.2%
900		Allergan, Inc.	53,307
8,760		AmerisourceBergen Corp.	365,467
10,800		Bristol-Myers Squibb Co.	244,188

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
19,800		Eli Lilly & Co.	$990,396
1,220	@	Express Scripts, Inc.	72,102
2,900	@	Forest Laboratories, Inc.	115,333
6,500	@	Gilead Sciences, Inc.	307,580
3,600	@	Medco Health Solutions, Inc.	159,516
24,650	@	Merck & Co., Inc.	1,091,995
64,970		Pfizer, Inc.	1,447,532
4,300		Wyeth	187,566
			5,034,982
		Pipelines: 0.3%
7,100	@	Williams Cos., Inc.	255,742
			255,742
		Retail: 5.3%
2,800		Abercrombie & Fitch Co.	217,084
3,400	@	Autozone, Inc.	391,272
4,950		Best Buy Co., Inc.	212,900
6,700	@	Big Lots, Inc.	112,895
16,400	@	Coach, Inc.	497,248
10,350		Costco Wholesale Corp.	640,872
8,698		CVS Caremark Corp.	351,225
4,200	@	GameStop Corp.	177,912
16,920		Gap, Inc.	341,276
1,900		Lowe’s Cos., Inc.	45,543
7,200		McDonald’s Corp.	389,592
2,700	@	Polo Ralph Lauren Corp.	167,913
10,100		RadioShack Corp.	176,245
3,700	@	Starbucks Corp.	66,489
15,900		TJX Cos., Inc.	508,800
11,900	@	Wal-Mart Stores, Inc.	590,121
8,100		Wendy’s International, Inc.	196,668
			5,084,055
		Savings & Loans: 0.7%
40,200		Hudson City Bancorp., Inc.	637,974
			637,974
		Semiconductors: 1.9%
3,200		Applied Materials, Inc.	61,344
2,100	@	Broadcom Corp.	39,711
62,000		Intel Corp.	1,236,900
900	@	MEMC Electronic Materials, Inc.	68,652
8,400	@	Nvidia Corp.	179,676
9,300		Texas Instruments, Inc.	278,628
			1,864,911
		Software: 4.1%
1,400		Adobe Systems, Inc.	47,110
6,000	@	Autodesk, Inc.	186,540
7,960	@	BMC Software, Inc.	256,949
30,100	@	CA, Inc.	688,688
11,200		IMS Health, Inc.	252,112
67,250	@	Microsoft Corp.	1,830,537
38,060	@	Oracle Corp.	715,528
			3,977,464
		Telecommunications: 5.1%
45,576		AT&T, Inc.	1,587,412
7,250		CenturyTel, Inc.	262,378
45,700	@	Cisco Systems, Inc.	1,113,709
7,700		Corning, Inc.	178,871
13,600	@	JDS Uniphase Corp.	178,840
5,400	@	Juniper Networks, Inc.	144,828
7,000	@	Motorola, Inc.	69,790
12,350		Qualcomm, Inc.	523,270
6,820	@	Sprint Nextel Corp.	48,490
19,500	@	Tellabs, Inc.	128,310
18,450	@	Verizon Communications, Inc.	670,104
			4,906,002
		Transportation: 0.3%
2,340		CSX Corp.	113,537
3,000		Expeditors International Washington, Inc.	117,960
1,300		United Parcel Service, Inc. - Class B	91,312
			322,809
		Total Common Stock
		(Cost $79,635,625)	96,049,183
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Warehouse/Industrial: 0.2%
3,000		Prologis	161,640
		Total Real Estate Investment Trusts
		(Cost $176,621)	161,640
		Total Long-Term Investments
		(Cost $79,812,246)	96,210,823

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund IV	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.2%
			Mutual Fund: 0.0%
5,000	**		ING Institutional Prime Money Market Fund	$5,000
			Total Mutual Fund
			(Cost $5,000)	5,000

Principal Amount				Value
			Repurchase Agreement: 0.2%
$167,000			Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $167,043 to be received upon repurchase (Collateralized by $169,000 Federal Home Loan Mortgage Corporation, 2.750%, Market Value plus accrued interest $171,117, due 03/15/08)	$167,000
			Total Repurchase Agreement
			(Cost $167,000)	167,000
			Total Short-Term Investments
			(Cost $172,000)	172,000
			Total Investments in Securities
		(Cost $79,984,246)*	99.8%	$96,382,823
		Other Assets and Liabilities — Net	0.2	197,215
		Net Assets	100.0%	$96,580,038

	@		Non-income producing security
	@@		Foreign Issuer
	S		All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**		Investment in affiliate
	*		Cost for federal income tax purposes is $81,579,741.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$18,089,518
			Gross Unrealized Depreciation	(3,286,436)
			Net Unrealized Appreciation	$14,803,082

ING Index Plus LargeCap Equity Fund IV Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500	1	332,825	03/19/08	$(4,428)
				$(4,428)

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		Advertising: 1.1%
24,050	@	Omnicom Group	$1,074,314
			1,074,314
		Aerospace/Defense: 4.5%
8,500		Boeing Co.	703,715
4,400	@	General Dynamics Corp.	360,140
6,950		L-3 Communications Holdings, Inc.	738,716
6,770		Lockheed Martin Corp.	698,664
10,817		Northrop Grumman Corp.	850,324
16,050		United Technologies Corp.	1,131,686
			4,483,245
		Agriculture: 1.4%
9,350	@	Altria Group, Inc.	683,859
5,130	@	Reynolds American, Inc.	326,884
6,950	@	UST, Inc.	377,316
			1,388,059
		Airlines: 0.5%
37,700		Southwest Airlines Co.	462,202
			462,202
		Apparel: 0.9%
15,780	@	Nike, Inc.	949,956
			949,956
		Auto Parts & Equipment: 0.0%
1,250	@	Johnson Controls, Inc.	41,075
			41,075
		Banks: 3.5%
18,407		Bank of America Corp.	731,494
8,200		Bank of New York Mellon Corp.	359,734
979		Capital One Financial Corp.	45,063
6,500		Comerica, Inc.	235,560
850		Commerce Bancorp., Inc.	32,113
3,800		First Horizon National Corp.	61,712
19,498		Marshall & Ilsley Corp.	452,354
37,951	@	Regions Financial Corp.	804,561
27,148		Wachovia Corp.	831,272
			3,553,863
		Beverages: 3.0%
15,950		Anheuser-Busch Cos., Inc.	751,086
4,800		Coca-Cola Co.	280,608
14,700	@	Constellation Brands, Inc.	282,387
9,850	@	Pepsi Bottling Group, Inc.	334,999
19,010	@	PepsiCo, Inc.	1,322,336
			2,971,416
		Biotechnology: 0.8%
12,450	@	Amgen, Inc.	566,724
2,200	@	Biogen Idec, Inc.	128,392
2,500	@	Celgene Corp.	140,925
			836,041
		Building Materials: 0.6%
28,000		Masco Corp.	523,320
800		Trane, Inc.	36,040
			559,360
		Chemicals: 2.5%
600		Air Products & Chemicals, Inc.	54,798
8,700		Ecolab, Inc.	407,073
18,750		EI Du Pont de Nemours & Co.	870,375
4,000	@	Monsanto Co.	462,720
2,400		PPG Industries, Inc.	148,752
9,800		Sigma-Aldrich Corp.	539,196
			2,482,914
		Commercial Services: 1.0%
3,300	@	Apollo Group, Inc. - Class A	202,554
3,000		Moody’s Corp.	113,940
1,400		Robert Half International, Inc.	37,730
7,850		RR Donnelley & Sons Co.	249,866
17,290		Western Union Co.	359,632
			963,722
		Computers: 4.9%
4,150	@	Affiliated Computer Services, Inc.	210,613
8,250	@	Apple, Inc.	1,031,415
29,380	@	Dell, Inc.	583,193
8,000		Electronic Data Systems Corp.	138,560
32,100	@	EMC Corp.	498,834
24,350	@	Hewlett-Packard Co.	1,163,200
8,850		International Business Machines Corp.	1,007,661

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
5,950	@	Lexmark International, Inc.	$196,529
5,750	@	Sandisk Corp.	135,413
			4,965,418
		Cosmetics/Personal Care: 1.5%
2,950		Colgate-Palmolive Co.	224,466
18,725		Procter & Gamble Co.	1,239,221
			1,463,687
		Diversified Financial Services: 5.3%
2,500		American Express Co.	105,750
2,200		Bear Stearns Cos., Inc.	175,692
2,350		Charles Schwab Corp.	46,084
4,150		CIT Group, Inc.	92,213
21,400		Citigroup, Inc.	507,394
500	@	CME Group, Inc.	256,650
2,598		Countrywide Financial Corp.	16,393
7,500		Fannie Mae	207,375
2,300		Freddie Mac	57,914
8,000	@	Goldman Sachs Group, Inc.	1,357,040
500	@	IntercontinentalExchange, Inc.	65,150
31,300		JPMorgan Chase & Co.	1,272,345
10,710		Lehman Brothers Holdings, Inc.	546,103
8,000		Merrill Lynch & Co., Inc.	396,480
900		Morgan Stanley	37,908
1,500	@	Nyse Euronext	98,505
3,650	@	SLM Corp.	71,577
			5,310,573
		Electric: 3.0%
5,200		Constellation Energy Group, Inc.	459,420
8,100		Dominion Resources, Inc.	323,514
40,000		Duke Energy Corp.	701,600
8,000		FirstEnergy Corp.	540,720
11,900		FPL Group, Inc.	717,451
6,000	@	PPL Corp.	272,280
			3,014,985
		Electronics: 1.7%
7,100	@	Agilent Technologies, Inc.	217,331
12,700		Applera Corp. - Applied Biosystems Group	428,117
11,300		Jabil Circuit, Inc.	145,996
12,000	@	Thermo Electron Corp.	671,160
3,975	@, @@	Tyco Electronics Ltd.	130,778
2,350	@	Waters Corp.	140,084
			1,733,466
		Engineering & Construction: 0.1%
1,500	@	Jacobs Engineering Group, Inc.	120,435
			120,435
		Food: 2.3%
14,250	@	General Mills, Inc.	797,858
20,200	@	Kellogg Co.	1,024,544
12,050	@	Kroger Co.	292,213
2,500	@	WM Wrigley Jr. Co.	149,650
			2,264,265
		Gas: 0.2%
4,300	@	Sempra Energy	228,459
			228,459
		Hand/Machine Tools: 0.5%
4,720		Black & Decker Corp.	324,594
3,650		Snap-On, Inc.	182,208
			506,802
		Healthcare - Products: 1.8%
3,150		Baxter International, Inc.	185,913
13,200	@	Boston Scientific Corp.	166,188
2,400	@@	Covidien Ltd.	102,696
16,350		Johnson & Johnson	1,013,046
3,600	@	Medtronic, Inc.	177,696
3,250	@	St. Jude Medical, Inc.	139,685
800		Stryker Corp.	52,088
			1,837,312
		Healthcare - Services: 1.6%
6,260		Aetna, Inc.	310,496
5,185	@	Coventry Health Care, Inc.	268,946
2,540	@	Humana, Inc.	173,558
12,020	@	UnitedHealth Group, Inc.	558,690
4,530	@	WellPoint, Inc.	317,462
			1,629,152
		Household Products/Wares: 0.4%
1,800		Clorox Co.	104,742
4,650	@	Kimberly-Clark Corp.	303,087
			407,829
		Housewares: 0.1%
5,300		Newell Rubbermaid, Inc.	120,310
			120,310

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance: 5.6%
9,160	@, @@	ACE Ltd.	$515,158
9,460		Allstate Corp.	451,526
7,500		AMBAC Financial Group, Inc.	83,550
20,300		American International Group, Inc.	951,258
5,100		Assurant, Inc.	319,005
25,980		Chubb Corp.	1,322,382
1,950		Hartford Financial Services Group, Inc.	136,305
2,800	@	Lincoln National Corp.	143,108
5,820		Metlife, Inc.	339,073
8,600		Prudential Financial, Inc.	627,542
2,100	@	Safeco Corp.	97,146
13,500	@	Travelers Cos., Inc.	626,535
			5,612,588
		Internet: 1.7%
3,700	@	Amazon.com, Inc.	238,539
6,100	@	eBay, Inc.	160,796
2,150	@	Expedia, Inc.	49,300
1,750	@	Google, Inc. - Class A	824,565
13,469	@	Symantec Corp.	226,818
5,800	@	Yahoo!, Inc.	161,124
			1,661,142
		Investment Companies: 0.1%
3,100		American Capital Strategies Ltd.	112,499
			112,499
		Iron/Steel: 0.4%
3,240	@	Nucor Corp.	209,207
1,840		United States Steel Corp.	199,548
			408,755
		Leisure Time: 0.1%
1,500		Carnival Corp.	59,025
			59,025
		Lodging: 0.2%
4,900		Starwood Hotels & Resorts Worldwide, Inc.	231,917
			231,917
		Machinery - Construction & Mining: 0.7%
9,450		Caterpillar, Inc.	683,519
			683,519
		Machinery - Diversified: 0.4%
6,650		Cummins, Inc.	335,027
1,200		Deere & Co.	102,252
			437,279
		Media: 2.3%
3,450		Clear Channel Communications, Inc.	110,400
6,350	@	DIRECTV Group, Inc.	159,068
3,600		McGraw-Hill Cos., Inc.	147,348
4,150	@	Viacom - Class B	164,963
43,600		Walt Disney Co.	1,413,076
500	@	Washington Post	362,000
			2,356,855
		Mining: 0.8%
7,814		Freeport-McMoRan Copper & Gold, Inc.	788,120
			788,120
		Miscellaneous Manufacturing: 5.0%
2,650		Cooper Industries Ltd.	111,115
15,100		Dover Corp.	626,801
6,700		Eaton Corp.	540,221
65,050		General Electric Co.	2,155,741
3,700		Honeywell International, Inc.	212,898
9,000	@	Illinois Tool Works, Inc.	441,630
8,850		Parker Hannifin Corp.	571,976
8,775	@, @@	Tyco International Ltd.	351,527
			5,011,909
		Oil & Gas: 12.4%
5,000		Anadarko Petroleum Corp.	318,700
30,811		Chevron Corp.	2,670,081
20,297		ConocoPhillips	1,678,765
5,800	@	Devon Energy Corp.	595,776
3,800	@	ENSCO International, Inc.	227,392
60,700	S	ExxonMobil Corp.	5,281,507
8,140		Marathon Oil Corp.	432,722
1,200		Noble Energy, Inc.	92,880
13,800	@	Occidental Petroleum Corp.	1,067,706
1,900		Valero Energy Corp.	109,763
			12,475,292
		Oil & Gas Services: 1.0%
4,200	@	National Oilwell Varco, Inc.	261,660
3,000		Schlumberger Ltd.	259,350
3,400	@	Transocean, Inc.	477,734
			998,744
		Pharmaceuticals: 5.0%
800		Allergan, Inc.	47,384
9,100		AmerisourceBergen Corp.	379,652

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
10,700		Bristol-Myers Squibb Co.	$241,927
20,150		Eli Lilly & Co.	1,007,903
1,070	@	Express Scripts, Inc.	63,237
2,900	@	Forest Laboratories, Inc.	115,333
6,550	@	Gilead Sciences, Inc.	309,946
2,700	@	Medco Health Solutions, Inc.	119,637
25,050	@	Merck & Co., Inc.	1,109,715
65,290		Pfizer, Inc.	1,454,661
4,300		Wyeth	187,566
			5,036,961
		Pipelines: 0.3%
7,200	@	Williams Cos., Inc.	259,344
			259,344
		Retail: 4.9%
3,000		Abercrombie & Fitch Co.	232,590
3,400	@	Autozone, Inc.	391,272
4,485		Best Buy Co., Inc.	192,900
5,700	@	Big Lots, Inc.	96,045
16,020	@	Coach, Inc.	485,726
10,300		Costco Wholesale Corp.	637,776
9,100		CVS Caremark Corp.	367,458
3,500	@	GameStop Corp.	148,260
16,790		Gap, Inc.	338,654
2,000		Lowe’s Cos., Inc.	47,940
7,350		McDonald’s Corp.	397,709
1,950	@	Polo Ralph Lauren Corp.	121,271
8,200		RadioShack Corp.	143,090
3,050	@	Starbucks Corp.	54,809
16,100		TJX Cos., Inc.	515,200
12,000	@	Wal-Mart Stores, Inc.	595,080
5,500		Wendy’s International, Inc.	133,540
			4,899,320
		Savings & Loans: 0.6%
39,500		Hudson City Bancorp., Inc.	626,865
			626,865
		Semiconductors: 1.8%
2,650		Applied Materials, Inc.	50,801
2,200	@	Broadcom Corp.	41,602
62,350		Intel Corp.	1,243,883
850	@	MEMC Electronic Materials, Inc.	64,838
8,450	@	Nvidia Corp.	180,746
9,300		Texas Instruments, Inc.	278,628
			1,860,498
		Software: 3.9%
1,400		Adobe Systems, Inc.	47,110
4,350	@	Autodesk, Inc.	135,242
7,650	@	BMC Software, Inc.	246,942
29,750	@	CA, Inc.	680,680
11,300		IMS Health, Inc.	254,363
67,550	@	Microsoft Corp.	1,838,711
38,390	@	Oracle Corp.	721,732
			3,924,780
		Telecommunications: 4.8%
45,748		AT&T, Inc.	1,593,403
7,300		CenturyTel, Inc.	264,187
46,200	@	Cisco Systems, Inc.	1,125,894
7,750		Corning, Inc.	180,033
11,500	@	JDS Uniphase Corp.	151,225
4,550	@	Juniper Networks, Inc.	122,031
7,200	@	Motorola, Inc.	71,784
12,450		Qualcomm, Inc.	527,507
5,500	@	Sprint Nextel Corp.	39,105
19,600	@	Tellabs, Inc.	128,968
18,100	@	Verizon Communications, Inc.	657,392
			4,861,529
		Transportation: 0.3%
1,490		CSX Corp.	72,295
3,100		Expeditors International Washington, Inc.	121,892
1,400		United Parcel Service, Inc. - Class B	98,336
			292,523
		Total Common Stock
		(Cost $97,691,171)	95,968,324
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Warehouse/Industrial: 0.1%
3,000		Prologis	161,640
		Total Real Estate Investment Trusts
		(Cost $176,621)	161,640
		Total Long-Term Investments
		(Cost $97,867,792)	96,129,964

PORTFOLIO OF INVESTMENTS
ING Index Plus LargeCap Equity Fund V	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		$5,000
		Total Short-Term Investments
		(Cost $5,000)		5,000
		Total Investments in Securities
		(Cost $97,872,792)*	95.6%	$96,134,964
		Other Assets and Liabilities — Net	4.4	4,390,403
		Net Assets	100.0%	$100,525,367
	@	Non-income producing security
	@@	Foreign Issuer
	S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	**	Investment in affiliate
	*	Cost for federal income tax purposes is $102,482,930.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,794,715
		Gross Unrealized Depreciation		(9,142,681)
		Net Unrealized Depreciation		$(6,347,966)

ING Index Plus LargeCap Equity Fund V Open Futures Contracts on February 29, 2008

				Unrealized
	Number	Notional		Appreciation/
Contract Description	of Contracts	Market Value ($)	Expiration Date	(Depreciation)
Long Contracts
S&P 500	14	4,659,550	03/19/08	$(156,496)
				$(156,496)

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.6%
		Advertising: 1.5%
46,660	@, @@, L	Focus Media Holding Ltd. ADR	$2,350,264
			2,350,264
		Aerospace/Defense: 6.2%
20,550		Boeing Co.	1,701,335
17,770	@	General Dynamics Corp.	1,454,475
29,410		Lockheed Martin Corp.	3,035,112
10,300		Northrop Grumman Corp.	809,683
36,860		Raytheon Co.	2,390,002
			9,390,607
		Apparel: 1.6%
40,860	@	Nike, Inc.	2,459,772
			2,459,772
		Banks: 0.4%
22,060	@@, L	Banco Itau Holding Financeira SA ADR	559,000
			559,000
		Chemicals: 4.0%
31,590	@@, L	Agrium, Inc.	2,330,394
14,180	@	Monsanto Co.	1,640,342
13,540	@, @@	Potash Corp. of Saskatchewan	2,151,506
			6,122,242
		Coal: 1.3%
26,790		Consol Energy, Inc.	2,035,504
			2,035,504
		Commercial Services: 6.4%
38,140	@@	Accenture Ltd.	1,344,435
25,400	@	Apollo Group, Inc. - Class A	1,559,052
44,480		Automatic Data Processing, Inc.	1,776,976
35,520		McKesson Corp.	2,087,155
141,230	L	Western Union Co.	2,937,584
			9,705,202
		Computers: 4.2%
1,100	@	Apple, Inc.	139,652
90,500	@, L	Cadence Design Systems, Inc.	961,110
29,190	@	Cognizant Technology Solutions Corp.	881,830
38,180	@	Hewlett-Packard Co.	1,823,859
56,830	@, L	Network Appliance, Inc.	1,228,665
13,350	@, @@, L	Research In Motion Ltd.	1,385,730
			6,420,846
		Cosmetics/Personal Care: 0.6%
13,920		Procter & Gamble Co.	921,226
			921,226
		Diversified Financial Services: 4.2%
2,830	@	CME Group, Inc.	1,452,639
12,870	@	Goldman Sachs Group, Inc.	2,183,138
59,920	@, L	Invesco Ltd.	1,534,551
70,570	@, @@	MF Global Ltd.	1,238,504
			6,408,832
		Electrical Components & Equipment: 0.8%
30,119	@@	Gamesa Corp. Tecnologica SA	1,226,800
			1,226,800
		Energy - Alternate Sources: 1.4%
197,340	@, @@	Iberdrola Renovables	1,228,319
8,330	@, @@	Vestas Wind Systems A/S	844,478
			2,072,797
		Engineering & Construction: 4.7%
58,230	@@	ABB Ltd. ADR	1,458,079
26,780		Fluor Corp.	3,729,115
29,570	@, @@, L	Foster Wheeler Ltd.	1,935,357
			7,122,551
		Entertainment: 1.4%
45,580	@	International Game Technology	2,057,937
			2,057,937
		Food: 2.1%
3,730	@@	Nestle SA	1,780,286
51,320		Supervalu, Inc.	1,347,150
			3,127,436
		Healthcare - Products: 3.1%
37,950	@@	Covidien Ltd.	1,623,881
34,080	@, L	Hologic, Inc.	2,055,365
25,800	@	St. Jude Medical, Inc.	1,108,884
			4,788,130
		Healthcare - Services: 1.1%
22,770	@	WellPoint, Inc.	1,595,722
			1,595,722
		Insurance: 1.1%
41,900		AON Corp.	1,743,459
			1,743,459

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 4.4%
7,070	@	Google, Inc. - Class A	$3,331,243
44,910	@	McAfee, Inc.	1,494,156
52,710	@, L	VeriSign, Inc.	1,834,308
			6,659,707
		Iron/Steel: 2.7%
30,890	@, L	Steel Dynamics, Inc.	1,799,651
21,420	L	United States Steel Corp.	2,322,999
			4,122,650
		Machinery - Diversified: 1.8%
17,870		Cummins, Inc.	900,291
21,950		Deere & Co.	1,870,360
			2,770,651
		Media: 1.5%
55,770	@	Viacom - Class B	2,216,858
			2,216,858
		Metal Fabricate/Hardware: 1.1%
15,060	@	Precision Castparts Corp.	1,662,473
			1,662,473
		Mining: 4.1%
36,670	@, @@, L	Cameco Corp.	1,439,298
39,130	@@, L	Cia Vale do Rio Doce ADR	1,363,289
16,790		Freeport-McMoRan Copper & Gold, Inc.	1,693,439
41,000	@@	Vedanta Resources PLC	1,763,866
			6,259,892
		Miscellaneous Manufacturing: 2.9%
15,720		Danaher Corp.	1,165,638
21,660		Honeywell International, Inc.	1,246,316
15,430	@@	Siemens AG ADR	1,969,794
			4,381,748
		Oil & Gas: 3.7%
11,600	L	Chesapeake Energy Corp.	524,552
25,220	@, L	EOG Resources, Inc.	3,000,928
27,170	@, L	Ultra Petroleum Corp.	2,132,030
			5,657,510
		Oil & Gas Services: 2.7%
28,160		Halliburton Co.	1,078,528
22,084	@, L	Transocean, Inc.	3,103,023
			4,181,551
		Pharmaceuticals: 7.6%
55,280	L	Abbott Laboratories	2,960,244
65,780	@, @@, L	Elan Corp. PLC ADR	1,497,811
21,890	@	Gilead Sciences, Inc.	1,035,835
58,670	@	Merck & Co., Inc.	2,599,081
64,970	@	Schering-Plough Corp.	1,409,849
42,710	@@, L	Teva Pharmaceutical Industries Ltd. ADR	2,095,780
			11,598,600
		Retail: 1.5%
29,670	@	Coach, Inc.	899,594
32,270	@, L	Kohl’s Corp.	1,434,079
			2,333,673
		Semiconductors: 4.2%
104,670	L	Altera Corp.	1,790,904
104,210		Intel Corp.	2,078,990
51,390	L	Linear Technology Corp.	1,424,017
13,390	@	MEMC Electronic Materials, Inc.	1,021,389
			6,315,300
		Software: 9.2%
26,750	@	Autodesk, Inc.	831,658
32,140	@	BMC Software, Inc.	1,037,479
62,320	@	Electronic Arts, Inc.	2,947,113
211,630	@	Microsoft Corp.	5,760,569
184,640	@	Oracle Corp.	3,471,226
			14,048,045
		Telecommunications: 5.6%
19,960	@, @@	America Movil SA de CV ADR	1,206,782
22,890		AT&T, Inc.	797,259
32,400	@	Cisco Systems, Inc.	789,588
65,190	@, L	MetroPCS Communications, Inc.	1,039,781
39,140	@, @@, L	Nokia OYJ ADR	1,409,431
76,380		Qualcomm, Inc.	3,236,221
			8,479,062
		Toys/Games/Hobbies: 0.5%
1,650	@@	Nintendo Co., Ltd.	821,528
			821,528
		Total Common Stock
		(Cost $140,881,310)	151,617,575

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 22.9%
		U.S. Government Agency Obligations: 1.9%
$2,900,000	Z	Federal Home Loan Bank, 1.750%, due 03/03/08		$2,899,577
		Total U.S. Government Agency Obligations
		(Cost $2,899,577)		2,899,577
		Securities Lending Collateral(cc): 21.0%
31,916,630		Bank of New York Mellon Corp. Institutional Cash Reserves		31,916,630
		Total Securities Lending Collateral
		(Cost $31,916,630)		31,916,630
		Total Short-Term Investments
		(Cost $34,816,207)		34,816,207
		Total Investments in Securities
		(Cost $175,697,517) *	122.5%	$186,433,782
		Other Assets and Liabilities — Net	(22.5)	(34,302,113)
		Net Assets	100.0%	$152,131,669
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $177,173,217.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,245,468
		Gross Unrealized Depreciation		(9,984,903)
		Net Unrealized Appreciation		$9,260,565

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Auto Manufacturers: 7.0%
361,124	@, L	Ford Motor Co.	$2,358,136
74,500	L	General Motors Corp.	1,734,360
			4,092,496
		Auto Parts & Equipment: 0.1%
330,390	@	Delphi Corp.	51,210
			51,210
		Banks: 5.6%
66,540		Fifth Third Bancorp.	1,523,766
28,156	L	National City Corp.	446,554
114,460	@, @@, L	Popular, Inc.	1,263,638
			3,233,958
		Biotechnology: 3.7%
47,030	@	Amgen, Inc.	2,140,806
			2,140,806
		Building Materials: 2.2%
69,720	L	Masco Corp.	1,303,067
			1,303,067
		Chemicals: 2.0%
30,186		Dow Chemical Co.	1,137,710
			1,137,710
		Commercial Services: 3.8%
119,240		H&R Block, Inc.	2,223,826
			2,223,826
		Computers: 7.0%
93,240	@	Dell, Inc.	1,850,814
89,190	L	Electronic Data Systems Corp.	1,544,771
160,620	@	Unisys Corp.	663,361
			4,058,946
		Diversified Financial Services: 7.2%
27,290		CIT Group, Inc.	606,384
48,660		Citigroup, Inc.	1,153,729
137,267	L	Countrywide Financial Corp.	866,155
17,460		Fannie Mae	482,769
41,840	L	Freddie Mac	1,053,531
			4,162,568
		Electronics: 2.2%
57,628	@, @@	Flextronics International Ltd.	584,348
432,890	@	Sanmina-SCI Corp.	714,269
			1,298,617
		Food: 7.8%
27,688	@	Kraft Foods, Inc.	863,035
37,190	@	Safeway, Inc.	1,068,841
120,593		Sara Lee Corp.	1,523,090
41,880		Supervalu, Inc.	1,099,350
			4,554,316
		Healthcare - Products: 4.3%
174,581	@	Boston Scientific Corp.	2,197,975
4,970		Johnson & Johnson	307,941
			2,505,916
		Healthcare - Services: 2.2%
271,110	@, L	Tenet Healthcare Corp.	1,304,039
			1,304,039
		Home Builders: 1.8%
30,570	L	D.R. Horton, Inc.	428,897
17,590	L	Lennar Corp.	327,350
20,990	@	Pulte Homes, Inc.	284,205
			1,040,452
		Home Furnishings: 2.9%
20,060	L	Whirlpool Corp.	1,692,462
			1,692,462
		Insurance: 6.1%
77,440	@, L	Conseco, Inc.	908,371
69,800		Marsh & McLennan Cos., Inc.	1,777,806
63,480	@	Old Republic International Corp.	870,946
			3,557,123
		Media: 4.2%
64,200	@	Gannett Co., Inc.	1,935,630
53,620	@, L	McClatchy Co.	514,752
			2,450,382
		Miscellaneous Manufacturing: 1.3%
44,105	L	Eastman Kodak Co.	748,903
			748,903
		Office/Business Equipment: 2.0%
80,220	@	Xerox Corp.	1,179,234
			1,179,234

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals: 8.2%
38,320		Bristol-Myers Squibb Co.		$866,415
99,090		Pfizer, Inc.		2,207,725
38,325		Wyeth		1,671,737
				4,745,877
		Retail: 2.6%
56,260	@	Home Depot, Inc.		1,493,703
				1,493,703
		Savings & Loans: 1.3%
52,210	L	Washington Mutual, Inc.		772,708
				772,708
		Semiconductors: 4.5%
22,540		Intel Corp.		449,673
289,000	@, L	Micron Technology, Inc.		2,173,280
				2,622,953
		Software: 1.4%
28,750	@	Microsoft Corp.		782,575
				782,575
		Telecommunications: 8.1%
238,619	@@, L	Alcatel SA ADR		1,400,694
29,142		AT&T, Inc.		1,015,016
136,640	@	Motorola, Inc.		1,362,301
24,800	@	Verizon Communications, Inc.		900,736
				4,678,747
		Total Common Stock
		(Cost $82,538,354)		57,832,594

Principal Amount				Value
SHORT-TERM INVESTMENTS: 27.9%
		Securities Lending Collateral(cc): 27.9%
$16,224,862		Bank of New York Mellon Corp. Institutional Cash Reserves		$16,224,862
		Total Short-Term Investments
		(Cost $16,224,862)		16,224,862
		Total Investments in Securities
		(Cost $98,763,216)*	127.4%	$74,057,456
		Other Assets and Liabilities - Net	(27.4)	(15,911,117)
		Net Assets	100.0%	$58,146,339
	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$529,156
		Gross Unrealized Depreciation		(25,234,916)
		Net Unrealized Depreciation		$(24,705,760)

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Aerospace/Defense: 2.2%
31,900		L-3 Communications Holdings, Inc.	$3,390,651
102,700	@, L	Orbital Sciences Corp.	2,223,455
			5,614,106
		Agriculture: 1.6%
55,700		Loews Corp.	4,193,653
			4,193,653
		Apparel: 2.0%
136,728	@, @@, L	Gildan Activewear, Inc.	5,156,013
			5,156,013
		Biotechnology: 1.0%
189,120	@	Millennium Pharmaceuticals, Inc.	2,645,789
			2,645,789
		Chemicals: 3.5%
59,200	@@	Agrium, Inc.	4,367,184
101,200		Ecolab, Inc.	4,735,148
			9,102,332
		Commercial Services: 9.4%
47,210	L	Advisory Board Co.	2,623,460
75,780	@	Apollo Group, Inc. - Class A	4,651,376
136,500	@	Corrections Corp. of America	3,666,390
33,470	@, L	FTI Consulting, Inc.	2,125,345
80,764	@, L	Geo Group, Inc.	2,155,591
18,100	@, L	Mastercard, Inc.	3,439,000
43,500		McKesson Corp.	2,556,060
55,190	@	Watson Wyatt Worldwide, Inc.	2,927,830
			24,145,052
		Computers: 4.4%
416,400	@	Brocade Communications Systems, Inc.	3,202,116
62,313	@, @@, L	Logitech International	1,593,967
121,600	@, L	Micros Systems, Inc.	3,896,064
116,600	@, L	Network Appliance, Inc.	2,520,892
			11,213,039
		Distribution/Wholesale: 0.2%
14,211	@, L	Fossil, Inc.	457,310
			457,310
		Diversified Financial Services: 4.5%
13,160	@	GFI Group, Inc.	1,007,398
11,000	@	IntercontinentalExchange, Inc.	1,433,300
206,800	@, L	Invesco Ltd.	5,296,148
37,297	@, L	Nasdaq Stock Market, Inc.	1,548,198
105,000	@	OptionsXpress Holdings, Inc.	2,431,800
			11,716,844
		Electric: 2.7%
169,600	@, L	NRG Energy, Inc.	6,999,392
			6,999,392
		Electronics: 0.7%
41,785	@, L	Dolby Laboratories, Inc.	1,848,986
			1,848,986
		Engineering & Construction: 1.4%
66,900	@, L	McDermott International, Inc.	3,493,518
			3,493,518
		Environmental Control: 1.0%
78,810	@	Waste Management, Inc.	2,587,332
			2,587,332
		Food: 2.1%
91,800	@, L	WM Wrigley Jr. Co.	5,495,148
			5,495,148
		Healthcare - Products: 7.7%
87,000	@@	Covidien Ltd.	3,722,730
41,535	@, L	Hologic, Inc.	2,504,976
6,528	@	Intuitive Surgical, Inc.	1,840,374
52,400	@, L	Kinetic Concepts, Inc.	2,692,836
163,300	@	St. Jude Medical, Inc.	7,018,634
38,000	@	Varian Medical Systems, Inc.	1,993,100
			19,772,650
		Household Products/Wares: 1.3%
88,500	@	Tupperware Corp.	3,228,480
			3,228,480
		Housewares: 0.8%
45,300	@	Toro Co.	2,182,554
			2,182,554
		Internet: 3.6%
139,300	@	McAfee, Inc.	4,634,511
69,600	@, L	Valueclick, Inc.	1,343,976
93,630	@, L	VeriSign, Inc.	3,258,324
			9,236,811

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.8%
80,644	@, L	Roper Industries, Inc.	$4,548,322
			4,548,322
		Miscellaneous Manufacturing: 1.7%
77,500	@	ITT Corp.	4,358,600
			4,358,600
		Oil & Gas: 6.7%
45,300	@	Hess Corp.	4,221,054
55,000		Murphy Oil Corp.	4,420,900
115,320	@	Patterson-UTI Energy, Inc.	2,736,544
35,700	@	Sunoco, Inc.	2,180,556
58,625	@	XTO Energy, Inc.	3,617,749
			17,176,803
		Oil & Gas Services: 3.9%
33,184	@, L	Cameron International Corp.	1,409,656
47,469	@, L	Exterran Holdings, Inc.	3,306,216
43,800	@, L	National Oilwell Varco, Inc.	2,728,740
38,500	@, L	Weatherford International Ltd.	2,653,420
			10,098,032
		Packaging & Containers: 2.3%
139,900	@, L	Pactiv Corp.	3,542,268
49,600	@	Silgan Holdings, Inc.	2,318,304
			5,860,572
		Pharmaceuticals: 3.9%
72,800	@	Hospira, Inc.	3,098,368
99,500	L	Perrigo Co.	3,325,290
41,700	@, L	United Therapeutics Corp.	3,509,889
			9,933,547
		Retail: 7.6%
17,308	@, L	Chipotle Mexican Grill, Inc.	1,487,103
59,000	@, L	Copart, Inc.	2,457,940
85,055	@	GameStop Corp.	3,602,930
51,799	L	Guess ?, Inc.	2,130,493
207,600		TJX Cos., Inc.	6,643,199
91,090	@, L	Under Armour, Inc.	3,353,934
			19,675,599
		Semiconductors: 2.3%
89,300	@	Broadcom Corp.	1,688,663
63,600	@, L	Nvidia Corp.	1,360,404
138,400	@, @@	Verigy Ltd.	2,781,840
			5,830,907
		Software: 10.6%
197,700	@, L	Activision, Inc.	5,387,325
94,500	@, L	Ansys, Inc.	3,531,465
59,130	L	Blackbaud, Inc.	1,545,658
35,600		Dun & Bradstreet Corp.	3,109,304
115,900	@	Fiserv, Inc.	6,098,658
153,700	@, L	Intuit, Inc.	4,082,272
79,790	@, L	Mantech International Corp.	3,517,143
			27,271,825
		Telecommunications: 3.1%
152,000	@, L	Juniper Networks, Inc.	4,076,640
126,700	@, L	SBA Communications Corp.	3,934,035
			8,010,675
		Total Common Stock
		(Cost $241,570,306)	241,853,891
REAL ESTATE INVESTMENT TRUSTS: 1.5%
		Health Care: 0.5%
40,700	L	Nationwide Health Properties, Inc.	1,234,431
			1,234,431
		Mortgage: 1.0%
130,400		Annaly Capital Management, Inc.	2,697,976
			2,697,976
		Total Real Estate Investment Trusts
		(Cost $3,857,105)	3,932,407
EXCHANGE-TRADED FUNDS: 1.5%
		Exchange-Traded Funds: 1.5%
19,450	L	iShares Russell Midcap Growth Index Fund	2,009,963
54,715	L	KBW Regional Banking ETF	1,873,989
			3,883,952
		Total Exchange-Traded Funds
		(Cost $3,769,666)	3,883,952
		Total Long-Term Investments
		(Cost $249,197,077)	249,670,250

			PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Fund			as of February 29, 2008 (Unaudited) (continued)
Shares				Value
SHORT-TERM INVESTMENTS: 29.1%
			Mutual Fund: 3.1%
8,075,000	**		ING Institutional Prime Money Market Fund	$8,075,000
			Total Mutual Fund
			(Cost $ 8,075,000)	8,075,000

Principal Amount				Value
			Repurchase Agreement: 0.4%
$1,011,000			Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $1,011,257 to be received upon repurchase (Collateralized by $1,005,000 Federal Home Loan Mortgage Corporation, 5.450%, Market Value plus accrued interest $1,034,392, due 11/21/13)	$1,011,000
			Total Repurchase Agreement
			(Cost $1,011,000)	1,011,000

			Securities Lending Collateral(cc): 25.6%
65,796,607			Bank of New York Mellon Corp. Institutional Cash Reserves	65,796,607
			Total Securities Lending Collateral
			(Cost $65,796,607)	65,796,607
			Total Short-Term Investments
			(Cost $74,882,607)	74,882,607
			Total Investments in Securities
		(Cost $324,079,684)*	126.1%	$324,552,857
		Other Assets and Liabilities - Net	(26.1)	(67,180,819)
		Net Assets	100.0%	$257,372,038

	@		Non-income producing security
	@@		Foreign Issuer
	cc		Securities purchased with cash collateral for securities loaned.
	L		Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**		Investment in affiliate
	*		Cost for federal income tax purposes is $324,469,801.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$13,702,984
			Gross Unrealized Depreciation	(13,619,928)
			Net Unrealized Appreciation	$83,056

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 8.0%
3,500		Goodrich Corp.	$207,305
9,450		L-3 Communications Holdings, Inc.	1,004,441
14,750		Lockheed Martin Corp.	1,522,200
9,100		Northrop Grumman Corp.	715,351
			3,449,297
		Agriculture: 1.2%
9,500	@	UST, Inc.	515,755
			515,755
		Airlines: 1.0%
33,600		Southwest Airlines Co.	411,936
			411,936
		Apparel: 2.8%
20,250	@	Nike, Inc.	1,219,050
			1,219,050
		Auto Manufacturers: 1.2%
4,600	@, @@	Toyota Motor Corp. ADR	499,330
			499,330
		Banks: 0.5%
1,720	@@	Uniao de Bancos Brasileiros SA GDR	233,266
			233,266
		Beverages: 2.0%
25,140	@	Pepsi Bottling Group, Inc.	855,011
			855,011
		Biotechnology: 5.7%
13,850	@	Invitrogen Corp.	1,170,187
92,150	@	Millennium Pharmaceuticals, Inc.	1,289,176
			2,459,363
		Chemicals: 7.8%
6,950		CF Industries Holdings, Inc.	848,456
11,681		Ecolab, Inc.	546,554
9,800		EI Du Pont de Nemours & Co.	454,916
19,750		Sigma-Aldrich Corp.	1,086,645
9,400	@	Terra Industries, Inc.	424,974
			3,361,545
		Commercial Services: 1.7%
5,200	@	Apollo Group, Inc. - Class A	329,011
13,200		RR Donnelley & Sons Co.	420,156
			749,167
		Computers: 5.6%
17,400	@	Affiliated Computer Services, Inc.	883,050
5,030	@	Apple, Inc.	628,851
14,000	@, @@	Logitech International	358,120
24,800		Seagate Technology, Inc.	534,936
			2,404,957
		Diversified Financial Services: 1.5%
3,700	@	Goldman Sachs Group, Inc.	627,631
			627,631
		Electric: 0.7%
3,200		Constellation Energy Group, Inc.	282,720
			282,720
		Electronics: 2.9%
13,700		Applera Corp. - Applied Biosystems Group	461,827
13,100	@	Arrow Electronics, Inc.	427,191
35,350	@, @@	Flextronics International Ltd.	358,449
			1,247,467
		Food: 1.0%
7,720	@	General Mills, Inc.	432,243
			432,243
		Healthcare - Services: 8.0%
18,030		Aetna, Inc.	894,288
12,250	@	Coventry Health Care, Inc.	635,408
11,650	@	Humana, Inc.	796,045
13,900	@	UnitedHealth Group, Inc.	646,072
6,600	@	WellPoint, Inc.	462,528
			3,434,341
		Home Builders: 0.5%
400	@	NVR, Inc.	216,272
			216,272
		Insurance: 1.9%
7,080	@, @@	Axis Capital Holdings Ltd.	261,040
2,200	@@	Everest Re Group Ltd.	213,136
2,200	@, @@	RenaissanceRe Holdings Ltd.	120,780
4,700	@	Travelers Cos., Inc.	218,127
			813,083

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 5.8%
19,010	@	Amazon.com, Inc.	$1,225,575
13,400	@	McAfee, Inc.	445,818
50,200	@	Symantec Corp.	845,368
			2,516,761
		Miscellaneous Manufacturing: 1.0%
5,240		Eaton Corp.	422,501
			422,501
		Oil & Gas: 9.4%
15,850		Chevron Corp.	1,373,561
2,100	@	Devon Energy Corp.	215,712
2,200	@@	Encana Corp.	167,662
9,600	@	ENSCO International, Inc.	574,464
14,450		ExxonMobil Corp.	1,257,295
9,900	@@	Petro-Canada	475,596
			4,064,290
		Packaging & Containers: 1.0%
7,900	@	Owens-Illinois, Inc.	444,139
			444,139
		Pharmaceuticals: 5.0%
27,200	@	Forest Laboratories, Inc.	1,081,744
48,100		Pfizer, Inc.	1,071,668
			2,153,412
		Pipelines: 1.8%
9,800		Oneok, Inc.	456,386
14,300		Spectra Energy Corp.	330,473
			786,859
		Retail: 7.1%
23,000		Best Buy Co., Inc.	989,230
60,400		Gap, Inc.	1,218,268
27,100		TJX Cos., Inc.	867,200
			3,074,698
		Savings & Loans: 0.7%
17,600		Hudson City Bancorp., Inc.	279,312
			279,312
		Software: 7.6%
40,300	@	BMC Software, Inc.	1,300,884
60,650	@	CA, Inc.	1,387,672
21,300	@	Microsoft Corp.	579,786
			3,268,342
		Telecommunications: 4.4%
2,850	@, @@	China Mobile Ltd. ADR	212,667
8,268	@	Harris Corp.	403,726
4,700	@, @@	Nippon Telegraph & Telephone Corp. ADR	101,943
25,700	@, @@	Nokia OYJ ADR	925,457
9,170	@@	Turkcell Iletisim Hizmet AS ADR	231,359
			1,875,152
		Transportation: 0.7%
4,400	@, @@	Canadian Pacific Railway Ltd.	322,036
			322,036
		Total Common Stock
		(Cost $ 44,819,879)	42,419,936
EXCHANGE-TRADED FUNDS: 1.0%
		Exchange-Traded Funds: 1.0%
7,900		iShares Russell 1000 Growth	434,895
		Total Exchange-Traded Funds
		(Cost $ 447,772)	434,895
		Total Long-Term Investments
		(Cost $ 45,267,651)	42,854,831
SHORT-TERM INVESTMENTS: 0.7%
		Mutual Fund: 0.4%
200,000	**	ING Institutional Prime Money Market Fund	200,000
		Total Mutual Fund
		(Cost $ 200,000)	200,000

Principal Amount			Value
		Repurchase Agreement: 0.3%
$124,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $124,032 to be received upon repurchase (Collateralized by $125,000 Federal Home Loan Mortgage Corporation, 5.875%, Market Value plus accrued interest $130,131, due 10/10/17)	124,000
		Total Repurchase Agreement
		(Cost $ 124,000)	124,000
		Total Short-Term Investments
		(Cost $ 324,000)	324,000

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $ 45,591,651)*	100.2%	$43,178,831
		Other Assets and Liabilities - Net	(0.2)	(103,388)
		Net Assets	100.0%	$43,075,443

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $46,002,347.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$391,455
		Gross Unrealized Depreciation		(3,214,971)
		Net Unrealized Depreciation		$(2,823,516)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 27.3%
		Advertising: 0.1%
3,600	@	Omnicom Group	$160,812
			160,812
		Aerospace/Defense: 0.8%
3,700		Boeing Co.	306,323
1,700	@	General Dynamics Corp.	139,145
1,000		Goodrich Corp.	59,230
1,300		L-3 Communications Holdings, Inc.	138,177
1,830		Lockheed Martin Corp.	188,856
2,327		Northrop Grumman Corp.	182,925
900		Raytheon Co.	58,356
4,650		United Technologies Corp.	327,872
			1,400,884
		Agriculture: 0.5%
8,400	@	Altria Group, Inc.	614,376
2,460		Archer-Daniels-Midland Co.	110,946
1,720	@	Reynolds American, Inc.	109,598
1,400	@	UST, Inc.	76,006
			910,926
		Airlines: 0.1%
7,700		Southwest Airlines Co.	94,402
			94,402
		Apparel: 0.1%
3,100	@	Nike, Inc.	186,620
			186,620
		Auto Manufacturers: 0.1%
7,500	@	Ford Motor Co.	48,975
1,800		General Motors Corp.	41,904
850		Paccar, Inc.	36,873
			127,752
		Auto Parts & Equipment: 0.1%
3,950	@	Johnson Controls, Inc.	129,797
			129,797
		Banks: 1.4%
17,165		Bank of America Corp.	682,137
5,600		Bank of New York Mellon Corp.	245,672
2,142		Capital One Financial Corp.	98,596
700		Comerica, Inc.	25,368
1,000		Commerce Bancorp., Inc.	37,780
2,750		Fifth Third Bancorp.	62,975
1,600		First Horizon National Corp.	25,984
3,300	@	Huntington Bancshares, Inc.	40,326
5,400		Marshall & Ilsley Corp.	125,280
1,100	@	Northern Trust Corp.	74,393
500		PNC Financial Services Group, Inc.	30,715
8,414	@	Regions Financial Corp.	178,377
1,700		State Street Corp.	133,535
1,000		US Bancorp.	32,020
9,567		Wachovia Corp.	292,942
11,000		Wells Fargo & Co.	321,530
1,300		Zions Bancorp.	62,075
			2,469,705
		Beverages: 0.7%
3,900		Anheuser-Busch Cos., Inc.	183,651
7,250		Coca-Cola Co.	423,835
2,300	@	Constellation Brands, Inc.	44,183
2,550	@	Pepsi Bottling Group, Inc.	86,726
6,790	@	PepsiCo, Inc.	472,312
			1,210,707
		Biotechnology: 0.2%
5,150	@	Amgen, Inc.	234,428
1,000	@	Biogen Idec, Inc.	58,360
1,360	@	Celgene Corp.	76,663
700	@	Genzyme Corp.	49,644
			419,095
		Building Materials: 0.1%
5,750		Masco Corp.	107,468
900		Trane, Inc.	40,545
			148,013
		Chemicals: 0.6%
800		Air Products & Chemicals, Inc.	73,064
3,900		Dow Chemical Co.	146,991
1,900		Ecolab, Inc.	88,901
5,700		EI Du Pont de Nemours & Co.	264,594
2,180	@	Monsanto Co.	252,182
810		PPG Industries, Inc.	50,204
700	@	Praxair, Inc.	56,196

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
750		Sherwin-Williams Co.	$38,835
2,300		Sigma-Aldrich Corp.	126,546
			1,097,513
		Coal: 0.1%
700		Consol Energy, Inc.	53,186
1,000		Peabody Energy Corp.	56,620
			109,806
		Commercial Services: 0.2%
900	@	Apollo Group, Inc. - Class A	55,242
610		McKesson Corp.	35,844
900		Moody’s Corp.	34,182
1,150		Paychex, Inc.	36,179
1,500		Robert Half International, Inc.	40,425
2,600		RR Donnelley & Sons Co.	82,758
4,217		Western Union Co.	87,714
			372,344
		Computers: 1.3%
500	@	Affiliated Computer Services, Inc.	25,375
3,800	@	Apple, Inc.	475,076
1,400	@	Cognizant Technology Solutions Corp.	42,294
1,000	@	Computer Sciences Corp.	43,450
10,140	@	Dell, Inc.	201,279
2,500		Electronic Data Systems Corp.	43,300
10,250	@	EMC Corp.	159,285
11,550	@	Hewlett-Packard Co.	551,744
6,050		International Business Machines Corp.	688,853
1,450	@	Lexmark International, Inc.	47,894
1,800	@	Network Appliance, Inc.	38,916
1,000	@	Sandisk Corp.	23,550
3,300	@	Sun Microsystems, Inc.	54,120
			2,395,136
		Cosmetics/Personal Care: 0.6%
1,500		Avon Products, Inc.	57,090
2,300		Colgate-Palmolive Co.	175,007
14,316		Procter & Gamble Co.	947,433
			1,179,530
		Distribution/Wholesale: 0.1%
2,900	@	Genuine Parts Co.	119,625
			119,625
		Diversified Financial Services: 1.6%
5,200		American Express Co.	219,960
1,280		Ameriprise Financial, Inc.	64,819
640		Bear Stearns Cos., Inc.	51,110
3,650		Charles Schwab Corp.	71,577
1,500		CIT Group, Inc.	33,330
20,000		Citigroup, Inc.	474,200
250	@	CME Group, Inc.	128,325
2,868		Countrywide Financial Corp.	18,097
2,525		Discover Financial Services	38,102
4,650		Fannie Mae	128,573
600	@	Franklin Resources, Inc.	56,622
2,000		Freddie Mac	50,360
1,900	@	Goldman Sachs Group, Inc.	322,297
300	@	IntercontinentalExchange, Inc.	39,090
14,100		JPMorgan Chase & Co.	573,165
500	@	Legg Mason, Inc.	33,020
3,220		Lehman Brothers Holdings, Inc.	164,188
2,900		Merrill Lynch & Co., Inc.	143,724
4,550		Morgan Stanley	191,646
990	@	Nyse Euronext	65,013
1,750	@	SLM Corp.	34,318
			2,901,536
		Electric: 0.9%
1,300		American Electric Power Co., Inc.	53,196
1,400		Constellation Energy Group, Inc.	123,690
4,300		Dominion Resources, Inc.	171,742
1,700		DTE Energy Co.	67,677
12,800		Duke Energy Corp.	224,512
2,300		Edison International	113,620
400		Entergy Corp.	41,096
2,100		Exelon Corp.	157,185
2,600		FirstEnergy Corp.	175,734
3,000		FPL Group, Inc.	180,870
3,500	@	PPL Corp.	158,830
1,900	@	Public Service Enterprise Group, Inc.	83,790
800		Southern Co.	27,624
			1,579,566
		Electrical Components & Equipment: 0.0%
1,200		Emerson Electric Co.	61,152
1,100	@	Molex, Inc.	24,783
			85,935
		Electronics: 0.2%
2,550	@	Agilent Technologies, Inc.	78,056

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
1,800		Applera Corp. - Applied Biosystems Group	$60,678
2,000		Jabil Circuit, Inc.	25,840
2,350	@	Thermo Electron Corp.	131,436
1,850	@, @@	Tyco Electronics Ltd.	60,865
600	@	Waters Corp.	35,766
			392,641
		Engineering & Construction: 0.0%
300		Fluor Corp.	41,775
400	@	Jacobs Engineering Group, Inc.	32,116
			73,891
		Entertainment: 0.0%
950	@	International Game Technology	42,893
			42,893
		Environmental Control: 0.1%
2,800	@	Allied Waste Industries, Inc.	28,952
2,900	@	Waste Management, Inc.	95,207
			124,159
		Food: 0.5%
2,450	@	General Mills, Inc.	137,176
800	@	HJ Heinz Co.	35,288
5,700	@	Kellogg Co.	289,104
5,319	@	Kraft Foods, Inc.	165,793
3,750	@	Kroger Co.	90,938
1,500	@	Safeway, Inc.	43,110
1,200		Supervalu, Inc.	31,500
1,200	@	WM Wrigley Jr. Co.	71,832
			864,741
		Forest Products & Paper: 0.1%
2,200		International Paper Co.	69,740
1,000		MeadWestvaco Corp.	25,660
600		Weyerhaeuser Co.	36,720
			132,120
		Gas: 0.1%
2,300	@	Sempra Energy	122,199
			122,199
		Hand/Machine Tools: 0.1%
800		Black & Decker Corp.	55,016
1,000		Snap-On, Inc.	49,920
1,000	@	Stanley Works	48,540
			153,476
		Healthcare - Products: 0.9%
3,250		Baxter International, Inc.	191,815
300		Becton Dickinson & Co.	27,126
4,800	@	Boston Scientific Corp.	60,432
1,850	@@	Covidien Ltd.	79,162
300		CR Bard, Inc.	28,437
12,450		Johnson & Johnson	771,402
4,400	@	Medtronic, Inc.	217,184
1,000	@	Patterson Cos., Inc.	35,200
1,700	@	St. Jude Medical, Inc.	73,066
900		Stryker Corp.	58,599
500	@	Varian Medical Systems, Inc.	26,225
300	@	Zimmer Holdings, Inc.	22,587
			1,591,235
		Healthcare - Services: 0.4%
2,460		Aetna, Inc.	122,016
765	@	Coventry Health Care, Inc.	39,681
950	@	Humana, Inc.	64,914
650	@	Laboratory Corp. of America Holdings	50,252
5,660	@	UnitedHealth Group, Inc.	263,077
2,640	@	WellPoint, Inc.	185,011
			724,951
		Home Builders: 0.1%
2,300		D.R. Horton, Inc.	32,269
1,200		KB Home	28,716
3,400	@	Pulte Homes, Inc.	46,036
			107,021
		Household Products/Wares: 0.1%
900		Clorox Co.	52,371
2,900	@	Kimberly-Clark Corp.	189,022
			241,393
		Housewares: 0.0%
1,700		Newell Rubbermaid, Inc.	38,590
			38,590
		Insurance: 1.4%
1,720	@, @@	ACE Ltd.	96,733
1,750		Aflac, Inc.	109,218
3,210		Allstate Corp.	153,213
11,500		American International Group, Inc.	538,890
800		AON Corp.	33,288
500		Assurant, Inc.	31,275
3,580		Chubb Corp.	182,222
1,060		Cigna Corp.	47,255

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
700		Cincinnati Financial Corp.	$26,019
2,000		Genworth Financial, Inc.	46,360
1,550		Hartford Financial Services Group, Inc.	108,345
2,100	@	Lincoln National Corp.	107,331
2,300		Loews Corp.	96,232
1,000		Marsh & McLennan Cos., Inc.	25,470
2,750	@	MBIA, Inc.	35,668
4,210		Metlife, Inc.	245,275
400		Principal Financial Group, Inc.	22,092
3,040		Progressive Corp.	55,723
2,960		Prudential Financial, Inc.	215,991
880	@	Safeco Corp.	40,709
1,450	@	Torchmark Corp.	87,377
3,910	@	Travelers Cos., Inc.	181,463
1,300		UnumProvident Corp.	29,783
1,500	@, @@	XL Capital Ltd.	54,090
			2,570,022
		Internet: 0.5%
1,400	@	Amazon.com, Inc.	90,258
4,750	@	eBay, Inc.	125,210
1,000	@	Expedia, Inc.	22,930
1,000	@	Google, Inc. - Class A	471,180
1,500	@	IAC/InterActiveCorp.	29,850
4,188	@	Symantec Corp.	70,526
5,100	@	Yahoo!, Inc.	141,678
			951,632
		Investment Companies: 0.0%
1,100		American Capital Strategies Ltd.	39,919
			39,919
		Iron/Steel: 0.1%
300	@	Allegheny Technologies, Inc.	23,205
1,020	@	Nucor Corp.	65,861
800		United States Steel Corp.	86,760
			175,826
		Leisure Time: 0.1%
2,950		Carnival Corp.	116,083
			116,083
		Lodging: 0.1%
1,200	@	Marriott International, Inc.	40,920
1,650		Starwood Hotels & Resorts Worldwide, Inc.	78,095
			119,015
		Machinery - Construction & Mining: 0.1%
3,200		Caterpillar, Inc.	231,456
600	@	Terex Corp.	40,470
			271,926
		Machinery - Diversified: 0.1%
1,000		Cummins, Inc.	50,380
1,700		Deere & Co.	144,857
600		Rockwell Automation, Inc.	32,826
			228,063
		Media: 0.7%
1,000		CBS Corp. - Class B	22,820
1,700		Clear Channel Communications, Inc.	54,400
7,350	@	Comcast Corp. – Class A	143,619
2,600	@	DIRECTV Group, Inc.	65,130
2,150		McGraw-Hill Cos., Inc.	88,000
600		Meredith Corp.	26,010
8,500	@	News Corp. - Class A	156,485
10,400		Time Warner, Inc.	162,344
3,400	@	Viacom - Class B	135,150
8,700		Walt Disney Co.	281,967
100	@	Washington Post	72,400
			1,208,325
		Metal Fabricate/Hardware: 0.0%
300	@	Precision Castparts Corp.	33,117
			33,117
		Mining: 0.2%
2,200		Alcoa, Inc.	81,708
2,031		Freeport-McMoRan Copper & Gold, Inc.	204,847
1,100	@	Newmont Mining Corp.	56,287
			342,842
		Miscellaneous Manufacturing: 1.5%
2,950		3M Co.	231,280
1,150		Danaher Corp.	85,273
2,400		Dover Corp.	99,624
1,150		Eaton Corp.	92,725
43,850		General Electric Co.	1,453,189
3,200		Honeywell International, Inc.	184,128
3,300	@	Illinois Tool Works, Inc.	161,931
1,100	@@	Ingersoll-Rand Co.	46,046
800	@	ITT Corp.	44,992
1,700	@	Leggett & Platt, Inc.	28,390
1,500		Parker Hannifin Corp.	96,945

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
900	@	Textron, Inc.	$48,753
3,250	@, @@	Tyco International Ltd.	130,195
			2,703,471
		Office/Business Equipment: 0.0%
700		Pitney Bowes, Inc.	25,046
3,600	@	Xerox Corp.	52,920
			77,966
		Oil & Gas: 3.1%
2,900		Anadarko Petroleum Corp.	184,846
1,400		Apache Corp.	160,594
1,500		Chesapeake Energy Corp.	67,830
10,193		Chevron Corp.	883,325
7,764		ConocoPhillips	642,160
2,700	@	Devon Energy Corp.	277,344
1,000	@	ENSCO International, Inc.	59,840
700	@	EOG Resources, Inc.	83,293
25,150		ExxonMobil Corp.	2,188,302
800	@	Hess Corp.	74,544
3,600		Marathon Oil Corp.	191,376
900		Murphy Oil Corp.	72,342
1,000		Noble Corp.	49,150
1,290		Noble Energy, Inc.	99,846
4,300	@	Occidental Petroleum Corp.	332,691
700		Tesoro Petroleum Corp.	25,998
2,350		Valero Energy Corp.	135,760
1,475	@	XTO Energy, Inc.	91,022
			5,620,263
		Oil & Gas Services: 0.5%
900		Baker Hughes, Inc.	60,561
1,200	@	Cameron International Corp.	50,976
3,050		Halliburton Co.	116,815
1,800	@	National Oilwell Varco, Inc.	112,140
4,400		Schlumberger Ltd.	380,380
1,269	@	Transocean, Inc.	178,307
700	@	Weatherford International Ltd.	48,244
			947,423
		Packaging & Containers: 0.0%
950		Ball Corp.	41,895
			41,895
		Pharmaceuticals: 1.5%
4,900		Abbott Laboratories	262,395
1,200		Allergan, Inc.	71,076
1,080		AmerisourceBergen Corp.	45,058
8,900		Bristol-Myers Squibb Co.	201,229
900	@	Cardinal Health, Inc.	53,226
5,400		Eli Lilly & Co.	270,108
920	@	Express Scripts, Inc.	54,372
1,700	@	Forest Laboratories, Inc.	67,609
4,000	@	Gilead Sciences, Inc.	189,280
2,354	@	King Pharmaceuticals, Inc.	24,952
2,400	@	Medco Health Solutions, Inc.	106,344
9,750	@	Merck & Co., Inc.	431,925
31,000		Pfizer, Inc.	690,680
5,050	@	Schering-Plough Corp.	109,585
5,600		Wyeth	244,272
			2,822,111
		Pipelines: 0.1%
2,300	@	El Paso Corp.	37,490
1,100		Questar Corp.	60,775
1,500		Spectra Energy Corp.	34,665
3,850	@	Williams Cos., Inc.	138,677
			271,607
		Real Estate: 0.0%
1,400	@	CB Richard Ellis Group, Inc.	28,084
			28,084
		Retail: 1.5%
800		Abercrombie & Fitch Co.	62,024
400	@	Autozone, Inc.	46,032
2,465		Best Buy Co., Inc.	106,020
1,600	@	Big Lots, Inc.	26,960
3,250	@	Coach, Inc.	98,540
2,850		Costco Wholesale Corp.	176,472
5,576		CVS Caremark Corp.	225,159
1,650		Darden Restaurants, Inc.	50,870
1,650		Family Dollar Stores, Inc.	31,598
1,000	@	GameStop Corp.	42,360
2,550		Gap, Inc.	51,434
4,940	@	Home Depot, Inc.	131,157
1,500		Limited Brands, Inc.	22,875
5,500		Lowe’s Cos., Inc.	131,835
5,450		McDonald’s Corp.	294,900
1,300		Nordstrom, Inc.	48,139
900	@	Polo Ralph Lauren Corp.	55,971

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,700		RadioShack Corp.	$29,665
3,050	@	Staples, Inc.	67,863
3,200	@	Starbucks Corp.	57,504
2,350	@	Target Corp.	123,634
3,250		TJX Cos., Inc.	104,000
2,200		Walgreen Co.	80,322
9,750	@	Wal-Mart Stores, Inc.	483,503
1,100		Wendy’s International, Inc.	26,708
3,800	@	Yum! Brands, Inc.	130,910
			2,706,455
		Savings & Loans: 0.1%
7,000		Hudson City Bancorp., Inc.	111,090
3,200	@	Sovereign Bancorp., Inc.	35,296
4,962		Washington Mutual, Inc.	73,438
			219,824
		Semiconductors: 0.6%
900		Analog Devices, Inc.	24,228
5,950		Applied Materials, Inc.	114,062
1,900	@	Broadcom Corp.	35,929
25,330		Intel Corp.	505,334
900		KLA-Tencor Corp.	37,809
900	@	MEMC Electronic Materials, Inc.	68,652
2,200	@	National Semiconductor Corp.	36,234
1,000	@	Novellus Systems, Inc.	22,080
2,200	@	Nvidia Corp.	47,058
2,100	@	QLogic Corp.	33,285
5,500		Texas Instruments, Inc.	164,780
			1,089,451
		Software: 1.0%
2,690		Adobe Systems, Inc.	90,519
1,020	@	Autodesk, Inc.	31,712
1,750	@	BMC Software, Inc.	56,490
4,350	@	CA, Inc.	99,528
1,100	@	Citrix Systems, Inc.	36,223
1,000	@	Electronic Arts, Inc.	47,290
500	@	Fiserv, Inc.	26,310
2,000		IMS Health, Inc.	45,020
1,200	@	Intuit, Inc.	31,872
1	@	Metavante Technologies, inc.	22
35,800	@	Microsoft Corp.	974,476
3,900	@	Novell, Inc.	29,055
17,420	@	Oracle Corp.	327,496
			1,796,013
		Telecommunications: 1.5%
1,000	@	American Tower Corp.	38,440
25,252		AT&T, Inc.	879,527
2,100		CenturyTel, Inc.	75,999
27,050	@	Cisco Systems, Inc.	659,209
3,900	@	Citizens Communications Co.	41,886
6,250		Corning, Inc.	145,188
675	@	Embarq Corp.	28,310
2,400	@	JDS Uniphase Corp.	31,560
2,300	@	Juniper Networks, Inc.	61,686
8,490	@	Motorola, Inc.	84,645
7,050		Qualcomm, Inc.	298,709
6,900		Qwest Communications International, Inc.	37,260
7,600	@	Sprint Nextel Corp.	54,036
4,100	@	Tellabs, Inc.	26,978
10,000	@	Verizon Communications, Inc.	363,200
			2,826,633
		Transportation: 0.4%
1,200	@	Burlington Northern Santa Fe Corp.	105,336
700	@	CH Robinson Worldwide, Inc.	35,539
1,880		CSX Corp.	91,218
700		Expeditors International Washington, Inc.	27,524
900	@	FedEx Corp.	79,317
1,200		Norfolk Southern Corp.	63,468
850	@	Union Pacific Corp.	106,046
3,700		United Parcel Service, Inc. - Class B	259,888
			768,336
		Total Common Stock
		(Cost $ 54,288,939)	49,685,316
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Hotels: 0.1%
5,400	@	Host Hotels & Resorts, Inc.	87,426
			87,426
		Regional Malls: 0.0%
800		General Growth Properties, Inc.	28,248
500		Simon Property Group, Inc.	41,900
			70,148

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VI	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Warehouse/Industrial: 0.0%
1,000		Prologis		$53,880
				53,880
		Total Real Estate Investment Trusts
		(Cost $ 245,781)		211,454

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.2%
		Federal National Mortgage Corporation: 42.8%
$78,273,000	Z	2.370%, due 04/22/08		$78,007,624
				78,007,624
		Other U.S. Agency Obligations: 27.4%
50,000,000	Z	Federal Agricultural Mortgage Corp., 2.540%, due 04/22/08		49,818,974
				49,818,974
		Total U.S. Government Agency Obligations
		(Cost $ 127,692,959)		127,826,598
		Total Long-Term Investments
		(Cost $ 182,227,679)		177,723,368

Shares				Value
SHORT-TERM INVESTMENTS: 2.8%
		Mutual Fund: 2.7%
5,025,000	**	ING Institutional Prime Money Market Fund		$5,025,000
		Total Mutual Fund
		(Cost $ 5,025,000)		5,025,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$136,000		Deutsche Bank Repurchase Agreement dated 02/29/08, 3.090%, due 03/03/08, $136,035 to be received upon repurchase (Collateralized by $138,000 Federal Home Loan Mortgage Corporation, 2.750%, Market Value plus accrued interest $139,729, due 03/15/08)		$136,000
		Total Repurchase Agreement
		(Cost $ 136,000)		136,000
		Total Short-Term Investments
		(Cost $ 5,161,000)		5,161,000
		Total Investments in Securities
		(Cost $ 187,388,679)*	100.4%	$182,884,368
		Other Assets and Liabilities - Net	(0.4)	(689,710)
		Net Assets	100.0%	$182,194,658

	@	Non-income producing security
	@@	Foreign Issuer
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $189,206,294.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,227,315
		Gross Unrealized Depreciation		(7,549,241)
		Net Unrealized Depreciation		$(6,321,926)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 24.6%
		Advertising: 0.1%
1,600	@	Omnicom Group	$71,472
			71,472
		Aerospace/Defense: 0.7%
1,700		Boeing Co.	140,743
700	@	General Dynamics Corp.	57,295
450		Goodrich Corp.	26,654
500		L-3 Communications Holdings, Inc.	53,145
770		Lockheed Martin Corp.	79,464
1,115		Northrop Grumman Corp.	87,650
400		Raytheon Co.	25,936
2,150		United Technologies Corp.	151,597
			622,484
		Agriculture: 0.4%
3,800	@	Altria Group, Inc.	277,932
1,100		Archer-Daniels-Midland Co.	49,610
590	@	Reynolds American, Inc.	37,595
600	@	UST, Inc.	32,574
			397,711
		Airlines: 0.0%
3,400		Southwest Airlines Co.	41,684
			41,684
		Apparel: 0.1%
1,210	@	Nike, Inc.	72,842
			72,842
		Auto Manufacturers: 0.1%
3,050	@	Ford Motor Co.	19,917
800		General Motors Corp.	18,624
400		Paccar, Inc.	17,352
			55,893
		Auto Parts & Equipment: 0.1%
1,850	@	Johnson Controls, Inc.	60,791
			60,791
		Banks: 1.2%
7,721		Bank of America Corp.	306,833
2,550		Bank of New York Mellon Corp.	111,869
1,003		Capital One Financial Corp.	46,168
300		Comerica, Inc.	10,872
250		Commerce Bancorp., Inc.	9,445
1,250		Fifth Third Bancorp.	28,625
700		First Horizon National Corp.	11,368
1,500	@	Huntington Bancshares, Inc.	18,330
2,500		Marshall & Ilsley Corp.	58,000
500	@	Northern Trust Corp.	33,815
3,767	@	Regions Financial Corp.	79,860
800		State Street Corp.	62,840
400		US Bancorp.	12,808
4,264		Wachovia Corp.	130,564
4,900		Wells Fargo & Co.	143,227
600		Zions Bancorp.	28,650
			1,093,274
		Beverages: 0.6%
1,800		Anheuser-Busch Cos., Inc.	84,762
3,400		Coca-Cola Co.	198,764
1,050	@	Constellation Brands, Inc.	20,171
1,150	@	Pepsi Bottling Group, Inc.	39,112
3,070	@	PepsiCo, Inc.	213,549
			556,358
		Biotechnology: 0.2%
2,350	@	Amgen, Inc.	106,972
450	@	Biogen Idec, Inc.	26,262
610	@	Celgene Corp.	34,386
300	@	Genzyme Corp.	21,276
			188,896
		Building Materials: 0.1%
2,600		Masco Corp.	48,594
300		Trane, Inc.	13,515
			62,109
		Chemicals: 0.5%
400		Air Products & Chemicals, Inc.	36,532
1,700		Dow Chemical Co.	64,073
1,000		Ecolab, Inc.	46,790
2,250		EI Du Pont de Nemours & Co.	104,445
970	@	Monsanto Co.	112,210
350		PPG Industries, Inc.	21,693

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300	@	Praxair, Inc.	$24,084
250		Sherwin-Williams Co.	12,945
1,050		Sigma-Aldrich Corp.	57,771
			480,543
		Coal: 0.1%
250		Consol Energy, Inc.	18,995
550		Peabody Energy Corp.	31,141
			50,136
		Commercial Services: 0.2%
250	@	Apollo Group, Inc. - Class A	15,345
330		McKesson Corp.	19,391
350		Moody’s Corp.	13,293
250		Paychex, Inc.	7,865
650		Robert Half International, Inc.	17,518
1,150		RR Donnelley & Sons Co.	36,605
1,549		Western Union Co.	32,219
			142,236
		Computers: 1.2%
250	@	Affiliated Computer Services, Inc.	12,688
1,700	@	Apple, Inc.	212,534
650	@	Cognizant Technology Solutions Corp.	19,637
600	@	Computer Sciences Corp.	26,070
4,600	@	Dell, Inc.	91,310
1,100		Electronic Data Systems Corp.	19,052
4,550	@	EMC Corp.	70,707
5,050	@	Hewlett-Packard Co.	241,239
2,800		International Business Machines Corp.	318,808
600	@	Lexmark International, Inc.	19,818
700	@	Network Appliance, Inc.	15,134
450	@	Sandisk Corp.	10,598
1,375	@	Sun Microsystems, Inc.	22,550
			1,080,145
		Cosmetics/Personal Care: 0.6%
650		Avon Products, Inc.	24,739
900		Colgate-Palmolive Co.	68,481
6,433		Procter & Gamble Co.	425,736
			518,956
		Distribution/Wholesale: 0.1%
1,300	@	Genuine Parts Co.	53,625
			53,625
		Diversified Financial Services: 1.4%
2,350		American Express Co.	99,405
490		Ameriprise Financial, Inc.	24,814
400		Bear Stearns Cos., Inc.	31,944
1,600		Charles Schwab Corp.	31,376
650		CIT Group, Inc.	14,443
8,800		Citigroup, Inc.	208,648
110	@	CME Group, Inc.	56,463
1,198		Countrywide Financial Corp.	7,559
1,050		Discover Financial Services	15,845
1,750		Fannie Mae	48,388
300	@	Franklin Resources, Inc.	28,311
850		Freddie Mac	21,403
850	@	Goldman Sachs Group, Inc.	144,186
100	@	IntercontinentalExchange, Inc.	13,030
6,550		JPMorgan Chase & Co.	266,258
250	@	Legg Mason, Inc.	16,510
1,320		Lehman Brothers Holdings, Inc.	67,307
1,350		Merrill Lynch & Co., Inc.	66,906
2,050		Morgan Stanley	86,346
530	@	Nyse Euronext	34,805
750	@	SLM Corp.	14,708
			1,298,655
		Electric: 0.8%
600		American Electric Power Co., Inc.	24,552
500		Constellation Energy Group, Inc.	44,175
1,950		Dominion Resources, Inc.	77,883
600		DTE Energy Co.	23,886
5,750		Duke Energy Corp.	100,855
1,100		Edison International	54,340
200		Entergy Corp.	20,548
950		Exelon Corp.	71,108
1,100		FirstEnergy Corp.	74,349
1,350		FPL Group, Inc.	81,392
1,550	@	PPL Corp.	70,339
700	@	Public Service Enterprise Group, Inc.	30,870
300		Southern Co.	10,359
			684,656
		Electrical Components & Equipment: 0.0%
550		Emerson Electric Co.	28,028
500	@	Molex, Inc.	11,265
			39,293

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.2%
1,200	@	Agilent Technologies, Inc.	$36,732
700		Applera Corp. - Applied Biosystems Group	23,597
900		Jabil Circuit, Inc.	11,628
1,050	@	Thermo Electron Corp.	58,727
900	@, @@	Tyco Electronics Ltd.	29,610
400	@	Waters Corp.	23,844
			184,138
		Engineering & Construction: 0.0%
100		Fluor Corp.	13,925
250	@	Jacobs Engineering Group, Inc.	20,073
			33,998
		Entertainment: 0.0%
650	@	International Game Technology	29,348
			29,348
		Environmental Control: 0.1%
1,200	@	Allied Waste Industries, Inc.	12,408
1,300	@	Waste Management, Inc.	42,679
			55,087
		Food: 0.4%
1,250	@	General Mills, Inc.	69,988
250	@	HJ Heinz Co.	11,028
2,600	@	Kellogg Co.	131,872
2,382	@	Kraft Foods, Inc.	74,247
1,900	@	Kroger Co.	46,075
400	@	Safeway, Inc.	11,496
600		Supervalu, Inc.	15,750
550	@	WM Wrigley Jr. Co.	32,923
			393,379
		Forest Products & Paper: 0.1%
1,000		International Paper Co.	31,700
350		MeadWestvaco Corp.	8,981
300		Weyerhaeuser Co.	18,360
			59,041
		Gas: 0.1%
1,100	@	Sempra Energy	58,443
			58,443
		Hand/Machine Tools: 0.1%
440		Black & Decker Corp.	30,259
450		Snap-On, Inc.	22,464
300	@	Stanley Works	14,562
			67,285
		Healthcare - Products: 0.8%
1,300		Baxter International, Inc.	76,726
200		Becton Dickinson & Co.	18,084
2,150	@	Boston Scientific Corp.	27,069
700	@@	Covidien Ltd.	29,953
250		CR Bard, Inc.	23,698
5,650		Johnson & Johnson	350,074
2,150	@	Medtronic, Inc.	106,124
700	@	St. Jude Medical, Inc.	30,086
450		Stryker Corp.	29,300
200	@	Varian Medical Systems, Inc.	10,490
200	@	Zimmer Holdings, Inc.	15,058
			716,662
		Healthcare - Services: 0.3%
1,100		Aetna, Inc.	54,560
375	@	Coventry Health Care, Inc.	19,451
410	@	Humana, Inc.	28,015
200	@	Laboratory Corp. of America Holdings	15,462
2,680	@	UnitedHealth Group, Inc.	124,566
1,100	@	WellPoint, Inc.	77,088
			319,142
		Home Builders: 0.0%
800		D.R. Horton, Inc.	11,224
550		KB Home	13,162
1,300	@	Pulte Homes, Inc.	17,602
			41,988
		Household Products/Wares: 0.1%
350		Clorox Co.	20,367
1,300	@	Kimberly-Clark Corp.	84,734
			105,101
		Housewares: 0.0%
1,300		Newell Rubbermaid, Inc.	29,510
			29,510
		Insurance: 1.3%
780	@, @@	ACE Ltd.	43,867
900		Aflac, Inc.	56,169
1,400		Allstate Corp.	66,822
5,250		American International Group, Inc.	246,015
300		AON Corp.	12,483
250		Assurant, Inc.	15,638

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,600		Chubb Corp.	$81,440
630		Cigna Corp.	28,085
300		Cincinnati Financial Corp.	11,151
900		Genworth Financial, Inc.	20,862
700		Hartford Financial Services Group, Inc.	48,930
1,000	@	Lincoln National Corp.	51,110
1,000		Loews Corp.	41,840
450		Marsh & McLennan Cos., Inc.	11,462
1,100	@	MBIA, Inc.	14,267
1,740		Metlife, Inc.	101,372
200		Principal Financial Group, Inc.	11,046
1,000		Progressive Corp.	18,330
1,370		Prudential Financial, Inc.	99,969
550	@	Safeco Corp.	25,443
650	@	Torchmark Corp.	39,169
1,770	@	Travelers Cos., Inc.	82,146
650		UnumProvident Corp.	14,892
650	@, @@	XL Capital Ltd.	23,439
			1,165,947
		Internet: 0.5%
550	@	Amazon.com, Inc.	35,459
2,150	@	eBay, Inc.	56,674
650	@	Expedia, Inc.	14,905
450	@	Google, Inc. - Class A	212,031
550	@	IAC/InterActiveCorp.	10,945
2,350	@	Symantec Corp.	39,574
2,400	@	Yahoo!, Inc.	66,672
			436,260
		Investment Companies: 0.0%
450		American Capital Strategies Ltd.	16,331
			16,331
		Iron/Steel: 0.1%
200	@	Allegheny Technologies, Inc.	15,470
610	@	Nucor Corp.	39,388
270		United States Steel Corp.	29,282
			84,140
		Leisure Time: 0.0%
1,000		Carnival Corp.	39,350
			39,350
		Lodging: 0.1%
500	@	Marriott International, Inc.	17,050
650		Starwood Hotels & Resorts Worldwide, Inc.	30,765
			47,815
		Machinery - Construction & Mining: 0.1%
1,300		Caterpillar, Inc.	94,029
200	@	Terex Corp.	13,490
			107,519
		Machinery - Diversified: 0.1%
650		Cummins, Inc.	32,747
700		Deere & Co.	59,647
300		Rockwell Automation, Inc.	16,413
			108,807
		Media: 0.7%
500		CBS Corp. - Class B	11,410
1,000		Clear Channel Communications, Inc.	32,000
3,450	@	Comcast Corp. – Class A	67,413
1,800	@	DIRECTV Group, Inc.	45,090
640		McGraw-Hill Cos., Inc.	26,195
250		Meredith Corp.	10,838
3,800	@	News Corp. - Class A	69,958
4,800		Time Warner, Inc.	74,928
1,600	@	Viacom - Class B	63,600
3,900		Walt Disney Co.	126,399
100	@	Washington Post	72,400
			600,231
		Metal Fabricate/Hardware: 0.0%
200	@	Precision Castparts Corp.	22,078
			22,078
		Mining: 0.2%
950		Alcoa, Inc.	35,283
931		Freeport-McMoRan Copper & Gold, Inc.	93,901
450	@	Newmont Mining Corp.	23,027
			152,211
		Miscellaneous Manufacturing: 1.4%
1,300		3M Co.	101,920
550		Danaher Corp.	40,783
1,150		Dover Corp.	47,737
500		Eaton Corp.	40,315
19,800		General Electric Co.	656,172
1,600		Honeywell International, Inc.	92,064
1,450	@	Illinois Tool Works, Inc.	71,152
500	@@	Ingersoll-Rand Co.	20,930

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
350	@	ITT Corp.	$19,684
800	@	Leggett & Platt, Inc.	13,360
650		Parker Hannifin Corp.	42,010
550	@	Textron, Inc.	29,794
1,450	@, @@	Tyco International Ltd.	58,087
			1,234,008
		Office/Business Equipment: 0.0%
300		Pitney Bowes, Inc.	10,734
1,600	@	Xerox Corp.	23,520
			34,254
		Oil & Gas: 2.7%
1,100		Anadarko Petroleum Corp.	70,114
550		Apache Corp.	63,091
700		Chesapeake Energy Corp.	31,654
4,671		Chevron Corp.	404,789
3,382		ConocoPhillips	279,725
1,150	@	Devon Energy Corp.	118,128
550	@	ENSCO International, Inc.	32,912
200	@	EOG Resources, Inc.	23,798
11,350		ExxonMobil Corp.	987,564
450	@	Hess Corp.	41,931
1,500		Marathon Oil Corp.	79,740
250		Murphy Oil Corp.	20,095
350		Noble Corp.	17,203
560		Noble Energy, Inc.	43,344
1,850	@	Occidental Petroleum Corp.	143,135
350		Tesoro Petroleum Corp.	12,999
1,150		Valero Energy Corp.	66,436
625	@	XTO Energy, Inc.	38,569
			2,475,227
		Oil & Gas Services: 0.5%
550		Baker Hughes, Inc.	37,010
500	@	Cameron International Corp.	21,240
1,400		Halliburton Co.	53,620
800	@	National Oilwell Varco, Inc.	49,840
1,950		Schlumberger Ltd.	168,578
629	@	Transocean, Inc.	88,381
300	@	Weatherford International Ltd.	20,676
			439,345
		Packaging & Containers: 0.0%
700		Ball Corp.	30,870
			30,870
		Pharmaceuticals: 1.4%
2,250		Abbott Laboratories	120,488
650		Allergan, Inc.	38,500
570		AmerisourceBergen Corp.	23,780
4,000		Bristol-Myers Squibb Co.	90,440
450	@	Cardinal Health, Inc.	26,613
2,450		Eli Lilly & Co.	122,549
570	@	Express Scripts, Inc.	33,687
800	@	Forest Laboratories, Inc.	31,816
1,850	@	Gilead Sciences, Inc.	87,542
1,022	@	King Pharmaceuticals, Inc.	10,833
1,000	@	Medco Health Solutions, Inc.	44,310
4,350	@	Merck & Co., Inc.	192,705
13,950		Pfizer, Inc.	310,806
2,250	@	Schering-Plough Corp.	48,825
2,550		Wyeth	111,231
			1,294,125
		Pipelines: 0.1%
1,050	@	El Paso Corp.	17,115
650		Questar Corp.	35,913
700		Spectra Energy Corp.	16,177
1,700	@	Williams Cos., Inc.	61,234
			130,439
		Real Estate: 0.0%
650	@	CB Richard Ellis Group, Inc.	13,039
			13,039
		Retail: 1.3%
250		Abercrombie & Fitch Co.	19,383
250	@	Autozone, Inc.	28,770
1,090		Best Buy Co., Inc.	46,881
700	@	Big Lots, Inc.	11,795
1,510	@	Coach, Inc.	45,783
1,150		Costco Wholesale Corp.	71,208
2,504		CVS Caremark Corp.	101,112
750		Darden Restaurants, Inc.	23,123
750		Family Dollar Stores, Inc.	14,363
400	@	GameStop Corp.	16,944
1,050		Gap, Inc.	21,179
2,270	@	Home Depot, Inc.	60,269
700		Limited Brands, Inc.	10,675

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
2,500		Lowe’s Cos., Inc.	$59,925
2,450		McDonald’s Corp.	132,570
550		Nordstrom, Inc.	20,367
250	@	Polo Ralph Lauren Corp.	15,548
750		RadioShack Corp.	13,088
1,425	@	Staples, Inc.	31,706
1,300	@	Starbucks Corp.	23,361
1,100	@	Target Corp.	57,871
1,350		TJX Cos., Inc.	43,200
950		Walgreen Co.	34,685
4,350	@	Wal-Mart Stores, Inc.	215,717
550		Wendy’s International, Inc.	13,354
1,700	@	Yum! Brands, Inc.	58,565
			1,191,442
		Savings & Loans: 0.1%
3,200		Hudson City Bancorp., Inc.	50,784
1,200	@	Sovereign Bancorp., Inc.	13,236
2,191		Washington Mutual, Inc.	32,427
			96,447
		Semiconductors: 0.6%
400		Analog Devices, Inc.	10,768
2,700		Applied Materials, Inc.	51,759
700	@	Broadcom Corp.	13,237
11,750		Intel Corp.	234,413
550		KLA-Tencor Corp.	23,106
450	@	MEMC Electronic Materials, Inc.	34,326
800	@	National Semiconductor Corp.	13,176
500	@	Novellus Systems, Inc.	11,040
1,350	@	Nvidia Corp.	28,877
800	@	QLogic Corp.	12,680
2,500		Texas Instruments, Inc.	74,900
			508,282
		Software: 0.9%
1,170		Adobe Systems, Inc.	39,371
680	@	Autodesk, Inc.	21,141
800	@	BMC Software, Inc.	25,824
2,000	@	CA, Inc.	45,760
500	@	Citrix Systems, Inc.	16,465
450	@	Electronic Arts, Inc.	21,281
250	@	Fiserv, Inc.	13,155
900		IMS Health, Inc.	20,259
600	@	Intuit, Inc.	15,936
1	@	Metavante Technologies, inc.	22
16,150	@	Microsoft Corp.	439,603
1,800	@	Novell, Inc.	13,410
7,480	@	Oracle Corp.	140,624
			812,851
		Telecommunications: 1.4%
400	@	American Tower Corp.	15,376
11,401		AT&T, Inc.	397,097
900		CenturyTel, Inc.	32,571
11,650	@	Cisco Systems, Inc.	283,911
1,800	@	Citizens Communications Co.	19,332
3,100		Corning, Inc.	72,013
198	@	Embarq Corp.	8,304
1,100	@	JDS Uniphase Corp.	14,465
1,150	@	Juniper Networks, Inc.	30,843
3,470	@	Motorola, Inc.	34,596
3,150		Qualcomm, Inc.	133,466
3,000		Qwest Communications International, Inc.	16,200
3,868	@	Sprint Nextel Corp.	27,501
1,900	@	Tellabs, Inc.	12,502
4,700	@	Verizon Communications, Inc.	170,704
			1,268,881
		Transportation: 0.4%
500	@	Burlington Northern Santa Fe Corp.	43,890
250	@	CH Robinson Worldwide, Inc.	12,693
810		CSX Corp.	39,301
250		Expeditors International Washington, Inc.	9,830
400	@	FedEx Corp.	35,252
600		Norfolk Southern Corp.	31,734
400	@	Union Pacific Corp.	49,904
1,700		United Parcel Service, Inc. - Class B	119,408
			342,012
		Total Common Stock
		(Cost $ 24,487,320)	22,316,792
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Hotels: 0.0%
2,500	@	Host Hotels & Resorts, Inc.	40,475
			40,475

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Regional Malls: 0.1%
700		General Growth Properties, Inc.		$24,717
200		Simon Property Group, Inc.		16,760
				41,477
		Warehouse/Industrial: 0.0%
450		Prologis		24,246
				24,246
		Total Real Estate Investment Trusts
		(Cost $ 126,084)		106,198

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 65.1%
		Federal Home Loan Mortgage Corporation: 46.5%
$42,500,000	Z	2.110%, due 06/26/08		$42,214,747
				42,214,747
		Federal National Mortgage Corporation: 18.6%
17,000,000	^^, Z	2.070%, due 05/15/08		16,926,203
				16,926,203
		Total U.S. Government Agency Obligations
		(Cost $ 59,054,186)		59,140,950

U.S. TREASURY OBLIGATIONS: 9.9%
		U.S. Treasury STRIP: 9.9%
9,020,000	^^	1.810%, due 05/15/08		8,986,391
		Total U.S. Treasury Obligations
		(Cost $ 8,962,548)		8,986,391
		Total Long-Term Investments
		(Cost $ 92,630,138)		90,550,331

Shares				Value
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Fund: 0.3%
325,000	**	ING Institutional Prime Money Market Fund		$325,000
		Total Mutual Fund
		(Cost $ 325,000)		325,000

Principal Amount				Value
		Repurchase Agreement: 0.2%
$157,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $157,040 to be received upon repurchase (Collateralized by $160,000 Federal Home Loan Mortgage Corporation, 5.875%, Market Value plus accrued interest $166,567, due 10/10/17)		$157,000
		Total Repurchase Agreement
		(Cost $ 157,000)		157,000
		Total Short-Term Investments
		(Cost $ 482,000)		482,000
		Total Investments in Securities
		(Cost $ 93,112,138)*	100.2%	$91,032,331
		Other Assets and Liabilities - Net	(0.2)	(220,907)
		Net Assets	100.0%	$90,811,424

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $93,958,576.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$535,224
		Gross Unrealized Depreciation		(3,461,469)
		Net Unrealized Depreciation		$(2,926,245)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 29.2%
		Advertising: 0.1%
1,040	@	Omnicom Group	$46,457
			46,457
		Aerospace/Defense: 0.8%
1,120		Boeing Co.	92,725
630	@	General Dynamics Corp.	51,566
300		Goodrich Corp.	17,769
350		L-3 Communications Holdings, Inc.	37,202
590		Lockheed Martin Corp.	60,888
747		Northrop Grumman Corp.	58,722
300		Raytheon Co.	19,452
1,650		United Technologies Corp.	116,342
			454,666
		Agriculture: 0.5%
2,640	@	Altria Group, Inc.	193,090
700		Archer-Daniels-Midland Co.	31,570
440	@	Reynolds American, Inc.	28,037
350	@	UST, Inc.	19,002
			271,699
		Airlines: 0.1%
2,400		Southwest Airlines Co.	29,424
			29,424
		Apparel: 0.1%
940	@	Nike, Inc.	56,588
			56,588
		Auto Manufacturers: 0.1%
2,580	@	Ford Motor Co.	16,847
500		General Motors Corp.	11,640
262		Paccar, Inc.	11,366
			39,853
		Auto Parts & Equipment: 0.1%
1,260	@	Johnson Controls, Inc.	41,404
			41,404
		Banks: 1.4%
5,433		Bank of America Corp.	215,907
1,800		Bank of New York Mellon Corp.	78,966
679		Capital One Financial Corp.	31,254
200		Comerica, Inc.	7,248
300		Commerce Bancorp., Inc.	11,334
900		Fifth Third Bancorp.	20,610
500		First Horizon National Corp.	8,120
1,100	@	Huntington Bancshares, Inc.	13,442
1,700		Marshall & Ilsley Corp.	39,440
300	@	Northern Trust Corp.	20,289
2,701	@	Regions Financial Corp.	57,261
550		State Street Corp.	43,203
300		US Bancorp.	9,606
3,069		Wachovia Corp.	93,973
3,520		Wells Fargo & Co.	102,890
300		Zions Bancorp.	14,325
			767,868
		Beverages: 0.7%
1,210		Anheuser-Busch Cos., Inc.	56,979
2,340		Coca-Cola Co.	136,796
700	@	Constellation Brands, Inc.	13,447
770	@	Pepsi Bottling Group, Inc.	26,188
2,110	@	PepsiCo, Inc.	146,772
			380,182
		Biotechnology: 0.3%
1,670	@	Amgen, Inc.	76,018
350	@	Biogen Idec, Inc.	20,426
450	@	Celgene Corp.	25,367
250	@	Genzyme Corp.	17,730
			139,541
		Building Materials: 0.1%
1,820		Masco Corp.	34,016
300		Trane, Inc.	13,515
			47,531
		Chemicals: 0.6%
300		Air Products & Chemicals, Inc.	27,399
1,230		Dow Chemical Co.	46,359
600		Ecolab, Inc.	28,074
1,600		EI Du Pont de Nemours & Co.	74,272
700	@	Monsanto Co.	80,976
300		PPG Industries, Inc.	18,594

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
200	@	Praxair, Inc.	$16,056
150		Sherwin-Williams Co.	7,767
700		Sigma-Aldrich Corp.	38,514
			338,011
		Coal: 0.1%
300		Consol Energy, Inc.	22,794
300		Peabody Energy Corp.	16,986
			39,780
		Commercial Services: 0.2%
250	@	Apollo Group, Inc. - Class A	15,345
190		McKesson Corp.	11,164
310		Moody’s Corp.	11,774
370		Paychex, Inc.	11,640
300		Robert Half International, Inc.	8,085
900		RR Donnelley & Sons Co.	28,647
1,097		Western Union Co.	22,818
			109,473
		Computers: 1.4%
200	@	Affiliated Computer Services, Inc.	10,150
1,200	@	Apple, Inc.	150,024
500	@	Cognizant Technology Solutions Corp.	15,105
300	@	Computer Sciences Corp.	13,035
3,450	@	Dell, Inc.	68,483
800		Electronic Data Systems Corp.	13,856
3,090	@	EMC Corp.	48,019
3,560	@	Hewlett-Packard Co.	170,061
1,900		International Business Machines Corp.	216,334
380	@	Lexmark International, Inc.	12,551
500	@	Network Appliance, Inc.	10,810
350	@	Sandisk Corp.	8,243
1,137	@	Sun Microsystems, Inc.	18,647
			755,318
		Cosmetics/Personal Care: 0.7%
300		Avon Products, Inc.	11,418
690		Colgate-Palmolive Co.	52,502
4,579		Procter & Gamble Co.	303,038
			366,958
		Distribution/Wholesale: 0.1%
900	@	Genuine Parts Co.	37,125
			37,125
		Diversified Financial Services: 1.7%
1,680		American Express Co.	71,064
396		Ameriprise Financial, Inc.	20,053
280		Bear Stearns Cos., Inc.	22,361
1,200		Charles Schwab Corp.	23,532
700		CIT Group, Inc.	15,554
5,990		Citigroup, Inc.	142,023
80	@	CME Group, Inc.	41,064
1,110		Countrywide Financial Corp.	7,004
1,040		Discover Financial Services	15,694
1,450		Fannie Mae	40,093
120	@	Franklin Resources, Inc.	11,324
650		Freddie Mac	16,367
620	@	Goldman Sachs Group, Inc.	105,171
100	@	IntercontinentalExchange, Inc.	13,030
4,550		JPMorgan Chase & Co.	184,958
100	@	Legg Mason, Inc.	6,604
980		Lehman Brothers Holdings, Inc.	49,970
1,030		Merrill Lynch & Co., Inc.	51,047
1,480		Morgan Stanley	62,338
360	@	Nyse Euronext	23,641
720	@	SLM Corp.	14,119
			937,011
		Electric: 0.9%
400		American Electric Power Co., Inc.	16,368
400		Constellation Energy Group, Inc.	35,340
1,400		Dominion Resources, Inc.	55,916
500		DTE Energy Co.	19,905
4,100		Duke Energy Corp.	71,914
700		Edison International	34,580
100		Entergy Corp.	10,274
700		Exelon Corp.	52,395
870		FirstEnergy Corp.	58,803
1,000		FPL Group, Inc.	60,290
1,100	@	PPL Corp.	49,918
600	@	Public Service Enterprise Group, Inc.	26,460
300		Southern Co.	10,359
			502,522
		Electrical Components & Equipment: 0.0%
440		Emerson Electric Co.	22,422
300	@	Molex, Inc.	6,759
			29,181

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.2%
850	@	Agilent Technologies, Inc.	$26,019
400		Applera Corp. - Applied Biosystems Group	13,484
600		Jabil Circuit, Inc.	7,752
720	@	Thermo Electron Corp.	40,270
650	@, @@	Tyco Electronics Ltd.	21,385
100	@	Waters Corp.	5,961
			114,871
		Engineering & Construction: 0.0%
100		Fluor Corp.	13,925
100	@	Jacobs Engineering Group, Inc.	8,029
			21,954
		Entertainment: 0.0%
450	@	International Game Technology	20,318
			20,318
		Environmental Control: 0.1%
1,100	@	Allied Waste Industries, Inc.	11,374
900	@	Waste Management, Inc.	29,547
			40,921
		Food: 0.5%
950	@	General Mills, Inc.	53,191
300	@	HJ Heinz Co.	13,233
1,600	@	Kellogg Co.	81,152
1,680	@	Kraft Foods, Inc.	52,366
1,000	@	Kroger Co.	24,250
400	@	Safeway, Inc.	11,496
300		Supervalu, Inc.	7,875
300	@	WM Wrigley Jr. Co.	17,958
			261,521
		Forest Products & Paper: 0.1%
700		International Paper Co.	22,190
300		MeadWestvaco Corp.	7,698
200		Weyerhaeuser Co.	12,240
			42,128
		Gas: 0.1%
800	@	Sempra Energy	42,504
			42,504
		Hand/Machine Tools: 0.1%
260		Black & Decker Corp.	17,880
390		Snap-On, Inc.	19,469
380	@	Stanley Works	18,445
			55,794
		Healthcare - Products: 0.9%
1,010		Baxter International, Inc.	59,610
100		Becton Dickinson & Co.	9,042
1,900	@	Boston Scientific Corp.	23,921
550	@@	Covidien Ltd.	23,535
200		CR Bard, Inc.	18,958
3,840		Johnson & Johnson	237,926
1,500	@	Medtronic, Inc.	74,040
600	@	St. Jude Medical, Inc.	25,788
300		Stryker Corp.	19,533
200	@	Varian Medical Systems, Inc.	10,490
150	@	Zimmer Holdings, Inc.	11,294
			514,137
		Healthcare - Services: 0.4%
790		Aetna, Inc.	39,184
325	@	Coventry Health Care, Inc.	16,858
270	@	Humana, Inc.	18,449
200	@	Laboratory Corp. of America Holdings	15,462
1,700	@	UnitedHealth Group, Inc.	79,016
790	@	WellPoint, Inc.	55,363
			224,332
		Home Builders: 0.1%
900		D.R. Horton, Inc.	12,627
300		KB Home	7,179
1,100	@	Pulte Homes, Inc.	14,894
			34,700
		Household Products/Wares: 0.1%
300		Clorox Co.	17,457
950	@	Kimberly-Clark Corp.	61,921
			79,378
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	20,430
			20,430
		Insurance: 1.5%
590	@, @@	ACE Ltd.	33,182
570		Aflac, Inc.	35,574
1,030		Allstate Corp.	49,162
3,620		American International Group, Inc.	169,633
250		AON Corp.	10,403
200		Assurant, Inc.	12,510

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
1,010		Chubb Corp.	$51,409
370		Cigna Corp.	16,495
200		Cincinnati Financial Corp.	7,434
600		Genworth Financial, Inc.	13,908
450		Hartford Financial Services Group, Inc.	31,455
700	@	Lincoln National Corp.	35,777
500		Loews Corp.	20,920
300		Marsh & McLennan Cos., Inc.	7,641
920	@	MBIA, Inc.	11,932
1,220		Metlife, Inc.	71,077
300		Principal Financial Group, Inc.	16,569
890		Progressive Corp.	16,314
890		Prudential Financial, Inc.	64,943
310	@	Safeco Corp.	14,341
380	@	Torchmark Corp.	22,899
1,260	@	Travelers Cos., Inc.	58,477
300		UnumProvident Corp.	6,873
400	@, @@	XL Capital Ltd.	14,424
			793,352
		Internet: 0.6%
450	@	Amazon.com, Inc.	29,012
1,610	@	eBay, Inc.	42,440
300	@	Expedia, Inc.	6,879
350	@	Google, Inc. - Class A	164,913
300	@	IAC/InterActiveCorp.	5,970
1,617	@	Symantec Corp.	27,230
1,500	@	Yahoo!, Inc.	41,670
			318,114
		Investment Companies: 0.0%
300		American Capital Strategies Ltd.	10,887
			10,887
		Iron/Steel: 0.1%
100	@	Allegheny Technologies, Inc.	7,735
390	@	Nucor Corp.	25,182
160		United States Steel Corp.	17,352
			50,269
		Leisure Time: 0.0%
700		Carnival Corp.	27,545
			27,545
		Lodging: 0.1%
200	@	Marriott International, Inc.	6,820
500		Starwood Hotels & Resorts Worldwide, Inc.	23,665
			30,485
		Machinery - Construction & Mining: 0.2%
950		Caterpillar, Inc.	68,714
300	@	Terex Corp.	20,235
			88,949
		Machinery - Diversified: 0.1%
380		Cummins, Inc.	19,144
500		Deere & Co.	42,605
200		Rockwell Automation, Inc.	10,942
			72,691
		Media: 0.7%
300		CBS Corp. - Class B	6,846
700		Clear Channel Communications, Inc.	22,400
2,325	@	Comcast Corp. – Class A	45,431
1,200	@	DIRECTV Group, Inc.	30,060
700		McGraw-Hill Cos., Inc.	28,651
300		Meredith Corp.	13,005
2,700	@	News Corp. - Class A	49,707
3,200		Time Warner, Inc.	49,952
1,000	@	Viacom - Class B	39,750
2,790		Walt Disney Co.	90,424
			376,226
		Metal Fabricate/Hardware: 0.0%
100	@	Precision Castparts Corp.	11,039
			11,039
		Mining: 0.2%
700		Alcoa, Inc.	25,998
598		Freeport-McMoRan Copper & Gold, Inc.	60,314
400	@	Newmont Mining Corp.	20,468
			106,780
		Miscellaneous Manufacturing: 1.6%
950		3M Co.	74,480
350		Danaher Corp.	25,953
700		Dover Corp.	29,057
350		Eaton Corp.	28,221
13,950		General Electric Co.	462,303
1,030		Honeywell International, Inc.	59,266
1,000	@	Illinois Tool Works, Inc.	49,070
400	@@	Ingersoll-Rand Co.	16,744
290	@	ITT Corp.	16,310

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
500	@	Leggett & Platt, Inc.	$8,350
460		Parker Hannifin Corp.	29,730
500	@	Textron, Inc.	27,085
1,050	@, @@	Tyco International Ltd.	42,063
			868,632
		Office/Business Equipment: 0.0%
200		Pitney Bowes, Inc.	7,156
1,100	@	Xerox Corp.	16,170
			23,326
		Oil & Gas: 3.3%
920		Anadarko Petroleum Corp.	58,641
400		Apache Corp.	45,884
400		Chesapeake Energy Corp.	18,088
3,271		Chevron Corp.	283,465
2,374		ConocoPhillips	196,354
860	@	Devon Energy Corp.	88,339
500	@	ENSCO International, Inc.	29,920
200	@	EOG Resources, Inc.	23,798
8,000		ExxonMobil Corp.	696,080
300	@	Hess Corp.	27,954
1,000		Marathon Oil Corp.	53,160
300		Murphy Oil Corp.	24,114
300		Noble Corp.	14,745
460		Noble Energy, Inc.	35,604
1,260	@	Occidental Petroleum Corp.	97,486
300		Tesoro Petroleum Corp.	11,142
800		Valero Energy Corp.	46,216
512	@	XTO Energy, Inc.	31,596
			1,782,586
		Oil & Gas Services: 0.6%
400		Baker Hughes, Inc.	26,916
400	@	Cameron International Corp.	16,992
950		Halliburton Co.	36,385
500	@	National Oilwell Varco, Inc.	31,150
1,400		Schlumberger Ltd.	121,030
454	@	Transocean, Inc.	63,792
300	@	Weatherford International Ltd.	20,676
			316,941
		Packaging & Containers: 0.0%
430		Ball Corp.	18,963
			18,963
		Pharmaceuticals: 1.7%
1,600		Abbott Laboratories	85,680
400		Allergan, Inc.	23,692
380		AmerisourceBergen Corp.	15,854
2,800		Bristol-Myers Squibb Co.	63,308
350	@	Cardinal Health, Inc.	20,699
1,800		Eli Lilly & Co.	90,036
320	@	Express Scripts, Inc.	18,912
570	@	Forest Laboratories, Inc.	22,669
1,300	@	Gilead Sciences, Inc.	61,516
718	@	King Pharmaceuticals, Inc.	7,611
800	@	Medco Health Solutions, Inc.	35,448
3,060	@	Merck & Co., Inc.	135,558
9,820		Pfizer, Inc.	218,790
1,600	@	Schering-Plough Corp.	34,720
1,800		Wyeth	78,516
			913,009
		Pipelines: 0.2%
900	@	El Paso Corp.	14,670
400		Questar Corp.	22,100
500		Spectra Energy Corp.	11,555
970	@	Williams Cos., Inc.	34,939
			83,264
		Real Estate: 0.0%
300	@	CB Richard Ellis Group, Inc.	6,018
			6,018
		Retail: 1.6%
200		Abercrombie & Fitch Co.	15,506
100	@	Autozone, Inc.	11,508
620		Best Buy Co., Inc.	26,666
500	@	Big Lots, Inc.	8,425
1,010	@	Coach, Inc.	30,623
870		Costco Wholesale Corp.	53,870
1,786		CVS Caremark Corp.	72,119
390		Darden Restaurants, Inc.	12,024
550		Family Dollar Stores, Inc.	10,533
300	@	GameStop Corp.	12,708
1,080		Gap, Inc.	21,784
1,590	@	Home Depot, Inc.	42,215
500		Limited Brands, Inc.	7,625
1,730		Lowe’s Cos., Inc.	41,468

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,710		McDonald’s Corp.	$92,528
330		Nordstrom, Inc.	12,220
300	@	Polo Ralph Lauren Corp.	18,657
400		RadioShack Corp.	6,980
100	@	Sears Holding Corp.	9,562
1,010	@	Staples, Inc.	22,473
1,120	@	Starbucks Corp.	20,126
800	@	Target Corp.	42,088
980		TJX Cos., Inc.	31,360
700		Walgreen Co.	25,557
3,140	@	Wal-Mart Stores, Inc.	155,713
300		Wendy’s International, Inc.	7,284
1,240	@	Yum! Brands, Inc.	42,718
			854,340
		Savings & Loans: 0.1%
2,200		Hudson City Bancorp., Inc.	34,914
1,000	@	Sovereign Bancorp., Inc.	11,030
1,642		Washington Mutual, Inc.	24,302
			70,246
		Semiconductors: 0.7%
300		Analog Devices, Inc.	8,076
1,900		Applied Materials, Inc.	36,423
700	@	Broadcom Corp.	13,237
8,180		Intel Corp.	163,191
300		KLA-Tencor Corp.	12,603
300	@	MEMC Electronic Materials, Inc.	22,884
490	@	National Semiconductor Corp.	8,070
300	@	Novellus Systems, Inc.	6,624
900	@	Nvidia Corp.	19,251
800	@	QLogic Corp.	12,680
1,800		Texas Instruments, Inc.	53,928
			356,967
		Software: 1.1%
710		Adobe Systems, Inc.	23,892
480	@	Autodesk, Inc.	14,923
560	@	BMC Software, Inc.	18,077
1,570	@	CA, Inc.	35,922
400	@	Citrix Systems, Inc.	13,172
300	@	Electronic Arts, Inc.	14,187
190	@	Fiserv, Inc.	9,998
600		IMS Health, Inc.	13,506
300	@	Intuit, Inc.	7,968
1	@	Metavante Technologies, inc.	22
11,350	@	Microsoft Corp.	308,947
1,200	@	Novell, Inc.	8,940
5,280	@	Oracle Corp.	99,264
			568,818
		Telecommunications: 1.7%
300	@	American Tower Corp.	11,532
7,985		AT&T, Inc.	278,118
640		CenturyTel, Inc.	23,162
8,300	@	Cisco Systems, Inc.	202,271
1,300	@	Citizens Communications Co.	13,962
2,300		Corning, Inc.	53,429
251	@	Embarq Corp.	10,527
900	@	JDS Uniphase Corp.	11,835
700	@	Juniper Networks, Inc.	18,774
2,370	@	Motorola, Inc.	23,629
2,240		Qualcomm, Inc.	94,909
1,800		Qwest Communications International, Inc.	9,720
2,835	@	Sprint Nextel Corp.	20,157
1,300	@	Tellabs, Inc.	8,554
3,100	@	Verizon Communications, Inc.	112,592
			893,171
		Transportation: 0.5%
300	@	Burlington Northern Santa Fe Corp.	26,334
300	@	CH Robinson Worldwide, Inc.	15,231
780		CSX Corp.	37,846
300		Expeditors International Washington, Inc.	11,796
410	@	FedEx Corp.	36,133
330		Norfolk Southern Corp.	17,454
250	@	Union Pacific Corp.	31,190
1,200		United Parcel Service, Inc. - Class B	84,288
			260,272

		Total Common Stock (Cost $ 17,436,724)	15,766,470
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Hotels: 0.1%
1,700	@	Host Hotels & Resorts, Inc.	27,523
			27,523

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VIII	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Regional Malls: 0.1%
500		General Growth Properties, Inc.		$17,655
300		Simon Property Group, Inc.		25,140
				42,795
		Warehouse/Industrial: 0.0%
500		Prologis		26,940
				26,940
		Total Real Estate Investment Trusts (Cost $ 109,242)		97,258

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.6%
		Federal Home Loan Mortgage Corporation: 57.6%
$31,600,000	Z	2.000%, due 12/22/08		$31,096,434
		Total U.S. Government Agency Obligations (Cost $ 30,691,742)		31,096,434
U.S. TREASURY OBLIGATIONS: 13.0%
		U.S. Treasury STRIP: 13.0%
7,083,000	^	1.720%, due 11/15/08		6,997,622
		Total U.S. Treasury Obligations (Cost $ 6,940,920)		6,997,622
		Total Long-Term Investments
		(Cost $ 55,178,628)		53,957,784

Shares				Value
SHORT-TERM INVESTMENTS: 0.3%
		Mutual Fund: 0.3%
141,000	**	ING Institutional Prime Money Market Fund		$141,000
		Total Short-Term Investments (Cost $ 141,000)		141,000
		Total Investments in Securities (Cost $ 55,319,628) *	100.3%	$54,098,784
		Other Assets and Liabilities - Net	(0.3)	(171,093)
		Net Assets	100.0%	$53,927,691

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $56,205,680.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$723,830
		Gross Unrealized Depreciation		(2,830,726)
		Net Unrealized Depreciation		$(2,106,896)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 30.7%
		Advertising: 0.1%
900	@	Omnicom Group	$40,203
			40,203
		Aerospace/Defense: 0.8%
950		Boeing Co.	78,651
450	@	General Dynamics Corp.	36,833
200		Goodrich Corp.	11,846
350		L-3 Communications Holdings, Inc.	37,202
550		Lockheed Martin Corp.	56,760
565		Northrop Grumman Corp.	44,415
200		Raytheon Co.	12,968
1,200		United Technologies Corp.	84,612
			363,287
		Agriculture: 0.5%
2,250	@	Altria Group, Inc.	164,565
660		Archer-Daniels-Midland Co.	29,766
400	@	Reynolds American, Inc.	25,488
300	@	UST, Inc.	16,287
			236,106
		Airlines: 0.1%
2,000		Southwest Airlines Co.	24,520
			24,520
		Apparel: 0.1%
800	@	Nike, Inc.	48,160
			48,160
		Auto Manufacturers: 0.1%
2,000	@	Ford Motor Co.	13,060
400		General Motors Corp.	9,312
175		Paccar, Inc.	7,592
			29,964
		Auto Parts & Equipment: 0.1%
1,050	@	Johnson Controls, Inc.	34,503
			34,503
		Banks: 1.5%
4,572		Bank of America Corp.	181,691
1,500		Bank of New York Mellon Corp.	65,805
582		Capital One Financial Corp.	26,789
200		Comerica, Inc.	7,248
300		Commerce Bancorp., Inc.	11,334
700		Fifth Third Bancorp.	16,030
400		First Horizon National Corp.	6,496
900	@	Huntington Bancshares, Inc.	10,998
1,498		Marshall & Ilsley Corp.	34,754
300	@	Northern Trust Corp.	20,289
2,258	@	Regions Financial Corp.	47,870
500		State Street Corp.	39,275
300		US Bancorp.	9,606
2,523		Wachovia Corp.	77,254
2,900		Wells Fargo & Co.	84,767
300		Zions Bancorp.	14,325
			654,531
		Beverages: 0.8%
1,100		Anheuser-Busch Cos., Inc.	51,799
1,950		Coca-Cola Co.	113,997
600	@	Constellation Brands, Inc.	11,526
650	@	Pepsi Bottling Group, Inc.	22,107
1,840	@	PepsiCo, Inc.	127,990
			327,419
		Biotechnology: 0.3%
1,400	@	Amgen, Inc.	63,728
300	@	Biogen Idec, Inc.	17,508
400	@	Celgene Corp.	22,548
150	@	Genzyme Corp.	10,638
			114,422
		Building Materials: 0.1%
1,600		Masco Corp.	29,904
300		Trane, Inc.	13,515
			43,419
		Chemicals: 0.7%
200		Air Products & Chemicals, Inc.	18,266
1,050		Dow Chemical Co.	39,575
500		Ecolab, Inc.	23,395
1,500		EI Du Pont de Nemours & Co.	69,630
540	@	Monsanto Co.	62,467
230		PPG Industries, Inc.	14,255

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
300	@	Praxair, Inc.	$24,084
150		Sherwin-Williams Co.	7,767
600		Sigma-Aldrich Corp.	33,012
			292,451
		Coal: 0.1%
200		Consol Energy, Inc.	15,196
300		Peabody Energy Corp.	16,986
			32,182
		Commercial Services: 0.2%
200	@	Apollo Group, Inc. - Class A	12,276
220		McKesson Corp.	12,927
200		Moody’s Corp.	7,596
250		Paychex, Inc.	7,865
300		Robert Half International, Inc.	8,085
700		RR Donnelley & Sons Co.	22,281
900		Western Union Co.	18,720
			89,750
		Computers: 1.5%
200	@	Affiliated Computer Services, Inc.	10,150
1,000	@	Apple, Inc.	125,020
300	@	Cognizant Technology Solutions Corp.	9,063
350	@	Computer Sciences Corp.	15,208
2,720	@	Dell, Inc.	53,992
700		Electronic Data Systems Corp.	12,124
2,850	@	EMC Corp.	44,289
2,950	@	Hewlett-Packard Co.	140,922
1,650		International Business Machines Corp.	187,869
300	@	Lexmark International, Inc.	9,909
400	@	Network Appliance, Inc.	8,648
300	@	Sandisk Corp.	7,065
900	@	Sun Microsystems, Inc.	14,760
			639,019
		Cosmetics/Personal Care: 0.7%
300		Avon Products, Inc.	11,418
600		Colgate-Palmolive Co.	45,654
200		Estee Lauder Cos., Inc.	8,516
3,643		Procter & Gamble Co.	241,094
			306,682
		Distribution/Wholesale: 0.1%
800	@	Genuine Parts Co.	33,000
			33,000
		Diversified Financial Services: 1.8%
1,350		American Express Co.	57,105
330		Ameriprise Financial, Inc.	16,711
240		Bear Stearns Cos., Inc.	19,166
1,000		Charles Schwab Corp.	19,610
350		CIT Group, Inc.	7,777
5,200		Citigroup, Inc.	123,292
70	@	CME Group, Inc.	35,931
770		Countrywide Financial Corp.	4,859
1,025		Discover Financial Services	15,467
1,000		Fannie Mae	27,650
150	@	Franklin Resources, Inc.	14,156
700		Freddie Mac	17,626
500	@	Goldman Sachs Group, Inc.	84,815
100	@	IntercontinentalExchange, Inc.	13,030
3,700		JPMorgan Chase & Co.	150,405
100	@	Legg Mason, Inc.	6,604
740		Lehman Brothers Holdings, Inc.	37,733
800		Merrill Lynch & Co., Inc.	39,648
1,250		Morgan Stanley	52,650
290	@	Nyse Euronext	19,044
400	@	SLM Corp.	7,844
			771,123
		Electric: 1.0%
300		American Electric Power Co., Inc.	12,276
350		Constellation Energy Group, Inc.	30,923
1,100		Dominion Resources, Inc.	43,934
500		DTE Energy Co.	19,905
3,400		Duke Energy Corp.	59,636
600		Edison International	29,640
100		Entergy Corp.	10,274
600		Exelon Corp.	44,910
720		FirstEnergy Corp.	48,665
800		FPL Group, Inc.	48,232
900	@	PPL Corp.	40,842
500	@	Public Service Enterprise Group, Inc.	22,050
200		Southern Co.	6,906
			418,193
		Electrical Components & Equipment: 0.0%
300		Emerson Electric Co.	15,288
300	@	Molex, Inc.	6,759
			22,047

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.2%
650	@	Agilent Technologies, Inc.	$19,897
400		Applera Corp. - Applied Biosystems Group	13,484
500		Jabil Circuit, Inc.	6,460
600	@	Thermo Electron Corp.	33,558
675	@, @@	Tyco Electronics Ltd.	22,208
200	@	Waters Corp.	11,922
			107,529
		Engineering & Construction: 0.0%
100		Fluor Corp.	13,925
100	@	Jacobs Engineering Group, Inc.	8,029
			21,954
		Entertainment: 0.0%
300	@	International Game Technology	13,545
			13,545
		Environmental Control: 0.1%
900	@	Allied Waste Industries, Inc.	9,306
800	@	Waste Management, Inc.	26,264
			35,570
		Food: 0.5%
700	@	General Mills, Inc.	39,193
200	@	HJ Heinz Co.	8,822
1,500	@	Kellogg Co.	76,080
1,395	@	Kraft Foods, Inc.	43,482
950	@	Kroger Co.	23,038
300	@	Safeway, Inc.	8,622
300		Supervalu, Inc.	7,875
300	@	WM Wrigley Jr. Co.	17,958
			225,070
		Forest Products & Paper: 0.1%
600		International Paper Co.	19,020
300		MeadWestvaco Corp.	7,698
200		Weyerhaeuser Co.	12,240
			38,958
		Gas: 0.1%
700	@	Sempra Energy	37,191
			37,191
		Hand/Machine Tools: 0.1%
210		Black & Decker Corp.	14,442
300		Snap-On, Inc.	14,976
200	@	Stanley Works	9,708
			39,126
		Healthcare - Products: 1.0%
750		Baxter International, Inc.	44,265
100		Becton Dickinson & Co.	9,042
1,300	@	Boston Scientific Corp.	16,367
475	@@	Covidien Ltd.	20,325
100		CR Bard, Inc.	9,479
3,200		Johnson & Johnson	198,272
1,300	@	Medtronic, Inc.	64,168
300	@	Patterson Cos., Inc.	10,560
400	@	St. Jude Medical, Inc.	17,192
300		Stryker Corp.	19,533
200	@	Varian Medical Systems, Inc.	10,490
100	@	Zimmer Holdings, Inc.	7,529
			427,222
		Healthcare - Services: 0.4%
570		Aetna, Inc.	28,272
250	@	Coventry Health Care, Inc.	12,968
310	@	Humana, Inc.	21,182
150	@	Laboratory Corp. of America Holdings	11,597
1,550	@	UnitedHealth Group, Inc.	72,044
660	@	WellPoint, Inc.	46,253
			192,316
		Home Builders: 0.1%
700		D.R. Horton, Inc.	9,821
300		KB Home	7,179
900	@	Pulte Homes, Inc.	12,186
			29,186
		Household Products/Wares: 0.1%
200		Clorox Co.	11,638
750	@	Kimberly-Clark Corp.	48,885
			60,523
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	18,160
			18,160
		Insurance: 1.6%
440	@, @@	ACE Ltd.	24,746
500		Aflac, Inc.	31,205
860		Allstate Corp.	41,048
3,050		American International Group, Inc.	142,923

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
200		AON Corp.	$8,322
200		Assurant, Inc.	12,510
930		Chubb Corp.	47,337
300		Cigna Corp.	13,374
200		Cincinnati Financial Corp.	7,434
500		Genworth Financial, Inc.	11,590
450		Hartford Financial Services Group, Inc.	31,455
600	@	Lincoln National Corp.	30,666
600		Loews Corp.	25,104
300		Marsh & McLennan Cos., Inc.	7,641
650	@	MBIA, Inc.	8,431
1,040		Metlife, Inc.	60,590
100		Principal Financial Group, Inc.	5,523
640		Progressive Corp.	11,731
750		Prudential Financial, Inc.	54,728
300	@	Safeco Corp.	13,878
300	@	Torchmark Corp.	18,078
950	@	Travelers Cos., Inc.	44,090
300		UnumProvident Corp.	6,873
300	@, @@	XL Capital Ltd.	10,818
			670,095
		Internet: 0.6%
400	@	Amazon.com, Inc.	25,788
1,200	@	eBay, Inc.	31,632
300	@	Expedia, Inc.	6,879
300	@	Google, Inc. - Class A	141,354
300	@	IAC/InterActiveCorp.	5,970
987	@	Symantec Corp.	16,621
1,400	@	Yahoo!, Inc.	38,892
			267,136
		Investment Companies: 0.0%
300		American Capital Strategies Ltd.	10,887
			10,887
		Iron/Steel: 0.1%
100	@	Allegheny Technologies, Inc.	7,735
300	@	Nucor Corp.	19,371
150		United States Steel Corp.	16,268
			43,374
		Leisure Time: 0.1%
600		Carnival Corp.	23,610
			23,610
		Lodging: 0.1%
300	@	Marriott International, Inc.	10,230
550		Starwood Hotels & Resorts Worldwide, Inc.	26,032
			36,262
		Machinery - Construction & Mining: 0.2%
800		Caterpillar, Inc.	57,864
200	@	Terex Corp.	13,490
			71,354
		Machinery - Diversified: 0.1%
300		Cummins, Inc.	15,114
400		Deere & Co.	34,084
200		Rockwell Automation, Inc.	10,942
			60,140
		Media: 0.8%
300		CBS Corp. - Class B	6,846
600		Clear Channel Communications, Inc.	19,200
2,000	@	Comcast Corp. – Class A	39,080
1,000	@	DIRECTV Group, Inc.	25,050
200		EW Scripps Co.	8,354
530		McGraw-Hill Cos., Inc.	21,693
200		Meredith Corp.	8,670
2,250	@	News Corp. - Class A	41,423
2,700		Time Warner, Inc.	42,147
900	@	Viacom - Class B	35,775
2,350		Walt Disney Co.	76,164
			324,402
		Metal Fabricate/Hardware: 0.0%
100	@	Precision Castparts Corp.	11,039
			11,039
		Mining: 0.2%
600		Alcoa, Inc.	22,284
524		Freeport-McMoRan Copper & Gold, Inc.	52,851
400	@	Newmont Mining Corp.	20,468
			95,603
		Miscellaneous Manufacturing: 1.7%
750		3M Co.	58,800
200		Cooper Industries Ltd.	8,386
350		Danaher Corp.	25,953
600		Dover Corp.	24,906
300		Eaton Corp.	24,189
11,600		General Electric Co.	384,424

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
900		Honeywell International, Inc.	$51,786
900	@	Illinois Tool Works, Inc.	44,163
300	@@	Ingersoll-Rand Co.	12,558
100	@	ITT Corp.	5,624
500	@	Leggett & Platt, Inc.	8,350
350		Parker Hannifin Corp.	22,621
300	@	Textron, Inc.	16,251
875	@, @@	Tyco International Ltd.	35,053
			723,064
		Office/Business Equipment: 0.0%
200		Pitney Bowes, Inc.	7,156
1,000	@	Xerox Corp.	14,700
			21,856
		Oil & Gas: 3.4%
700		Anadarko Petroleum Corp.	44,618
300		Apache Corp.	34,413
300		Chesapeake Energy Corp.	13,566
2,744		Chevron Corp.	237,795
1,999		ConocoPhillips	165,337
700	@	Devon Energy Corp.	71,904
300	@	ENSCO International, Inc.	17,952
200	@	EOG Resources, Inc.	23,798
6,650		ExxonMobil Corp.	578,617
200	@	Hess Corp.	18,636
900		Marathon Oil Corp.	47,844
200		Murphy Oil Corp.	16,076
100		Noble Corp.	4,915
300		Noble Energy, Inc.	23,220
1,100	@	Occidental Petroleum Corp.	85,107
200		Tesoro Petroleum Corp.	7,428
650		Valero Energy Corp.	37,551
450	@	XTO Energy, Inc.	27,770
			1,456,547
		Oil & Gas Services: 0.6%
300		Baker Hughes, Inc.	20,187
300	@	Cameron International Corp.	12,744
800		Halliburton Co.	30,640
500	@	National Oilwell Varco, Inc.	31,150
1,200		Schlumberger Ltd.	103,740
419	@	Transocean, Inc.	58,874
200	@	Weatherford International Ltd.	13,784
			271,119
		Packaging & Containers: 0.0%
300		Ball Corp.	13,230
			13,230
		Pharmaceuticals: 1.8%
1,300		Abbott Laboratories	69,615
300		Allergan, Inc.	17,769
360		AmerisourceBergen Corp.	15,019
2,300		Bristol-Myers Squibb Co.	52,003
290	@	Cardinal Health, Inc.	17,151
1,500		Eli Lilly & Co.	75,030
320	@	Express Scripts, Inc.	18,912
500	@	Forest Laboratories, Inc.	19,885
1,000	@	Gilead Sciences, Inc.	47,320
614	@	King Pharmaceuticals, Inc.	6,508
600	@	Medco Health Solutions, Inc.	26,586
2,650	@	Merck & Co., Inc.	117,395
8,200		Pfizer, Inc.	182,696
1,350	@	Schering-Plough Corp.	29,295
1,500		Wyeth	65,430
			760,614
		Pipelines: 0.2%
700	@	El Paso Corp.	11,410
300		Questar Corp.	16,575
400		Spectra Energy Corp.	9,244
850	@	Williams Cos., Inc.	30,617
			67,846
		Real Estate: 0.0%
300	@	CB Richard Ellis Group, Inc.	6,018
			6,018
		Retail: 1.7%
200		Abercrombie & Fitch Co.	15,506
100	@	Autozone, Inc.	11,508
520		Best Buy Co., Inc.	22,365
400	@	Big Lots, Inc.	6,740
780	@	Coach, Inc.	23,650
750		Costco Wholesale Corp.	46,440
1,486		CVS Caremark Corp.	60,005
510		Darden Restaurants, Inc.	15,723
300		Family Dollar Stores, Inc.	5,745
300	@	GameStop Corp.	12,708

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
650		Gap, Inc.	$13,111
1,410	@	Home Depot, Inc.	37,436
400		Limited Brands, Inc.	6,100
1,700		Lowe’s Cos., Inc.	40,749
1,600		McDonald’s Corp.	86,576
300		Nordstrom, Inc.	11,109
200	@	Polo Ralph Lauren Corp.	12,438
300		RadioShack Corp.	5,235
100	@	Sears Holding Corp.	9,562
840	@	Staples, Inc.	18,690
950	@	Starbucks Corp.	17,072
750	@	Target Corp.	39,458
650		TJX Cos., Inc.	20,800
600		Walgreen Co.	21,906
2,650	@	Wal-Mart Stores, Inc.	131,414
300		Wendy’s International, Inc.	7,284
900	@	Yum! Brands, Inc.	31,005
			730,335
		Savings & Loans: 0.1%
1,900		Hudson City Bancorp., Inc.	30,153
900	@	Sovereign Bancorp., Inc.	9,927
1,370		Washington Mutual, Inc.	20,276
			60,356
		Semiconductors: 0.7%
200		Analog Devices, Inc.	5,384
1,600		Applied Materials, Inc.	30,672
600	@	Broadcom Corp.	11,346
6,940		Intel Corp.	138,453
300		KLA-Tencor Corp.	12,603
200	@	MEMC Electronic Materials, Inc.	15,256
300	@	National Semiconductor Corp.	4,941
300	@	Novellus Systems, Inc.	6,624
850	@	Nvidia Corp.	18,182
600	@	QLogic Corp.	9,510
1,500		Texas Instruments, Inc.	44,940
			297,911
		Software: 1.1%
720		Adobe Systems, Inc.	24,228
380	@	Autodesk, Inc.	11,814
390	@	BMC Software, Inc.	12,589
1,250	@	CA, Inc.	28,600
300	@	Citrix Systems, Inc.	9,879
200	@	Electronic Arts, Inc.	9,458
100	@	Fiserv, Inc.	5,262
500		IMS Health, Inc.	11,255
300	@	Intuit, Inc.	7,968
9,500	@	Microsoft Corp.	258,590
1,000	@	Novell, Inc.	7,450
4,410	@	Oracle Corp.	82,908
			470,001
		Telecommunications: 1.8%
400	@	American Tower Corp.	15,376
6,842		AT&T, Inc.	238,307
600		CenturyTel, Inc.	21,714
7,150	@	Cisco Systems, Inc.	174,246
1,100	@	Citizens Communications Co.	11,814
1,650		Corning, Inc.	38,330
225	@	Embarq Corp.	9,437
600	@	JDS Uniphase Corp.	7,890
700	@	Juniper Networks, Inc.	18,774
2,230	@	Motorola, Inc.	22,233
1,900		Qualcomm, Inc.	80,503
1,300		Qwest Communications International, Inc.	7,020
2,109	@	Sprint Nextel Corp.	14,995
1,100	@	Tellabs, Inc.	7,238
2,700	@	Verizon Communications, Inc.	98,064
			765,941
		Transportation: 0.5%
300	@	Burlington Northern Santa Fe Corp.	26,334
100	@	CH Robinson Worldwide, Inc.	5,077
600		CSX Corp.	29,112
200		Expeditors International Washington, Inc.	7,864
200	@	FedEx Corp.	17,626
350		Norfolk Southern Corp.	18,512
250	@	Union Pacific Corp.	31,190
1,000		United Parcel Service, Inc. - Class B	70,240
			205,955
		Total Common Stock
		(Cost $ 14,784,019)	13,232,026

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund IX	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Hotels: 0.1%
1,500	@	Host Hotels & Resorts, Inc.		$24,285
				24,285
		Regional Malls: 0.0%
400		General Growth Properties, Inc.		14,124
100		Simon Property Group, Inc.		8,380
				22,504
		Warehouse/Industrial: 0.0%
300		Prologis		16,164
				16,164
		Total Real Estate Investment Trusts
		(Cost $ 71,412)		62,953

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.6%
		Federal Home Loan Mortgage Corporation: 53.6%
$23,600,000	Z	1.940%, due 04/21/09		$23,086,753
		Total U.S. Government Agency Obligations
		(Cost $ 22,583,543)		23,086,753
U.S. TREASURY OBLIGATIONS: 14.8%
		U.S. Treasury STRIP: 14.8%
6,445,000	^	1.530%, due 02/15/09		6,351,754
		Total U.S. Treasury Obligations
		(Cost $ 6,287,918)		6,351,754
		Total Long-Term Investments
		(Cost $ 43,726,892)		42,733,486

Shares				Value
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Fund: 0.3%
100,000	**	ING Institutional Prime Money Market Fund		$100,000
		Total Mutual Fund
		(Cost $ 100,000)		100,000

Principal Amount				Value
		Repurchase Agreement: 0.1%
$56,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.049%, due 03/03/08, $56,014 to be received upon repurchase (Collateralized by $65,000 Federal Home Loan Mortgage Corporation, Discount Note-5.875%, Market Value $59,414, due 10/10/17-06/13/33)		$56,000
		Total Repurchase Agreement
		(Cost $ 56,000)		56,000
		Total Short-Term Investments
		(Cost $ 156,000)		156,000
		Total Investments in Securities
		(Cost $ 43,882,892) *	99.6%	$42,889,486
		Other Assets and Liabilities - Net	0.4	176,303
		Net Assets	100.0%	$43,065,789

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $44,646,798.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$746,595
		Gross Unrealized Depreciation		(2,503,907)
		Net Unrealized Depreciation		$(1,757,312)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 33.2%
		Advertising: 0.1%
814	@	Omnicom Group	$36,361
			36,361
		Aerospace/Defense: 0.9%
815		Boeing Co.	67,474
348	@	General Dynamics Corp.	28,484
150		Goodrich Corp.	8,885
200		L-3 Communications Holdings, Inc.	21,258
389		Lockheed Martin Corp.	40,145
547		Northrop Grumman Corp.	43,000
200		Raytheon Co.	12,968
1,048		United Technologies Corp.	73,894
			296,108
		Agriculture: 0.6%
1,876	@	Altria Group, Inc.	137,211
475		Archer-Daniels-Midland Co.	21,423
284	@	Reynolds American, Inc.	18,096
200	@	UST, Inc.	10,858
			187,588
		Airlines: 0.1%
1,700		Southwest Airlines Co.	20,842
			20,842
		Apparel: 0.1%
636	@	Nike, Inc.	38,287
			38,287
		Auto Manufacturers: 0.1%
2,050	@	Ford Motor Co.	13,387
450		General Motors Corp.	10,476
225		Paccar, Inc.	9,761
			33,624
		Auto Parts & Equipment: 0.1%
940	@	Johnson Controls, Inc.	30,888
			30,888
		Banks: 1.6%
3,814		Bank of America Corp.	151,568
1,200		Bank of New York Mellon Corp.	52,644
456		Capital One Financial Corp.	20,990
250		Comerica, Inc.	9,060
200		Commerce Bancorp., Inc.	7,556
650		Fifth Third Bancorp.	14,885
400		First Horizon National Corp.	6,496
800	@	Huntington Bancshares, Inc.	9,776
1,200		Marshall & Ilsley Corp.	27,840
200	@	Northern Trust Corp.	13,526
1,898	@	Regions Financial Corp.	40,238
352		State Street Corp.	27,650
200		US Bancorp.	6,404
2,128		Wachovia Corp.	65,159
2,426		Wells Fargo & Co.	70,912
200		Zions Bancorp.	9,550
			534,254
		Beverages: 0.8%
842		Anheuser-Busch Cos., Inc.	39,650
1,602		Coca-Cola Co.	93,653
450	@	Constellation Brands, Inc.	8,645
459	@	Pepsi Bottling Group, Inc.	15,611
1,515	@	PepsiCo, Inc.	105,383
			262,942
		Biotechnology: 0.3%
1,127	@	Amgen, Inc.	51,301
200	@	Biogen Idec, Inc.	11,672
400	@	Celgene Corp.	22,548
197	@	Genzyme Corp.	13,971
			99,492
		Building Materials: 0.1%
1,268		Masco Corp.	23,699
200		Trane, Inc.	9,010
			32,709
		Chemicals: 0.7%
200		Air Products & Chemicals, Inc.	18,266
848		Dow Chemical Co.	31,961
450		Ecolab, Inc.	21,056
1,250		EI Du Pont de Nemours & Co.	58,025
488	@	Monsanto Co.	56,452
225		PPG Industries, Inc.	13,946

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
150	@	Praxair, Inc.	$12,042
112		Sherwin-Williams Co.	5,799
550		Sigma-Aldrich Corp.	30,261
			247,808
		Coal: 0.1%
200		Consol Energy, Inc.	15,196
200		Peabody Energy Corp.	11,324
			26,520
		Commercial Services: 0.2%
200	@	Apollo Group, Inc. - Class A	12,276
201		McKesson Corp.	11,811
194		Moody’s Corp.	7,368
173		Paychex, Inc.	5,443
200		Robert Half International, Inc.	5,390
500		RR Donnelley & Sons Co.	15,915
819		Western Union Co.	17,035
			75,238
		Computers: 1.5%
200	@	Affiliated Computer Services, Inc.	10,150
800	@	Apple, Inc.	100,016
200	@	Cognizant Technology Solutions Corp.	6,042
179	@	Computer Sciences Corp.	7,778
2,136	@	Dell, Inc.	42,400
450		Electronic Data Systems Corp.	7,794
2,260	@	EMC Corp.	35,120
2,439	@	Hewlett-Packard Co.	116,511
1,338		International Business Machines Corp.	152,345
203	@	Lexmark International, Inc.	6,705
450	@	Network Appliance, Inc.	9,729
200	@	Sandisk Corp.	4,710
650	@	Sun Microsystems, Inc.	10,660
			509,960
		Cosmetics/Personal Care: 0.8%
200		Avon Products, Inc.	7,612
525		Colgate-Palmolive Co.	39,947
3,047		Procter & Gamble Co.	201,650
			249,209
		Distribution/Wholesale: 0.1%
650	@	Genuine Parts Co.	26,813
			26,813
		Diversified Financial Services: 2.0%
1,116		American Express Co.	47,207
303		Ameriprise Financial, Inc.	15,344
199		Bear Stearns Cos., Inc.	15,892
800		Charles Schwab Corp.	15,688
450		CIT Group, Inc.	9,999
4,230		Citigroup, Inc.	100,293
60	@	CME Group, Inc.	30,798
580		Countrywide Financial Corp.	3,660
395		Discover Financial Services	5,961
818		Fannie Mae	22,618
173	@	Franklin Resources, Inc.	16,326
650		Freddie Mac	16,367
430	@	Goldman Sachs Group, Inc.	72,941
100	@	IntercontinentalExchange, Inc.	13,030
3,050		JPMorgan Chase & Co.	123,983
100	@	Legg Mason, Inc.	6,604
638		Lehman Brothers Holdings, Inc.	32,532
653		Merrill Lynch & Co., Inc.	32,363
1,040		Morgan Stanley	43,805
200	@	Nyse Euronext	13,134
395	@	SLM Corp.	7,746
			646,291
		Electric: 1.0%
250		American Electric Power Co., Inc.	10,230
273		Constellation Energy Group, Inc.	24,120
1,000		Dominion Resources, Inc.	39,940
400		DTE Energy Co.	15,924
2,850		Duke Energy Corp.	49,989
500		Edison International	24,700
500		Exelon Corp.	37,425
563		FirstEnergy Corp.	38,053
650		FPL Group, Inc.	39,189
650	@	PPL Corp.	29,497
350	@	Public Service Enterprise Group, Inc.	15,435
200		Southern Co.	6,906
			331,408
		Electrical Components & Equipment: 0.0%
208		Emerson Electric Co.	10,600
300	@	Molex, Inc.	6,759
			17,359

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.3%
442	@	Agilent Technologies, Inc.	$13,530
500		Applera Corp. - Applied Biosystems Group	16,855
400		Jabil Circuit, Inc.	5,168
483	@	Thermo Electron Corp.	27,014
475	@, @@	Tyco Electronics Ltd.	15,628
190	@	Waters Corp.	11,326
			89,521
		Engineering & Construction: 0.1%
100		Fluor Corp.	13,925
100	@	Jacobs Engineering Group, Inc.	8,029
			21,954
		Entertainment: 0.0%
200	@	International Game Technology	9,030
			9,030
		Environmental Control: 0.1%
550	@	Allied Waste Industries, Inc.	5,687
650	@	Waste Management, Inc.	21,340
			27,027
		Food: 0.6%
630	@	General Mills, Inc.	35,274
232	@	HJ Heinz Co.	10,234
1,250	@	Kellogg Co.	63,400
1,136	@	Kraft Foods, Inc.	35,409
675	@	Kroger Co.	16,369
200	@	Safeway, Inc.	5,748
300		Supervalu, Inc.	7,875
200	@	WM Wrigley Jr. Co.	11,972
			186,281
		Forest Products & Paper: 0.1%
550		International Paper Co.	17,435
200		MeadWestvaco Corp.	5,132
100		Weyerhaeuser Co.	6,120
			28,687
		Gas: 0.1%
550	@	Sempra Energy	29,222
			29,222
		Hand/Machine Tools: 0.1%
198		Black & Decker Corp.	13,616
198		Snap-On, Inc.	9,884
185	@	Stanley Works	8,980
			32,480
		Healthcare - Products: 1.1%
669		Baxter International, Inc.	39,484
100		Becton Dickinson & Co.	9,042
1,100	@	Boston Scientific Corp.	13,849
425	@@	Covidien Ltd.	18,186
100		CR Bard, Inc.	9,479
2,802		Johnson & Johnson	173,612
1,050	@	Medtronic, Inc.	51,828
450	@	St. Jude Medical, Inc.	19,341
200		Stryker Corp.	13,022
100	@	Varian Medical Systems, Inc.	5,245
100	@	Zimmer Holdings, Inc.	7,529
			360,617
		Healthcare - Services: 0.5%
468		Aetna, Inc.	23,213
215	@	Coventry Health Care, Inc.	11,152
202	@	Humana, Inc.	13,803
150	@	Laboratory Corp. of America Holdings	11,597
1,198	@	UnitedHealth Group, Inc.	55,683
568	@	WellPoint, Inc.	39,805
			155,253
		Home Builders: 0.1%
450		D.R. Horton, Inc.	6,314
200		KB Home	4,786
800	@	Pulte Homes, Inc.	10,832
			21,932
		Household Products/Wares: 0.2%
200		Clorox Co.	11,638
687	@	Kimberly-Clark Corp.	44,779
			56,417
		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	14,755
			14,755
		Insurance: 1.7%
362	@, @@	ACE Ltd.	20,359
536		Aflac, Inc.	33,452
694		Allstate Corp.	33,125
2,599		American International Group, Inc.	121,789
200		AON Corp.	8,322
150		Assurant, Inc.	9,383
692		Chubb Corp.	35,223

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
304		Cigna Corp.	$13,552
200		Cincinnati Financial Corp.	7,434
400		Genworth Financial, Inc.	9,272
326		Hartford Financial Services Group, Inc.	22,787
500	@	Lincoln National Corp.	25,555
500		Loews Corp.	20,920
200		Marsh & McLennan Cos., Inc.	5,094
397	@	MBIA, Inc.	5,149
861		Metlife, Inc.	50,162
100		Principal Financial Group, Inc.	5,523
438		Progressive Corp.	8,029
673		Prudential Financial, Inc.	49,109
168	@	Safeco Corp.	7,772
227	@	Torchmark Corp.	13,679
880	@	Travelers Cos., Inc.	40,841
200		UnumProvident Corp.	4,582
200	@, @@	XL Capital Ltd.	7,212
			558,325
		Internet: 0.6%
350	@	Amazon.com, Inc.	22,565
1,066	@	eBay, Inc.	28,100
200	@	Expedia, Inc.	4,586
200	@	Google, Inc. - Class A	94,236
200	@	IAC/InterActiveCorp.	3,980
909	@	Symantec Corp.	15,308
1,200	@	Yahoo!, Inc.	33,336
			202,111
		Investment Companies: 0.0%
400		American Capital Strategies Ltd.	14,516
			14,516
		Iron/Steel: 0.1%
100	@	Allegheny Technologies, Inc.	7,735
302	@	Nucor Corp.	19,500
183		United States Steel Corp.	19,846
			47,081
		Leisure Time: 0.0%
457		Carnival Corp.	17,983
			17,983
		Lodging: 0.1%
200	@	Marriott International, Inc.	6,820
454		Starwood Hotels & Resorts Worldwide, Inc.	21,488
			28,308
		Machinery - Construction & Mining: 0.2%
650		Caterpillar, Inc.	47,015
100	@	Terex Corp.	6,745
			53,760
		Machinery - Diversified: 0.2%
374		Cummins, Inc.	18,842
350		Deere & Co.	29,824
200		Rockwell Automation, Inc.	10,942
			59,608
		Media: 0.8%
200		CBS Corp. - Class B	4,564
450		Clear Channel Communications, Inc.	14,400
1,600	@	Comcast Corp. – Class A	31,264
550	@	DIRECTV Group, Inc.	13,778
200		EW Scripps Co.	8,354
452		McGraw-Hill Cos., Inc.	18,500
200		Meredith Corp.	8,670
1,950	@	News Corp. - Class A	35,900
2,200		Time Warner, Inc.	34,342
700	@	Viacom - Class B	27,825
2,020		Walt Disney Co.	65,468
			263,065
		Metal Fabricate/Hardware: 0.0%
100	@	Precision Castparts Corp.	11,039
			11,039
		Mining: 0.2%
450		Alcoa, Inc.	16,713
444		Freeport-McMoRan Copper & Gold, Inc.	44,782
200	@	Newmont Mining Corp.	10,234
			71,729
		Miscellaneous Manufacturing: 1.8%
670		3M Co.	52,528
275		Danaher Corp.	20,391
600		Dover Corp.	24,906
246		Eaton Corp.	19,835
9,705		General Electric Co.	321,624
709		Honeywell International, Inc.	40,796
700	@	Illinois Tool Works, Inc.	34,349
300	@@	Ingersoll-Rand Co.	12,558
130	@	ITT Corp.	7,311

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
400	@	Leggett & Platt, Inc.	$6,680
327		Parker Hannifin Corp.	21,134
200	@	Textron, Inc.	10,834
725	@, @@	Tyco International Ltd.	29,044
			601,990
		Office/Business Equipment: 0.1%
200		Pitney Bowes, Inc.	7,156
800	@	Xerox Corp.	11,760
			18,916
		Oil & Gas: 3.8%
604		Anadarko Petroleum Corp.	38,499
200		Apache Corp.	22,942
350		Chesapeake Energy Corp.	15,827
2,347		Chevron Corp.	203,391
1,751		ConocoPhillips	144,825
624	@	Devon Energy Corp.	64,097
200	@	ENSCO International, Inc.	11,968
200	@	EOG Resources, Inc.	23,798
5,567		ExxonMobil Corp.	484,385
150	@	Hess Corp.	13,977
702		Marathon Oil Corp.	37,318
200		Murphy Oil Corp.	16,076
200		Noble Corp.	9,830
310		Noble Energy, Inc.	23,994
930	@	Occidental Petroleum Corp.	71,954
200		Tesoro Petroleum Corp.	7,428
578		Valero Energy Corp.	33,391
350	@	XTO Energy, Inc.	21,599
			1,245,299
		Oil & Gas Services: 0.7%
300		Baker Hughes, Inc.	20,187
250	@	Cameron International Corp.	10,620
650		Halliburton Co.	24,895
450	@	National Oilwell Varco, Inc.	28,035
1,000		Schlumberger Ltd.	86,450
299	@	Transocean, Inc.	42,012
200	@	Weatherford International Ltd.	13,784
			225,983
		Packaging & Containers: 0.1%
410		Ball Corp.	18,081
			18,081
		Pharmaceuticals: 1.9%
1,100		Abbott Laboratories	58,905
200		Allergan, Inc.	11,846
280		AmerisourceBergen Corp.	11,682
2,000		Bristol-Myers Squibb Co.	45,220
258	@	Cardinal Health, Inc.	15,258
1,150		Eli Lilly & Co.	57,523
270	@	Express Scripts, Inc.	15,957
409	@	Forest Laboratories, Inc.	16,266
898	@	Gilead Sciences, Inc.	42,493
511	@	King Pharmaceuticals, Inc.	5,417
500	@	Medco Health Solutions, Inc.	22,155
2,189	@	Merck & Co., Inc.	96,973
6,906		Pfizer, Inc.	153,866
900	@	Schering-Plough Corp.	19,530
1,244		Wyeth	54,263
			627,354
		Pipelines: 0.2%
450	@	El Paso Corp.	7,335
200		Questar Corp.	11,050
300		Spectra Energy Corp.	6,933
879	@	Williams Cos., Inc.	31,662
			56,980
		Real Estate: 0.0%
200	@	CB Richard Ellis Group, Inc.	4,012
			4,012
		Retail: 1.8%
100		Abercrombie & Fitch Co.	7,753
100	@	Autozone, Inc.	11,508
539		Best Buy Co., Inc.	23,182
400	@	Big Lots, Inc.	6,740
620	@	Coach, Inc.	18,798
686		Costco Wholesale Corp.	42,477
1,237		CVS Caremark Corp.	49,950
191		Darden Restaurants, Inc.	5,889
200		Family Dollar Stores, Inc.	3,830
200	@	GameStop Corp.	8,472
568		Gap, Inc.	11,457
1,112	@	Home Depot, Inc.	29,524
300		Limited Brands, Inc.	4,575
1,162		Lowe’s Cos., Inc.	27,853

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,152		McDonald’s Corp.	$62,335
248		Nordstrom, Inc.	9,183
200	@	Polo Ralph Lauren Corp.	12,438
450		RadioShack Corp.	7,853
100	@	Sears Holding Corp.	9,562
667	@	Staples, Inc.	14,841
692	@	Starbucks Corp.	12,435
551	@	Target Corp.	28,988
630		TJX Cos., Inc.	20,160
450		Walgreen Co.	16,430
2,160	@	Wal-Mart Stores, Inc.	107,114
200		Wendy’s International, Inc.	4,856
792	@	Yum! Brands, Inc.	27,284
			585,487
		Savings & Loans: 0.1%
1,550		Hudson City Bancorp., Inc.	24,599
700	@	Sovereign Bancorp., Inc.	7,721
1,087		Washington Mutual, Inc.	16,088
			48,408
		Semiconductors: 0.7%
200		Analog Devices, Inc.	5,384
1,382		Applied Materials, Inc.	26,493
450	@	Broadcom Corp.	8,510
5,571		Intel Corp.	111,141
200		KLA-Tencor Corp.	8,402
200	@	MEMC Electronic Materials, Inc.	15,256
457	@	National Semiconductor Corp.	7,527
200	@	Novellus Systems, Inc.	4,416
450	@	Nvidia Corp.	9,626
450	@	QLogic Corp.	7,133
1,250		Texas Instruments, Inc.	37,450
			241,338
		Software: 1.2%
574		Adobe Systems, Inc.	19,315
192	@	Autodesk, Inc.	5,969
414	@	BMC Software, Inc.	13,364
1,081	@	CA, Inc.	24,733
250	@	Citrix Systems, Inc.	8,233
200	@	Electronic Arts, Inc.	9,458
139	@	Fiserv, Inc.	7,314
500		IMS Health, Inc.	11,255
200	@	Intuit, Inc.	5,312
1	@	Metavante Technologies, inc.	22
7,887	@	Microsoft Corp.	214,684
1,000	@	Novell, Inc.	7,450
3,836	@	Oracle Corp.	72,117
			399,226
		Telecommunications: 1.9%
200	@	American Tower Corp.	7,688
5,637		AT&T, Inc.	196,337
430		CenturyTel, Inc.	15,562
5,801	@	Cisco Systems, Inc.	141,370
900	@	Citizens Communications Co.	9,666
1,446		Corning, Inc.	33,591
212	@	Embarq Corp.	8,891
450	@	JDS Uniphase Corp.	5,918
450	@	Juniper Networks, Inc.	12,069
1,989	@	Motorola, Inc.	19,830
1,624		Qualcomm, Inc.	68,809
1,000		Qwest Communications International, Inc.	5,400
1,740	@	Sprint Nextel Corp.	12,371
900	@	Tellabs, Inc.	5,922
2,295	@	Verizon Communications, Inc.	83,354
			626,778
		Transportation: 0.5%
250	@	Burlington Northern Santa Fe Corp.	21,945
100	@	CH Robinson Worldwide, Inc.	5,077
460		CSX Corp.	22,319
200		Expeditors International Washington, Inc.	7,864
185	@	FedEx Corp.	16,304
325		Norfolk Southern Corp.	17,189
200	@	Union Pacific Corp.	24,952
800		United Parcel Service, Inc. - Class B	56,192
			171,842
		Total Common Stock
		(Cost $ 12,040,863)	10,936,096
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Apartments: 0.0%
200		Apartment Investment & Management Co.	6,890
			6,890

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
		Hotels: 0.1%
1,200	@	Host Hotels & Resorts, Inc.		$19,428
				19,428
		Regional Malls: 0.1%
200		General Growth Properties, Inc.		7,062
100		Simon Property Group, Inc.		8,380
				15,442
		Warehouse/Industrial: 0.0%
200		Prologis		10,776
				10,776
		Total Real Estate Investment Trusts
		(Cost $ 58,756)		52,536

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 66.5%
		U.S. Treasury STRIP: 66.5%
$22,410,000	^^	Discount Note, due 08/15/09		$21,904,368
		Total U.S. Treasury Obligations
		(Cost $ 21,285,861)		21,904,368
		Total Long-Term Investments
		(Cost $ 33,385,480)		32,893,000

Shares				Value
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Fund: 0.1%
25,000	**	ING Institutional Prime Money Market Fund		$25,000
		Total Mutual Fund
		(Cost $ 25,000)		25,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$102,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.051%, due 03/03/08, $102,026 to be received upon repurchase (Collateralized by $105,000 Federal Home Loan Mortgage Corporation, 5.875%, Market Value plus accrued interest $109,310, due 10/10/17)		$102,000
		Total Repurchase Agreement
		(Cost $ 102,000)		102,000
		Total Short-Term Investments
		(Cost $ 127,000)		127,000
		Total Investments in Securities
		(Cost $ 33,512,480)*	100.3%	$33,020,000
		Other Assets and Liabilities - Net	(0.3)	(83,893)
		Net Assets	100.0%	$32,936,107
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^^	Principal Only (PO) Security
	*	Cost for federal income tax purposes is $34,378,778.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$766,892
		Gross Unrealized Depreciation		(2,125,670)
		Net Unrealized Depreciation		$(1,358,778)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 27.8%
		Advertising: 0.1%
414	@	Omnicom Group	$18,493
			18,493
		Aerospace/Defense: 0.8%
549		Boeing Co.	45,452
254	@	General Dynamics Corp.	20,790
100		Goodrich Corp.	5,923
160		L-3 Communications Holdings, Inc.	17,006
276		Lockheed Martin Corp.	28,483
274		Northrop Grumman Corp.	21,539
100		Raytheon Co.	6,484
698		United Technologies Corp.	49,216
			194,893
		Agriculture: 0.5%
1,119	@	Altria Group, Inc.	81,844
232		Archer-Daniels-Midland Co.	10,463
266	@	Reynolds American, Inc.	16,950
100	@	UST, Inc.	5,429
			114,686
		Airlines: 0.1%
1,000		Southwest Airlines Co.	12,260
			12,260
		Apparel: 0.1%
356	@	Nike, Inc.	21,431
			21,431
		Auto Manufacturers: 0.1%
833	@	Ford Motor Co.	5,439
200		General Motors Corp.	4,656
62		Paccar, Inc.	2,690
			12,785
		Auto Parts & Equipment: 0.1%
606	@	Johnson Controls, Inc.	19,913
			19,913
		Banks: 1.3%
2,221		Bank of America Corp.	88,263
700		Bank of New York Mellon Corp.	30,709
250		Capital One Financial Corp.	11,508
100		Comerica, Inc.	3,624
100		Commerce Bancorp., Inc.	3,778
450		Fifth Third Bancorp.	10,305
200		First Horizon National Corp.	3,248
500	@	Huntington Bancshares, Inc.	6,110
600		Marshall & Ilsley Corp.	13,920
100	@	Northern Trust Corp.	6,763
100		PNC Financial Services Group, Inc.	6,143
1,164	@	Regions Financial Corp.	24,677
175		State Street Corp.	13,746
100		US Bancorp.	3,202
1,288		Wachovia Corp.	39,439
1,458		Wells Fargo & Co.	42,617
100		Zions Bancorp.	4,775
			312,827
		Beverages: 0.7%
529		Anheuser-Busch Cos., Inc.	24,911
993		Coca-Cola Co.	58,051
400	@	Constellation Brands, Inc.	7,684
424	@	Pepsi Bottling Group, Inc.	14,420
912	@	PepsiCo, Inc.	63,439
			168,505
		Biotechnology: 0.3%
684	@	Amgen, Inc.	31,136
200	@	Biogen Idec, Inc.	11,672
250	@	Celgene Corp.	14,093
97	@	Genzyme Corp.	6,879
			63,780
		Building Materials: 0.1%
750		Masco Corp.	14,018
100		Trane, Inc.	4,505
			18,523
		Chemicals: 0.6%
100		Air Products & Chemicals, Inc.	9,133
593		Dow Chemical Co.	22,350
300		Ecolab, Inc.	14,037
750		EI Du Pont de Nemours & Co.	34,815
264	@	Monsanto Co.	30,540

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
122		PPG Industries, Inc.	$7,562
100	@	Praxair, Inc.	8,028
111		Sherwin-Williams Co.	5,748
300		Sigma-Aldrich Corp.	16,506
			148,719
		Coal: 0.0%
50		Consol Energy, Inc.	3,799
100		Peabody Energy Corp.	5,662
			9,461
		Commercial Services: 0.2%
100	@	Apollo Group, Inc. - Class A	6,138
70		McKesson Corp.	4,113
152		Moody’s Corp.	5,773
118		Paychex, Inc.	3,712
200		Robert Half International, Inc.	5,390
400		RR Donnelley & Sons Co.	12,732
533		Western Union Co.	11,086
			48,944
		Computers: 1.3%
100	@	Affiliated Computer Services, Inc.	5,075
500	@	Apple, Inc.	62,510
100	@	Cognizant Technology Solutions Corp.	3,021
204	@	Computer Sciences Corp.	8,864
1,471	@	Dell, Inc.	29,199
200		Electronic Data Systems Corp.	3,464
1,311	@	EMC Corp.	20,373
1,470	@	Hewlett-Packard Co.	70,222
787		International Business Machines Corp.	89,608
169	@	Lexmark International, Inc.	5,582
200	@	Network Appliance, Inc.	4,324
100	@	Sandisk Corp.	2,355
600	@	Sun Microsystems, Inc.	9,840
			314,437
		Cosmetics/Personal Care: 0.6%
100		Avon Products, Inc.	3,806
249		Colgate-Palmolive Co.	18,946
100		Estee Lauder Cos., Inc.	4,258
1,895		Procter & Gamble Co.	125,411
			152,421
		Distribution/Wholesale: 0.1%
400	@	Genuine Parts Co.	16,500
			16,500
		Diversified Financial Services: 1.6%
635		American Express Co.	26,861
117		Ameriprise Financial, Inc.	5,925
130		Bear Stearns Cos., Inc.	10,382
500		Charles Schwab Corp.	9,805
198		CIT Group, Inc.	4,400
2,464		Citigroup, Inc.	58,421
40	@	CME Group, Inc.	20,532
538		Countrywide Financial Corp.	3,395
192		Discover Financial Services	2,897
541		Fannie Mae	14,959
63	@	Franklin Resources, Inc.	5,945
250		Freddie Mac	6,295
293	@	Goldman Sachs Group, Inc.	49,702
1,800		JPMorgan Chase & Co.	73,170
404		Lehman Brothers Holdings, Inc.	20,600
371		Merrill Lynch & Co., Inc.	18,387
685		Morgan Stanley	28,852
150	@	Nyse Euronext	9,851
251	@	SLM Corp.	4,922
			375,301
		Electric: 0.9%
200		American Electric Power Co., Inc.	8,184
162		Constellation Energy Group, Inc.	14,313
600		Dominion Resources, Inc.	23,964
250		DTE Energy Co.	9,953
1,700		Duke Energy Corp.	29,818
300		Edison International	14,820
100		Entergy Corp.	10,274
300		Exelon Corp.	22,455
363		FirstEnergy Corp.	24,535
450		FPL Group, Inc.	27,131
400	@	PPL Corp.	18,152
184	@	Public Service Enterprise Group, Inc.	8,114
100		Southern Co.	3,453
			215,166
		Electrical Components & Equipment: 0.1%
154		Emerson Electric Co.	7,848
200	@	Molex, Inc.	4,506
			12,354

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 0.2%
256	@	Agilent Technologies, Inc.	$7,836
300		Applera Corp. - Applied Biosystems Group	10,113
200		Jabil Circuit, Inc.	2,584
281	@	Thermo Electron Corp.	15,716
250	@, @@	Tyco Electronics Ltd.	8,225
54	@	Waters Corp.	3,219
			47,693
		Entertainment: 0.0%
170	@	International Game Technology	7,676
			7,676
		Environmental Control: 0.1%
200	@	Allied Waste Industries, Inc.	2,068
400	@	Waste Management, Inc.	13,132
			15,200
		Food: 0.5%
380	@	General Mills, Inc.	21,276
150	@	HJ Heinz Co.	6,617
700	@	Kellogg Co.	35,504
597	@	Kraft Foods, Inc.	18,608
528	@	Kroger Co.	12,804
100	@	Safeway, Inc.	2,874
100		Supervalu, Inc.	2,625
100	@	WM Wrigley Jr. Co.	5,986
			106,294
		Forest Products & Paper: 0.1%
250		International Paper Co.	7,925
100		MeadWestvaco Corp.	2,566
100		Weyerhaeuser Co.	6,120
			16,611
		Gas: 0.1%
300	@	Sempra Energy	15,939
			15,939
		Hand/Machine Tools: 0.1%
162		Black & Decker Corp.	11,141
92		Snap-On, Inc.	4,593
159	@	Stanley Works	7,718
			23,452
		Healthcare - Products: 0.8%
382		Baxter International, Inc.	22,546
600	@	Boston Scientific Corp.	7,554
250	@@	Covidien Ltd.	10,698
100		CR Bard, Inc.	9,479
1,607		Johnson & Johnson	99,570
550	@	Medtronic, Inc.	27,148
200	@	St. Jude Medical, Inc.	8,596
100		Stryker Corp.	6,511
100	@	Varian Medical Systems, Inc.	5,245
			197,347
		Healthcare - Services: 0.4%
344		Aetna, Inc.	17,062
160	@	Coventry Health Care, Inc.	8,299
98	@	Humana, Inc.	6,696
81	@	Laboratory Corp. of America Holdings	6,262
776	@	UnitedHealth Group, Inc.	36,068
306	@	WellPoint, Inc.	21,444
			95,831
		Home Builders: 0.0%
200		D.R. Horton, Inc.	2,806
200		KB Home	4,786
200	@	Pulte Homes, Inc.	2,708
			10,300
		Household Products/Wares: 0.1%
100		Clorox Co.	5,819
414	@	Kimberly-Clark Corp.	26,985
			32,804
		Housewares: 0.0%
400		Newell Rubbermaid, Inc.	9,080
			9,080
		Insurance: 1.5%
265	@, @@	ACE Ltd.	14,904
347		Aflac, Inc.	21,656
423		Allstate Corp.	20,190
1,542		American International Group, Inc.	72,258
120		AON Corp.	4,993
100		Assurant, Inc.	6,255
440		Chubb Corp.	22,396
192		Cigna Corp.	8,559
100		Cincinnati Financial Corp.	3,717
400		Genworth Financial, Inc.	9,272
163		Hartford Financial Services Group, Inc.	11,394
300	@	Lincoln National Corp.	15,333

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
300		Loews Corp.	$12,552
200		Marsh & McLennan Cos., Inc.	5,094
283	@	MBIA, Inc.	3,671
536		Metlife, Inc.	31,227
100		Principal Financial Group, Inc.	5,523
232		Progressive Corp.	4,253
333		Prudential Financial, Inc.	24,299
110	@	Safeco Corp.	5,089
152	@	Torchmark Corp.	9,160
450	@	Travelers Cos., Inc.	20,885
200		UnumProvident Corp.	4,582
200	@, @@	XL Capital Ltd.	7,212
			344,474
		Internet: 0.5%
150	@	Amazon.com, Inc.	9,671
666	@	eBay, Inc.	17,556
200	@	Expedia, Inc.	4,586
100	@	Google, Inc. - Class A	47,118
150	@	IAC/InterActiveCorp.	2,985
596	@	Symantec Corp.	10,037
700	@	Yahoo!, Inc.	19,446
			111,399
		Investment Companies: 0.0%
250		American Capital Strategies Ltd.	9,073
			9,073
		Iron/Steel: 0.1%
130	@	Nucor Corp.	8,394
136		United States Steel Corp.	14,749
			23,143
		Leisure Time: 0.0%
245		Carnival Corp.	9,641
			9,641
		Lodging: 0.1%
100	@	Marriott International, Inc.	3,410
300		Starwood Hotels & Resorts Worldwide, Inc.	14,199
			17,609
		Machinery - Construction & Mining: 0.2%
400		Caterpillar, Inc.	28,932
100	@	Terex Corp.	6,745
			35,677
		Machinery - Diversified: 0.1%
216		Cummins, Inc.	10,882
200		Deere & Co.	17,042
100		Rockwell Automation, Inc.	5,471
			33,395
		Media: 0.7%
100		CBS Corp. - Class B	2,282
400		Clear Channel Communications, Inc.	12,800
1,125	@	Comcast Corp. – Class A	21,983
350	@	DIRECTV Group, Inc.	8,768
100		EW Scripps Co.	4,177
258		McGraw-Hill Cos., Inc.	10,560
100		Meredith Corp.	4,335
1,230	@	News Corp. - Class A	22,644
1,500		Time Warner, Inc.	23,415
500	@	Viacom - Class B	19,875
1,279		Walt Disney Co.	41,452
			172,291
		Mining: 0.2%
400		Alcoa, Inc.	14,856
297		Freeport-McMoRan Copper & Gold, Inc.	29,955
200	@	Newmont Mining Corp.	10,234
			55,045
		Miscellaneous Manufacturing: 1.6%
437		3M Co.	34,261
100		Cooper Industries Ltd.	4,193
138		Danaher Corp.	10,233
400		Dover Corp.	16,604
189		Eaton Corp.	15,239
5,663		General Electric Co.	187,672
506		Honeywell International, Inc.	29,115
400	@	Illinois Tool Works, Inc.	19,628
100	@@	Ingersoll-Rand Co.	4,186
136	@	ITT Corp.	7,649
200	@	Leggett & Platt, Inc.	3,340
149		Parker Hannifin Corp.	9,630
200	@	Textron, Inc.	10,834
450	@, @@	Tyco International Ltd.	18,027
			370,611
		Office/Business Equipment: 0.0%
100		Pitney Bowes, Inc.	3,578
500	@	Xerox Corp.	7,350
			10,928

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas: 3.1%
370		Anadarko Petroleum Corp.	$23,584
200		Apache Corp.	22,942
100		Chesapeake Energy Corp.	4,522
1,377		Chevron Corp.	119,331
1,049		ConocoPhillips	86,763
337	@	Devon Energy Corp.	34,617
200	@	ENSCO International, Inc.	11,968
100	@	EOG Resources, Inc.	11,899
3,298		ExxonMobil Corp.	286,959
100	@	Hess Corp.	9,318
394		Marathon Oil Corp.	20,945
100		Murphy Oil Corp.	8,038
100		Noble Corp.	4,915
160		Noble Energy, Inc.	12,384
526	@	Occidental Petroleum Corp.	40,697
100		Tesoro Petroleum Corp.	3,714
382		Valero Energy Corp.	22,068
225	@	XTO Energy, Inc.	13,885
			738,549
		Oil & Gas Services: 0.6%
200		Baker Hughes, Inc.	13,458
200	@	Cameron International Corp.	8,496
430		Halliburton Co.	16,469
200	@	National Oilwell Varco, Inc.	12,460
600		Schlumberger Ltd.	51,870
209	@	Transocean, Inc.	29,367
100	@	Weatherford International Ltd.	6,892
			139,012
		Packaging & Containers: 0.0%
140		Ball Corp.	6,174
			6,174
		Pharmaceuticals: 1.6%
650		Abbott Laboratories	34,808
200		Allergan, Inc.	11,846
176		AmerisourceBergen Corp.	7,343
1,250		Bristol-Myers Squibb Co.	28,263
133	@	Cardinal Health, Inc.	7,866
650		Eli Lilly & Co.	32,513
120	@	Express Scripts, Inc.	7,092
248	@	Forest Laboratories, Inc.	9,863
552	@	Gilead Sciences, Inc.	26,121
408	@	King Pharmaceuticals, Inc.	4,325
300	@	Medco Health Solutions, Inc.	13,293
1,234	@	Merck & Co., Inc.	54,666
4,104		Pfizer, Inc.	91,437
500	@	Schering-Plough Corp.	10,850
754		Wyeth	32,889
			373,175
		Pipelines: 0.2%
200	@	El Paso Corp.	3,260
200		Questar Corp.	11,050
200		Spectra Energy Corp.	4,622
437	@	Williams Cos., Inc.	15,741
			34,673
		Real Estate: 0.0%
200	@	CB Richard Ellis Group, Inc.	4,012
			4,012
		Retail: 1.5%
100		Abercrombie & Fitch Co.	7,753
50	@	Autozone, Inc.	5,754
329		Best Buy Co., Inc.	14,150
200	@	Big Lots, Inc.	3,370
416	@	Coach, Inc.	12,613
374		Costco Wholesale Corp.	23,158
716		CVS Caremark Corp.	28,912
162		Darden Restaurants, Inc.	4,994
250		Family Dollar Stores, Inc.	4,788
100	@	GameStop Corp.	4,236
242		Gap, Inc.	4,881
723	@	Home Depot, Inc.	19,196
200		Limited Brands, Inc.	3,050
756		Lowe’s Cos., Inc.	18,121
782		McDonald’s Corp.	42,314
124		Nordstrom, Inc.	4,592
100	@	Polo Ralph Lauren Corp.	6,219
200		RadioShack Corp.	3,490
421	@	Staples, Inc.	9,367
530	@	Starbucks Corp.	9,524
345	@	Target Corp.	18,150
445		TJX Cos., Inc.	14,240

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
400		Walgreen Co.	$14,604
1,261	@	Wal-Mart Stores, Inc.	62,533
200		Wendy’s International, Inc.	4,856
514	@	Yum! Brands, Inc.	17,707
			362,572
		Savings & Loans: 0.1%
900		Hudson City Bancorp., Inc.	14,283
200	@	Sovereign Bancorp., Inc.	2,206
646		Washington Mutual, Inc.	9,561
			26,050
		Semiconductors: 0.6%
100		Analog Devices, Inc.	2,692
916		Applied Materials, Inc.	17,560
200	@	Broadcom Corp.	3,782
3,452		Intel Corp.	68,867
100		KLA-Tencor Corp.	4,201
100	@	MEMC Electronic Materials, Inc.	7,628
220	@	National Semiconductor Corp.	3,623
100	@	Novellus Systems, Inc.	2,208
270	@	Nvidia Corp.	5,775
200	@	QLogic Corp.	3,170
800		Texas Instruments, Inc.	23,968
			143,474
		Software: 1.0%
240		Adobe Systems, Inc.	8,076
120	@	Autodesk, Inc.	3,731
223	@	BMC Software, Inc.	7,198
596	@	CA, Inc.	13,636
200	@	Citrix Systems, Inc.	6,586
200	@	Electronic Arts, Inc.	9,458
67	@	Fiserv, Inc.	3,526
200		IMS Health, Inc.	4,502
100	@	Intuit, Inc.	2,656
1	@	Metavante Technologies, inc.	22
4,690	@	Microsoft Corp.	127,662
600	@	Novell, Inc.	4,470
2,167	@	Oracle Corp.	40,740
			232,263
		Telecommunications: 1.6%
100	@	American Tower Corp.	3,844
3,261		AT&T, Inc.	113,581
271		CenturyTel, Inc.	9,807
3,527	@	Cisco Systems, Inc.	85,953
600	@	Citizens Communications Co.	6,444
955		Corning, Inc.	22,185
84	@	Embarq Corp.	3,523
200	@	JDS Uniphase Corp.	2,630
450	@	Juniper Networks, Inc.	12,069
1,206	@	Motorola, Inc.	12,024
910		Qualcomm, Inc.	38,557
750		Qwest Communications International, Inc.	4,050
1,194	@	Sprint Nextel Corp.	8,489
600	@	Tellabs, Inc.	3,948
1,362	@	Verizon Communications, Inc.	49,468
			376,572
		Transportation: 0.5%
200	@	Burlington Northern Santa Fe Corp.	17,556
100	@	CH Robinson Worldwide, Inc.	5,077
288		CSX Corp.	13,974
100		Expeditors International Washington, Inc.	3,932
117	@	FedEx Corp.	10,311
210		Norfolk Southern Corp.	11,107
80	@	Union Pacific Corp.	9,981
500		United Parcel Service, Inc. - Class B	35,120
			107,058
		Total Common Stock
		(Cost $ 7,132,697)	6,566,496
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Hotels: 0.1%
700	@	Host Hotels & Resorts, Inc.	11,333
			11,333
		Regional Malls: 0.1%
100		General Growth Properties, Inc.	3,531
100		Simon Property Group, Inc.	8,380
			11,911
		Warehouse/Industrial: 0.0%
200		Prologis	10,776
			10,776
		Total Real Estate Investment Trusts
		(Cost $ 37,714)	34,020

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 50.3%
		Federal National Mortgage Corporation: 50.3%
$12,250,000	^^, Z	1.900%, due 09/15/09		$11,896,220
		Total U.S. Government Agency Obligations
		(Cost $ 11,597,687)		11,896,220
U.S. TREASURY OBLIGATIONS: 21.6%
		U.S. Treasury STRIP: 21.6%
5,244,000	^	Discount Note, due 11/15/09		5,102,118
		Total U.S. Treasury Obligations
		(Cost $ 5,011,249)		5,102,118
		Total Long-Term Investments
		(Cost $ 23,779,347)		23,598,854

Shares				Value
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		$5,000
		Total Short-Term Investments
		(Cost $ 5,000)		5,000
		Total Investments in Securities
		(Cost $ 23,784,347)*	99.9%	$23,603,854
		Other Assets and Liabilities - Net	0.1	32,676
		Net Assets	100.0%	$23,636,530
	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $24,322,137.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$493,213
		Gross Unrealized Depreciation		(1,211,496)
		Net Unrealized Depreciation		$(718,283)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 24.3%
		Advertising: 0.1%
180	@	Omnicom Group	$8,041
			8,041
		Aerospace/Defense: 0.7%
239		Boeing Co.	19,787
102	@	General Dynamics Corp.	8,349
60		Goodrich Corp.	3,554
91		L-3 Communications Holdings, Inc.	9,672
109		Lockheed Martin Corp.	11,249
135		Northrop Grumman Corp.	10,612
30		Raytheon Co.	1,945
310		United Technologies Corp.	21,858
			87,026
		Agriculture: 0.4%
491	@	Altria Group, Inc.	35,912
78		Archer-Daniels-Midland Co.	3,518
92	@	Reynolds American, Inc.	5,862
80	@	UST, Inc.	4,343
			49,635
		Airlines: 0.1%
490		Southwest Airlines Co.	6,007
			6,007
		Apparel: 0.1%
156	@	Nike, Inc.	9,391
			9,391
		Auto Manufacturers: 0.1%
504	@	Ford Motor Co.	3,291
120		General Motors Corp.	2,794
37		Paccar, Inc.	1,605
			7,690
		Auto Parts & Equipment: 0.1%
174	@	Johnson Controls, Inc.	5,718
			5,718
		Banks: 1.2%
1,011		Bank of America Corp.	40,177
340		Bank of New York Mellon Corp.	14,916
134		Capital One Financial Corp.	6,168
70		Comerica, Inc.	2,537
90		Commerce Bancorp., Inc.	3,400
190		Fifth Third Bancorp.	4,351
100		First Horizon National Corp.	1,624
200	@	Huntington Bancshares, Inc.	2,444
288		Marshall & Ilsley Corp.	6,682
60	@	Northern Trust Corp.	4,058
498	@	Regions Financial Corp.	10,558
91		State Street Corp.	7,148
100		US Bancorp.	3,202
608		Wachovia Corp.	18,617
614		Wells Fargo & Co.	17,947
100		Zions Bancorp.	4,775
			148,604
		Beverages: 0.6%
233		Anheuser-Busch Cos., Inc.	10,972
402		Coca-Cola Co.	23,501
100	@	Constellation Brands, Inc.	1,921
135	@	Pepsi Bottling Group, Inc.	4,591
404	@	PepsiCo, Inc.	28,102
			69,087
		Biotechnology: 0.2%
310	@	Amgen, Inc.	14,111
70	@	Biogen Idec, Inc.	4,085
70	@	Celgene Corp.	3,946
35	@	Genzyme Corp.	2,482
			24,624
		Building Materials: 0.1%
389		Masco Corp.	7,270
			7,270
		Chemicals: 0.6%
40		Air Products & Chemicals, Inc.	3,653
207		Dow Chemical Co.	7,802
150		Ecolab, Inc.	7,019
360		EI Du Pont de Nemours & Co.	16,711
122	@	Monsanto Co.	14,113
74		PPG Industries, Inc.	4,587
40	@	Praxair, Inc.	3,211

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
23		Sherwin-Williams Co.	$1,191
170		Sigma-Aldrich Corp.	9,353
			67,640
		Coal: 0.0%
30		Consol Energy, Inc.	2,279
50		Peabody Energy Corp.	2,831
			5,110
		Commercial Services: 0.1%
60	@	Apollo Group, Inc. - Class A	3,683
29		McKesson Corp.	1,704
14		Moody’s Corp.	532
28		Paychex, Inc.	881
100		Robert Half International, Inc.	2,695
100		RR Donnelley & Sons Co.	3,183
211		Western Union Co.	4,389
			17,067
		Computers: 1.2%
50	@	Affiliated Computer Services, Inc.	2,538
230	@	Apple, Inc.	28,755
40	@	Cognizant Technology Solutions Corp.	1,208
79	@	Computer Sciences Corp.	3,433
675	@	Dell, Inc.	13,399
100		Electronic Data Systems Corp.	1,732
585	@	EMC Corp.	9,091
696	@	Hewlett-Packard Co.	33,248
367		International Business Machines Corp.	41,787
66	@	Lexmark International, Inc.	2,180
100	@	Network Appliance, Inc.	2,162
30	@	Sandisk Corp.	707
192	@	Sun Microsystems, Inc.	3,149
			143,389
		Cosmetics/Personal Care: 0.6%
80		Avon Products, Inc.	3,045
110		Colgate-Palmolive Co.	8,370
835		Procter & Gamble Co.	55,260
			66,675
		Distribution/Wholesale: 0.1%
180	@	Genuine Parts Co.	7,425
			7,425
		Diversified Financial Services: 1.4%
300		American Express Co.	12,690
44		Ameriprise Financial, Inc.	2,228
57		Bear Stearns Cos., Inc.	4,552
154		Charles Schwab Corp.	3,020
122		CIT Group, Inc.	2,711
1,158		Citigroup, Inc.	27,456
10	@	CME Group, Inc.	5,133
110		Countrywide Financial Corp.	694
137		Discover Financial Services	2,067
276		Fannie Mae	7,631
29	@	Franklin Resources, Inc.	2,737
150		Freddie Mac	3,777
117	@	Goldman Sachs Group, Inc.	19,847
30	@	IntercontinentalExchange, Inc.	3,909
810		JPMorgan Chase & Co.	32,927
154		Lehman Brothers Holdings, Inc.	7,852
185		Merrill Lynch & Co., Inc.	9,169
314		Morgan Stanley	13,226
60	@	Nyse Euronext	3,940
100	@	SLM Corp.	1,961
			167,527
		Electric: 0.7%
50		American Electric Power Co., Inc.	2,046
69		Constellation Energy Group, Inc.	6,096
260		Dominion Resources, Inc.	10,384
60		DTE Energy Co.	2,389
790		Duke Energy Corp.	13,857
100		Edison International	4,940
20		Entergy Corp.	2,055
120		Exelon Corp.	8,982
167		FirstEnergy Corp.	11,288
200		FPL Group, Inc.	12,058
190	@	PPL Corp.	8,622
68	@	Public Service Enterprise Group, Inc.	2,999
60		Southern Co.	2,072
			87,788
		Electrical Components & Equipment: 0.0%
46		Emerson Electric Co.	2,344
100	@	Molex, Inc.	2,253
			4,597
		Electronics: 0.2%
178	@	Agilent Technologies, Inc.	5,449

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Electronics (continued)
100		Applera Corp. - Applied Biosystems Group	$3,371
100		Jabil Circuit, Inc.	1,292
113	@	Thermo Electron Corp.	6,320
155	@, @@	Tyco Electronics Ltd.	5,100
			21,532
		Engineering & Construction: 0.1%
30		Fluor Corp.	4,178
20	@	Jacobs Engineering Group, Inc.	1,606
			5,784
		Entertainment: 0.0%
70	@	International Game Technology	3,161
			3,161
		Environmental Control: 0.0%
100	@	Allied Waste Industries, Inc.	1,034
130	@	Waste Management, Inc.	4,268
			5,302
		Food: 0.4%
184	@	General Mills, Inc.	10,302
29	@	HJ Heinz Co.	1,279
330	@	Kellogg Co.	16,738
274	@	Kraft Foods, Inc.	8,541
182	@	Kroger Co.	4,414
100		Supervalu, Inc.	2,625
30	@	WM Wrigley Jr. Co.	1,796
			45,695
		Forest Products & Paper: 0.1%
110		International Paper Co.	3,487
100		MeadWestvaco Corp.	2,566
			6,053
		Gas: 0.1%
160	@	Sempra Energy	8,501
			8,501
		Hand/Machine Tools: 0.1%
77		Black & Decker Corp.	5,295
67		Snap-On, Inc.	3,345
91	@	Stanley Works	4,417
			13,057
		Healthcare - Products: 0.7%
174		Baxter International, Inc.	10,269
370	@	Boston Scientific Corp.	4,658
65	@@	Covidien Ltd.	2,781
20		CR Bard, Inc.	1,896
731		Johnson & Johnson	45,293
260	@	Medtronic, Inc.	12,834
60	@	Patterson Cos., Inc.	2,112
90	@	St. Jude Medical, Inc.	3,868
20		Stryker Corp.	1,302
50	@	Varian Medical Systems, Inc.	2,623
			87,636
		Healthcare - Services: 0.4%
152		Aetna, Inc.	7,539
100	@	Coventry Health Care, Inc.	5,187
66	@	Humana, Inc.	4,510
42	@	Laboratory Corp. of America Holdings	3,247
336	@	UnitedHealth Group, Inc.	15,617
164	@	WellPoint, Inc.	11,493
			47,593
		Home Builders: 0.1%
110		D.R. Horton, Inc.	1,543
120		KB Home	2,872
100	@	Pulte Homes, Inc.	1,354
			5,769
		Household Products/Wares: 0.1%
50		Clorox Co.	2,910
177	@	Kimberly-Clark Corp.	11,537
			14,447
		Housewares: 0.0%
190		Newell Rubbermaid, Inc.	4,313
			4,313
		Insurance: 1.3%
110	@, @@	ACE Ltd.	6,186
129		Aflac, Inc.	8,051
204		Allstate Corp.	9,737
694		American International Group, Inc.	32,521
70		AON Corp.	2,913
40		Assurant, Inc.	2,502
192		Chubb Corp.	9,773
50		Cigna Corp.	2,229
100		Genworth Financial, Inc.	2,318
86		Hartford Financial Services Group, Inc.	6,011
140	@	Lincoln National Corp.	7,155
150		Loews Corp.	6,276

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
120		Marsh & McLennan Cos., Inc.	$3,056
63	@	MBIA, Inc.	817
238		Metlife, Inc.	13,866
50		Principal Financial Group, Inc.	2,762
94		Progressive Corp.	1,723
164		Prudential Financial, Inc.	11,967
72	@	Safeco Corp.	3,331
97	@	Torchmark Corp.	5,845
207	@	Travelers Cos., Inc.	9,607
100		UnumProvident Corp.	2,291
80	@, @@	XL Capital Ltd.	2,885
			153,822
		Internet: 0.5%
90	@	Amazon.com, Inc.	5,802
258	@	eBay, Inc.	6,801
90	@	Expedia, Inc.	2,064
60	@	Google, Inc. - Class A	28,271
10	@	IAC/InterActiveCorp.	199
344	@	Symantec Corp.	5,793
320	@	Yahoo!, Inc.	8,890
			57,820
		Investment Companies: 0.0%
70		American Capital Strategies Ltd.	2,540
			2,540
		Iron/Steel: 0.1%
48	@	Nucor Corp.	3,099
39		United States Steel Corp.	4,230
			7,329
		Leisure Time: 0.0%
119		Carnival Corp.	4,683
			4,683
		Lodging: 0.1%
144		Starwood Hotels & Resorts Worldwide, Inc.	6,816
			6,816
		Machinery - Construction & Mining: 0.1%
160		Caterpillar, Inc.	11,573
40	@	Terex Corp.	2,698
			14,271
		Machinery - Diversified: 0.1%
88		Cummins, Inc.	4,433
60		Deere & Co.	5,113
40		Rockwell Automation, Inc.	2,188
			11,734
		Media: 0.7%
100		CBS Corp. - Class B	2,282
100		Clear Channel Communications, Inc.	3,200
475	@	Comcast Corp. – Class A	9,282
160	@	DIRECTV Group, Inc.	4,008
140		McGraw-Hill Cos., Inc.	5,730
60		Meredith Corp.	2,601
538	@	News Corp. - Class A	9,905
690		Time Warner, Inc.	10,771
190	@	Viacom - Class B	7,553
576		Walt Disney Co.	18,668
10	@	Washington Post	7,240
			81,240
		Mining: 0.1%
90		Alcoa, Inc.	3,343
103		Freeport-McMoRan Copper & Gold, Inc.	10,389
70	@	Newmont Mining Corp.	3,582
			17,314
		Miscellaneous Manufacturing: 1.3%
177		3M Co.	13,877
67		Danaher Corp.	4,968
170		Dover Corp.	7,057
76		Eaton Corp.	6,128
2,529		General Electric Co.	83,811
212		Honeywell International, Inc.	12,198
200	@	Illinois Tool Works, Inc.	9,814
100	@@	Ingersoll-Rand Co.	4,186
10	@	ITT Corp.	562
100	@	Leggett & Platt, Inc.	1,670
82		Parker Hannifin Corp.	5,300
50	@	Textron, Inc.	2,709
205	@, @@	Tyco International Ltd.	8,212
			160,492
		Office/Business Equipment: 0.0%
200	@	Xerox Corp.	2,940
			2,940
		Oil & Gas: 2.7%
176		Anadarko Petroleum Corp.	11,218
70		Apache Corp.	8,030

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
50		Chesapeake Energy Corp.	$2,261
612		Chevron Corp.	53,036
446		ConocoPhillips	36,889
181	@	Devon Energy Corp.	18,592
90	@	ENSCO International, Inc.	5,386
40	@	EOG Resources, Inc.	4,760
1,495		ExxonMobil Corp.	130,080
40	@	Hess Corp.	3,727
194		Marathon Oil Corp.	10,313
10		Murphy Oil Corp.	804
40		Noble Corp.	1,966
70		Noble Energy, Inc.	5,418
250	@	Occidental Petroleum Corp.	19,343
60		Tesoro Petroleum Corp.	2,228
154		Valero Energy Corp.	8,897
62	@	XTO Energy, Inc.	3,826
			326,774
		Oil & Gas Services: 0.5%
50		Baker Hughes, Inc.	3,365
70	@	Cameron International Corp.	2,974
184		Halliburton Co.	7,047
100	@	National Oilwell Varco, Inc.	6,230
250		Schlumberger Ltd.	21,613
81	@	Transocean, Inc.	11,381
40	@	Weatherford International Ltd.	2,757
			55,367
		Packaging & Containers: 0.0%
71		Ball Corp.	3,131
			3,131
		Pharmaceuticals: 1.4%
260		Abbott Laboratories	13,923
80		Allergan, Inc.	4,738
102		AmerisourceBergen Corp.	4,255
550		Bristol-Myers Squibb Co.	12,436
44	@	Cardinal Health, Inc.	2,602
320		Eli Lilly & Co.	16,006
70	@	Express Scripts, Inc.	4,137
85	@	Forest Laboratories, Inc.	3,380
236	@	Gilead Sciences, Inc.	11,168
103	@	King Pharmaceuticals, Inc.	1,092
140	@	Medco Health Solutions, Inc.	6,203
595	@	Merck & Co., Inc.	26,359
1,837		Pfizer, Inc.	40,928
220	@	Schering-Plough Corp.	4,774
321		Wyeth	14,002
			166,003
		Pipelines: 0.1%
100	@	El Paso Corp.	1,630
80		Questar Corp.	4,420
100		Spectra Energy Corp.	2,311
234	@	Williams Cos., Inc.	8,429
			16,790
		Retail: 1.3%
30		Abercrombie & Fitch Co.	2,326
20	@	Autozone, Inc.	2,302
139		Best Buy Co., Inc.	5,978
100	@	Big Lots, Inc.	1,685
150	@	Coach, Inc.	4,548
174		Costco Wholesale Corp.	10,774
364		CVS Caremark Corp.	14,698
48		Darden Restaurants, Inc.	1,480
32		Family Dollar Stores, Inc.	613
60	@	GameStop Corp.	2,542
180		Gap, Inc.	3,631
342	@	Home Depot, Inc.	9,080
100		Limited Brands, Inc.	1,525
354		Lowe’s Cos., Inc.	8,485
329		McDonald’s Corp.	17,802
40	@	Polo Ralph Lauren Corp.	2,488
140		RadioShack Corp.	2,443
20	@	Sears Holding Corp.	1,912
129	@	Staples, Inc.	2,870
204	@	Starbucks Corp.	3,666
127	@	Target Corp.	6,681
148		TJX Cos., Inc.	4,736
110		Walgreen Co.	4,016
551	@	Wal-Mart Stores, Inc.	27,324
100		Wendy’s International, Inc.	2,428
154	@	Yum! Brands, Inc.	5,305
			151,338
		Savings & Loans: 0.1%
470		Hudson City Bancorp., Inc.	7,459

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Savings & Loans (continued)
200	@	Sovereign Bancorp., Inc.	$2,206
357		Washington Mutual, Inc.	5,284
			14,949
		Semiconductors: 0.5%
430		Applied Materials, Inc.	8,243
70	@	Broadcom Corp.	1,324
1,502		Intel Corp.	29,965
80		KLA-Tencor Corp.	3,361
50	@	MEMC Electronic Materials, Inc.	3,814
53	@	National Semiconductor Corp.	873
100	@	Novellus Systems, Inc.	2,208
85	@	Nvidia Corp.	1,818
100	@	QLogic Corp.	1,585
310		Texas Instruments, Inc.	9,288
			62,479
		Software: 0.9%
80		Adobe Systems, Inc.	2,692
52	@	Autodesk, Inc.	1,617
95	@	BMC Software, Inc.	3,067
354	@	CA, Inc.	8,100
70	@	Citrix Systems, Inc.	2,305
50	@	Electronic Arts, Inc.	2,365
6	@	Fiserv, Inc.	316
100		IMS Health, Inc.	2,251
100	@	Intuit, Inc.	2,656
2,121	@	Microsoft Corp.	57,734
200	@	Novell, Inc.	1,490
1,022	@	Oracle Corp.	19,214
			103,807
		Telecommunications: 1.4%
60	@	American Tower Corp.	2,306
1,465		AT&T, Inc.	51,026
137		CenturyTel, Inc.	4,958
1,584	@	Cisco Systems, Inc.	38,602
200	@	Citizens Communications Co.	2,148
388		Corning, Inc.	9,013
32	@	Embarq Corp.	1,342
100	@	JDS Uniphase Corp.	1,315
110	@	Juniper Networks, Inc.	2,950
493	@	Motorola, Inc.	4,915
422		Qualcomm, Inc.	17,880
520		Qwest Communications International, Inc.	2,808
401	@	Sprint Nextel Corp.	2,851
200	@	Tellabs, Inc.	1,316
585	@	Verizon Communications, Inc.	21,247
			164,677
		Transportation: 0.4%
60	@	Burlington Northern Santa Fe Corp.	5,267
60	@	CH Robinson Worldwide, Inc.	3,046
108		CSX Corp.	5,240
50		Expeditors International Washington, Inc.	1,966
58	@	FedEx Corp.	5,112
75		Norfolk Southern Corp.	3,967
53	@	Union Pacific Corp.	6,612
210		United Parcel Service, Inc. - Class B	14,750
			45,960
		Total Common Stock
		(Cost $ 3,069,681)	2,891,430
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Hotels: 0.1%
380	@	Host Hotels & Resorts, Inc.	6,152
			6,152
		Regional Malls: 0.0%
60		General Growth Properties, Inc.	2,119
30		Simon Property Group, Inc.	2,514
			4,633
		Warehouse/Industrial: 0.0%
100		Prologis	5,388
			5,388
		Total Real Estate Investment Trusts
		(Cost $ 18,228)	16,173

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 43.4%
		Federal National Mortgage Corporation: 43.4%
$2,651,000	^, Z	1.910%, due 01/15/10	$2,557,862
2,697,000	^, Z	1.930%, due 11/15/09	2,610,329
		Total U.S. Government Agency Obligations
		(Cost $ 4,990,954)	5,168,191

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 31.4%
		U.S. Treasury STRIP: 31.4%
$3,870,000	^^	Discount Note, due 02/15/10		$3,746,508
		Total U.S. Treasury Obligations
		(Cost $ 3,653,508)		3,746,508
		Total Long-Term Investments
		(Cost $ 11,732,371)		11,822,302

Shares				Value
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		$5,000
		Total Mutual Fund
		(Cost $ 5,000)		5,000

Principal Amount				Value
		Repurchase Agreement: 1.1%
$128,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $128,033 to be received upon repurchase (Collateralized by $130,000 Federal Home Loan Mortgage Corporation, 5.700%, Market Value plus accrued interest $137,792, due 10/02/17)		$128,000
		Total Repurchase Agreement
		(Cost $ 128,000)		128,000
		Total Short-Term Investments
		(Cost $ 133,000)		133,000
		Total Investments in Securities
		(Cost $ 11,865,371)*	100.3%	$11,955,302
		Other Assets and Liabilities - Net	(0.3)	(38,644)
		Net Assets	100.0%	$11,916,658

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	**	Investment in affiliate
	^	Interest Only (IO) Security
	^^	Principal Only (PO) Security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $12,130,678.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$76,516
		Gross Unrealized Depreciation		(251,892)
		Net Unrealized Depreciation		$(175,376)

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 29, 2008 (Unaudited)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 98.0%
		Apartments: 15.6%
72,100		AvalonBay Communities, Inc.		$6,664,203
129,400	@	BRE Properties, Inc.		5,571,964
207,800	@	Equity Residential		7,933,804
57,710		Essex Property Trust, Inc.		6,061,858
84,200		Home Properties, Inc.		3,874,884
83,300	@	Post Properties, Inc.		3,503,598
212,200		UDR, Inc.		4,742,670
				38,352,981
		Diversified: 7.8%
110,500		Digital Realty Trust, Inc.		3,966,950
58,019	@	DuPont Fabros Technology, Inc.		974,719
125,500	@	Liberty Property Trust		3,728,605
127,100		Vornado Realty Trust		10,620,476
				19,290,750
		Health Care: 11.4%
216,800		HCP, Inc.		6,326,224
60,200	@	Health Care Real Estate Investment Trust, Inc.		2,477,832
181,400		Nationwide Health Properties, Inc.		5,501,862
149,500		Omega Healthcare Investors, Inc.		2,535,520
267,025	@	Ventas, Inc.		11,166,986
				28,008,424
		Hotels: 4.8%
101,800		FelCor Lodging Trust, Inc.		1,284,716
513,738	@	Host Hotels & Resorts, Inc.		8,317,418
20,940	@	LaSalle Hotel Properties		605,166
112,300	@	Strategic Hotel Capital, Inc.		1,599,152
				11,806,452
		Office Property: 14.5%
113,700	@	BioMed Realty Trust, Inc.		2,492,304
155,000		Boston Properties, Inc.		13,356,350
85,350	@	Corporate Office Properties Trust SBI MD		2,615,124
199,800	@	Douglas Emmett, Inc.		4,233,762
132,400		Highwoods Properties, Inc.		3,903,152
50,400	@	Kilroy Realty Corp.		2,390,472
72,900		SL Green Realty Corp.		6,670,350
				35,661,514
		Regional Malls: 17.1%
56,200		CBL & Associates Properties, Inc.		1,312,270
171,300		General Growth Properties, Inc.		6,048,603
91,900		Macerich Co.		5,881,600
273,900		Simon Property Group, Inc.		22,952,820
124,900	@	Taubman Centers, Inc.		6,088,875
				42,284,168
		Shopping Centers: 13.9%
85,650		Acadia Realty Trust		1,962,242
140,900		Equity One, Inc.		3,015,260
126,200		Federal Realty Investment Trust		9,046,016
182,323	@	Kimco Realty Corp.		6,157,048
148,000		Regency Centers Corp.		8,783,800
149,600		Tanger Factory Outlet Centers, Inc.		5,310,800
				34,275,166
		Storage: 5.5%
115,700	@	Extra Space Storage, Inc.		1,743,599
145,002	@	Public Storage, Inc.		11,797,363
				13,540,962
		Warehouse/Industrial: 7.4%
123,925	@	AMB Property Corp.		6,218,557
222,800		Prologis		12,004,463
				18,223,020
		Total Real Estate Investment Trusts
		(Cost $ 201,555,123)		241,443,437

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.6%
		U.S. Government Agency Obligations: 1.6%
$3,760,000	Z	Federal Home Loan Bank, 1.750%, due 03/03/08		$3,759,451
		Total Short-Term Investments
		(Cost $ 3,759,451)		3,759,451
		Total Investments in Securities
		(Cost $ 205,314,574)*	99.6%	$245,202,888
		Other Assets and Liabilities - Net	0.4	1,105,745
		Net Assets	100.0%	$246,308,633

PORTFOLIO OF INVESTMENTS
ING Real Estate Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount			Value
	@	Non-income producing security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $211,383,529.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$39,974,011
		Gross Unrealized Depreciation	(6,154,652)
		Net Unrealized Appreciation	$33,819,359

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.3%
		Advertising: 0.5%
19,996	@	inVentiv Health, Inc.	$635,873
			635,873
		Aerospace/Defense: 2.6%
22,500	@	DRS Technologies, Inc.	1,262,025
25,100	@	Moog, Inc.	1,030,104
18,600	@	Teledyne Technologies, Inc.	825,840
			3,117,969
		Apparel: 1.3%
3,200	@	Deckers Outdoor Corp.	354,048
32,400	@, @@, L	Gildan Activewear, Inc.	1,221,804
			1,575,852
		Banks: 0.7%
70,600	L	Bank Mutual Corp.	758,950
1,868	@	Signature Bank	49,502
			808,452
		Biotechnology: 2.6%
13,100	@, L	Alexion Pharmaceuticals, Inc.	793,991
112,192	@, L	Human Genome Sciences, Inc.	663,055
23,300	@, L	Integra LifeSciences Holdings Corp.	965,552
20,800	@	Millennium Pharmaceuticals, Inc.	290,992
11,400	@, L	Myriad Genetics, Inc.	422,028
			3,135,618
		Chemicals: 2.5%
23,200		Albemarle Corp.	880,208
17,300		Minerals Technologies, Inc.	1,042,844
25,800		UAP Holding Corp.	993,300
			2,916,352
		Commercial Services: 7.1%
9,800	L	Advisory Board Co.	544,586
13,298	@, L	Capella Education Co.	700,938
41,500	@	Corrections Corp. of America	1,114,690
9,800	L	DeVry, Inc.	430,612
85,457		Diamond Management & Technology Consultants, Inc.	506,760
30,400	@	FTI Consulting, Inc.	1,930,400
47,800	@	Geo Group, Inc.	1,275,782
22,600	@	Sotheby’s	762,072
36,200	@, L	Vistaprint Ltd.	1,137,404
			8,403,244
		Computers: 5.3%
44,700	@, L	Ansoft Corp.	1,087,104
140,300	@	Brocade Communications Systems, Inc.	1,078,907
20,400	@, L	CACI International, Inc.	890,664
63,400	@, L	Mentor Graphics Corp.	576,940
30,130	@	Micros Systems, Inc.	965,365
73,200	@, @@, L	Ness Technologies, Inc.	682,224
16,000	@, L	Syntel, Inc.	435,680
31,283	@, @@	Xyratex Ltd.	561,843
			6,278,727
		Cosmetics/Personal Care: 0.2%
29,600	@	Physicians Formula Holdings, Inc.	233,248
			233,248
		Distribution/Wholesale: 1.2%
30,200	@, L	Brightpoint, Inc.	312,268
49,787	@	LKQ Corp.	1,057,476
			1,369,744
		Diversified Financial Services: 3.7%
24,545	@, L	Cowen Group, Inc.	184,088
9,800	@	GFI Group, Inc.	750,190
8,600	@, L	Greenhill & Co., Inc.	559,086
9,800	@	Investment Technology Group, Inc.	456,484
44,600	@	OptionsXpress Holdings, Inc.	1,032,936
15,711	@, L	Piper Jaffray Cos.	608,487
26,507	@	Waddell & Reed Financial, Inc.	830,729
			4,422,000
		Electrical Components & Equipment: 0.9%
48,300	@, L	Greatbatch, Inc.	1,032,171
			1,032,171
		Electronics: 2.8%
25,600	@, L	Cymer, Inc.	725,248
33,500	@	Keithley Instruments, Inc.	303,175
36,300	@, L	MEMSIC, Inc.	268,257
25,200	@	Thomas & Betts Corp.	1,011,780
19,400	@	Varian, Inc.	1,050,510
			3,358,970

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Energy - Alternate Sources: 0.1%
10,000	@	Comverge, Inc.	$140,600
			140,600
		Engineering & Construction: 0.5%
22,300	@	EMCOR Group, Inc.	537,207
			537,207
		Environmental Control: 1.4%
17,900	L	Energy Solutions, Inc.	390,220
43,500	@	Waste Connections, Inc.	1,320,660
			1,710,880
		Gas: 1.4%
39,700	@, L	Piedmont Natural Gas Co.	976,620
24,600	@	Southwest Gas Corp.	629,514
			1,606,134
		Hand/Machine Tools: 0.5%
17,400	L	Franklin Electric Co., Inc.	573,852
			573,852
		Healthcare - Products: 4.2%
36,100	@, L	Accuray, Inc.	374,357
15,700	L	Cooper Cos., Inc.	536,783
22,200	@, L	Hologic, Inc.	1,338,882
9,100	L	Meridian Bioscience, Inc.	311,857
60,320	@, L	Micrus Endovascular Corp.	853,528
23,000	@, L	Natus Medical, Inc.	436,770
76,071	@, L	Spectranetics Corp.	684,639
36,000	@	Volcano Corp.	441,360
			4,978,176
		Healthcare - Services: 3.0%
16,300	@, L	Amedisys, Inc.	697,314
13,600	@	Magellan Health Services, Inc.	589,288
38,600	@, L	Psychiatric Solutions, Inc.	1,091,994
21,500		Universal Health Services, Inc.	1,148,530
			3,527,126
		Housewares: 1.1%
26,400	@	Toro Co.	1,271,952
			1,271,952
		Insurance: 1.1%
22,800	@@	Aspen Insurance Holdings Ltd.	659,832
19,200	@@	Platinum Underwriters Holdings Ltd.	662,400
			1,322,232
		Internet: 1.9%
8,400	@, L	Priceline.com, Inc.	957,768
49,550	@, L	Trizetto Group	967,216
19,800	@	Valueclick, Inc.	382,338
			2,307,322
		Leisure Time: 1.5%
27,172	@, L	Life Time Fitness, Inc.	789,618
24,600	@, L	WMS Industries, Inc.	934,062
			1,723,680
		Lodging: 0.3%
51,600	@	Red Lion Hotels Corp.	413,316
			413,316
		Machinery - Diversified: 2.9%
11,000	@, L	Middleby Corp.	748,000
21,300	@	Nordson Corp.	1,094,607
8,200	@	Roper Industries, Inc.	462,480
34,200		Wabtec Corp.	1,183,662
			3,488,749
		Metal Fabricate/Hardware: 0.2%
7,000	@, L	Ladish Co., Inc.	249,900
			249,900
		Mining: 0.9%
115,200	@, L	Coeur d’Alene Mines Corp.	555,264
9,500	@, L	RTI International Metals, Inc.	521,265
			1,076,529
		Miscellaneous Manufacturing: 1.4%
31,200	L	Barnes Group, Inc.	709,488
32,800	@, L	EnPro Industries, Inc.	968,584
			1,678,072
		Oil & Gas: 5.4%
24,700	@	Carrizo Oil & Gas, Inc.	1,426,425
67,500	@, L	EXCO Resources, Inc.	1,171,125
91,500	@, L	McMoRan Exploration Co.	1,537,199
58,400	@, L	Parallel Petroleum Corp.	1,079,232
73,800	@, L	Petroquest Energy, Inc.	1,163,088
			6,377,069
		Oil & Gas Services: 1.4%
18,300	@, L	Allis-Chalmers Energy, Inc.	230,946
7,200	@	Core Laboratories NV	875,520
13,100	@	Dril-Quip, Inc.	612,818
			1,719,284

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Packaging & Containers: 1.2%
21,800	@	Greif, Inc.	$1,425,502
			1,425,502
		Pharmaceuticals: 4.2%
104,618	@, L	Akorn, Inc.	665,370
32,400	@, L	BioMarin Pharmaceuticals, Inc.	1,232,496
41,409	@, L	MannKind Corp.	292,762
12,800	@	Omnicare, Inc.	268,544
4,400	@	Pharmion Corp.	314,996
18,487	@, L	Salix Pharmaceuticals Ltd.	124,787
46,000	@, L	Sciele Pharma, Inc.	952,200
10,400	@, L	United Therapeutics Corp.	875,368
8,000	@, L	USANA Health Sciences, Inc.	249,440
			4,975,963
		Retail: 5.6%
13,500	L	Cash America International, Inc.	436,860
11,100	@, L	Chipotle Mexican Grill, Inc.	953,712
9,000	@	Gymboree Corp.	356,310
38,800	@, L	JOS A Bank Clothiers, Inc.	883,864
22,900	@	Longs Drug Stores Corp.	1,099,887
32,300	@, L	Morton’s Restaurant Group, Inc.	250,325
27,500	@, L	Pantry, Inc.	661,650
22,500	L	Phillips-Van Heusen	821,475
55,400	@, L	Sonic Corp.	1,181,682
			6,645,765
		Savings & Loans: 0.6%
62,700		NewAlliance Bancshares, Inc.	713,526
			713,526
		Semiconductors: 7.2%
141,300	@	Entegris, Inc.	996,165
25,100	@	Fairchild Semiconductor International, Inc.	279,865
45,100	@, L	Formfactor, Inc.	808,643
92,700	@	Integrated Device Technology, Inc.	777,753
71,200	L	Micrel, Inc.	523,320
31,100	@, L	MKS Instruments, Inc.	624,799
106,200	@, L	ON Semiconductor Corp.	637,200
39,500	@	QLogic Corp.	626,075
90,900	@, L	Semtech Corp.	1,158,066
81,000	@	Teradyne, Inc.	971,190
54,400	@, @@	Verigy Ltd.	1,093,440
			8,496,516
		Software: 6.5%
43,200	@	Ansys, Inc.	1,614,384
41,200		Blackbaud, Inc.	1,076,968
73,000	@	Double-Take Software, Inc.	758,470
70,600	@, L	EPIQ Systems, Inc.	960,160
25,812	@, L	MSCI, Inc. - Class A	767,391
19,100	@, L	SPSS, Inc.	726,373
50,100	@, L	THQ, Inc.	937,371
31,200	@, L	Ultimate Software Group, Inc.	850,512
			7,691,629
		Telecommunications: 4.9%
74,300	@, L	Alaska Communications Systems Group, Inc.	841,819
12,300	@, L	Anixter International, Inc.	804,297
88,400	@, L	Aruba Networks, Inc.	495,924
23,500	@, L	CommScope, Inc.	984,180
114,400	@	Ixia	859,144
36,400	@	SBA Communications Corp.	1,130,220
47,900	@, L	Time Warner Telecom, Inc.	763,526
			5,879,110
		Transportation: 1.5%
33,700	@	Genesee & Wyoming, Inc.	1,044,700
14,600	@	HUB Group, Inc.	437,854
23,000	@, L	Knight Transportation, Inc.	340,170
			1,822,724
		Total Common Stock
		(Cost $ 114,268,979)	109,641,035
REAL ESTATE INVESTMENT TRUSTS: 3.9%
		Apartments: 0.8%
21,100	L	Home Properties, Inc.	971,022
			971,022
		Diversified: 1.2%
39,301	L	Digital Realty Trust, Inc.	1,410,906
			1,410,906
		Health Care: 1.1%
42,700	L	Nationwide Health Properties, Inc.	1,295,091
			1,295,091
		Mortgage: 0.8%
46,000		Annaly Capital Management, Inc.	951,740
			951,740
		Total Real Estate Investment Trusts
		(Cost $ 4,414,599)	4,628,759

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 0.1%
		Exchange-Traded Funds: 0.1%
1,637	L	iShares Russell 2000 Growth Index Fund		$119,976
		Total Exchange-Traded Funds
		(Cost $ 133,945)		119,976
		Total Long-Term Investments
		(Cost $ 118,817,523)		114,389,770
SHORT-TERM INVESTMENTS: 27.6%
		Mutual Fund: 4.1%
4,800,000	**	ING Institutional Prime Money Market Fund		4,800,000
		Total Mutual Fund
		(Cost $ 4,800,000)		4,800,000

Principal Amount				Value
		Repurchase Agreement: 0.4%
$514,000		Morgan Stanley Repurchase Agreement dated 02/29/08, 3.050%, due 03/03/08, $514,131 to be received upon repurchase (Collateralized by $515,000 Federal Home Loan Mortgage Corporation, 5.875%, Market Value plus accrued interest $536,138, due 10/10/17)		$514,000
		Total Repurchase Agreement
		(Cost $ 514,000)		514,000
		Securities Lending Collateral(cc): 27.1%
32,240,687		Bank of New York Mellon Corp. Institutional Cash Reserves		32,240,687
		Total Securities Lending Collateral
		(Cost $ 32,240,687)		32,240,687
		Total Short-Term Investments
		(Cost $ 37,554,687)		37,754,687
		Total Investments in Securities
		(Cost $ 156,372,210)*	127.9%	$151,944,457
		Other Assets and Liabilities - Net	(27.9)	(33,110,863)
		Net Assets	100.0%	$118,833,594

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	**	Investment in affiliate
		Cost for federal income tax purposes is $156,788,574.
	*	Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$9,875,686
		Gross Unrealized Depreciation		(14,719,803)
		Net Unrealized Depreciation		$(4,844,117)

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.5%
		Aerospace/Defense: 0.2%
2,200	@	Esterline Technologies Corp.	$115,280
			115,280
		Agriculture: 0.2%
1,900	@	Universal Corp.	108,129
			108,129
		Airlines: 0.2%
3,000	@	JetBlue Airways Corp.	16,350
2,600	@	Republic Airways Holdings, Inc.	50,830
2,300	@	Skywest, Inc.	50,876
			118,056
		Apparel: 0.6%
9,800		Cherokee, Inc.	331,730
1,400	@	Perry Ellis International, Inc.	27,426
			359,156
		Auto Parts & Equipment: 0.2%
1,150		American Axle & Manufacturing Holdings, Inc.	22,632
2,200	@	Commercial Vehicle Group, Inc.	20,592
810	@	Lear Corp.	22,340
1,800		Superior Industries International	31,248
			96,812
		Banks: 3.5%
4,700	@, @@	Banco Latinoamericano de Exportaciones SA	63,168
65,186	@	Bancorp, Inc.	745,728
2,400	@	Banner Corp.	51,984
1,300		Capitol Bancorp., Ltd.	24,206
16,600		Cathay General Bancorp.	363,872
1,370		Central Pacific Financial Corp.	25,331
7,800		Citizens Banking Corp.	86,814
30,300		Corus Bankshares, Inc.	312,999
2,200		First Community Bancorp., Inc.	62,700
3,700		First State Bancorp.	43,956
1,600		Greene County Bancshares, Inc.	29,559
3,100	@	Irwin Financial Corp.	23,281
3,100	@	MainSource Financial Group, Inc.	40,641
3,200	@	Renasant Corp.	67,392
5,700	@	South Financial Group, Inc.	82,251
1,230	@	Sterling Financial Corp.	18,315
4,600		Susquehanna Bancshares, Inc.	91,494
2,700	@	Umpqua Holdings Corp.	38,259
900	@	WesBanco, Inc.	20,961
500		Wintrust Financial Corp.	16,875
			2,209,786
		Biotechnology: 0.1%
1,700	@	Applera Corp. - Celera Genomics Group	23,562
200	@	Bio-Rad Laboratories, Inc.	18,888
700	@	Martek Biosciences Corp.	20,062
			62,512
		Building Materials: 1.5%
82,200		Gibraltar Industries, Inc.	898,446
1,500	@	NCI Building Systems, Inc.	45,510
			943,956
		Chemicals: 0.8%
12,900		Balchem Corp.	258,516
710		CF Industries Holdings, Inc.	86,677
1,010		HB Fuller Co.	22,978
480		Minerals Technologies, Inc.	28,934
400	@	OM Group, Inc.	24,212
2,700		Sensient Technologies Corp.	72,738
1,500	@	Spartech Corp.	21,255
			515,310
		Commercial Services: 3.1%
24,395		ABM Industries, Inc.	484,485
2,500	@	Albany Molecular Research, Inc.	27,825
3,200	@	Healthspring, Inc.	56,160
16,400	@	Jackson Hewitt Tax Service, Inc.	343,252
2,400		Kelly Services, Inc.	46,104
7,300	@	Landauer, Inc.	348,940
2,250	@	LECG Corp.	21,375
22,600	@	McGrath Rentcorp	473,244
4,300	@	MPS Group, Inc.	49,020
966	@	PHH Corp.	19,552
1,420	@	Rent-A-Center, Inc.	24,353
1,800	@	SAIC, Inc.	34,308

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
5,200	@	Spherion Corp.	$33,696
			1,962,314
		Computers: 2.4%
3,500		Agilysys, Inc.	44,345
500	@	CACI International, Inc.	21,830
9,500	@	Ciber, Inc.	43,700
6,930	@	Computer Services, Inc.	223,146
3,900	@, @@	Ness Technologies, Inc.	36,348
1,590	@	Perot Systems Corp.	21,926
283,200	@	Quantum Corp.	708,000
15,000	@	Syntel, Inc.	408,450
			1,507,745
		Cosmetics/Personal Care: 0.6%
4,800	@	Chattem, Inc.	373,920
			373,920
		Distribution/Wholesale: 1.4%
4,200	@	Bell Microproducts, Inc.	14,070
12,131	@	Fossil, Inc.	390,376
11,100	@	Owens & Minor, Inc.	476,967
			881,413
		Diversified Financial Services: 0.8%
8,700		Financial Federal Corp.	187,485
12,280	@	National Financial Partners Corp.	291,896
1,700	@	SWS Group, Inc.	19,363
			498,744
		Electric: 1.0%
500		Allete, Inc.	18,020
6,840	@	Aquila, Inc.	22,298
1,200		Avista Corp.	21,888
1,300		Black Hills Corp.	46,488
700		CH Energy Group, Inc.	25,046
3,200		Cleco Corp.	73,312
1,100	@	El Paso Electric Co.	22,506
3,700		Empire District Electric Co.	75,887
650		Idacorp, Inc.	19,370
750	@	NorthWestern Corp.	19,343
4,600	@	PNM Resources, Inc.	54,464
3,800	@	Portland General Electric Co.	88,654
750	@	Unisource Energy Corp.	17,738
5,100	@	Westar Energy, Inc.	115,923
			620,937
		Electrical Components & Equipment: 4.1%
32,300		Belden CDT, Inc.	1,269,390
19,800	@	General Cable Corp.	1,222,056
2,800	@	Superior Essex, Inc.	79,464
			2,570,910
		Electronics: 1.9%
5,800	@	Benchmark Electronics, Inc.	97,440
700		Brady Corp.	21,406
103,500	@	Keithley Instruments, Inc.	936,675
10,600	@	Kemet Corp.	52,576
1,900		Methode Electronics, Inc.	20,235
3,400		Watts Water Technologies, Inc.	94,248
			1,222,580
		Engineering & Construction: 0.1%
3,330	@	EMCOR Group, Inc.	80,220
			80,220
		Entertainment: 0.0%
2,200	@	Bluegreen Corp.	18,612
			18,612
		Food: 3.9%
1,550	@	Chiquita Brands International, Inc.	31,729
106,700		Del Monte Foods Co.	958,166
2,100	@, @@	Fresh Del Monte Produce, Inc.	69,741
750	@	Hain Celestial Group, Inc.	20,250
1,100		Imperial Sugar Co.	21,120
800	@	Nash Finch Co.	28,056
600	@	Performance Food Group Co.	19,500
41,698	@	Smithfield Foods, Inc.	1,148,780
1,800	@	TreeHouse Foods, Inc.	39,906
5,800	@	Winn-Dixie Stores, Inc.	94,830
			2,432,078
		Forest Products & Paper: 11.0%
58,200	@@	AbitibiBowater, Inc.	602,370
40,500	@	Buckeye Technologies, Inc.	437,805
66,500	@, @@	Domtar Corp.	423,605
76,900	@	Glatfelter	1,012,773
5,400	@	Mercer International, Inc.	39,204
3,700		Rock-Tenn Co.	99,271
109,000	@@	Sappi Ltd. ADR	1,340,700

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper (continued)
1,300		Schweitzer-Mauduit International, Inc.	$29,861
83,200		Temple-Inland, Inc.	1,142,336
225,400		Wausau Paper Corp.	1,767,127
			6,895,052
		Gas: 0.3%
650	@	Laclede Group, Inc.	22,198
720		Nicor, Inc.	24,552
750	@	Piedmont Natural Gas Co.	18,450
830	@	Southwest Gas Corp.	21,240
3,400	@	WGL Holdings, Inc.	106,046
			192,486
		Hand/Machine Tools: 3.3%
2,100		Hardinge, Inc.	26,061
22,400		Kennametal, Inc.	680,288
20,490	@	Lincoln Electric Holdings, Inc.	1,375,699
			2,082,048
		Healthcare - Products: 0.5%
1,800	@	Cantel Medical Corp.	19,836
3,600	@	Conmed Corp.	97,056
600		Datascope Corp.	20,880
777	@	Invacare Corp.	19,394
500	@	Inverness Medical Innovations, Inc.	14,575
6,430		Young Innovations, Inc.	137,216
			308,957
		Healthcare - Services: 2.7%
1,600	@	AMERIGROUP Corp.	57,600
2,900	@	Amsurg Corp.	69,861
1,300	@	Apria Healthcare Group, Inc.	28,223
40,600	@	Community Health Systems, Inc.	1,261,442
1,100	@	Gentiva Health Services, Inc.	23,716
3,700	@	Kindred Healthcare, Inc.	78,033
480	@	Magellan Health Services, Inc.	20,798
1,200	@	Medcath Corp.	25,020
3,200	@	RehabCare Group, Inc.	64,000
4,000	@	Res-Care, Inc.	86,160
			1,714,853
		Holding Companies - Diversified: 0.1%
3,400		Compass Diversified Trust	46,240
			46,240
		Home Builders: 0.0%
3,300		Monaco Coach Corp.	32,274
			32,274
		Home Furnishings: 2.3%
47,600		Hooker Furniture Corp.	975,324
25,900		Tempur-Pedic International, Inc.	451,178
			1,426,502
		Household Products/Wares: 3.6%
4,900		American Greetings Corp.	92,218
2,100	@	Helen of Troy Ltd.	33,159
3,900	@	Prestige Brands Holdings, Inc.	30,069
67,500		WD-40 Co.	2,097,900
			2,253,346
		Insurance: 2.0%
2,440		American Equity Investment Life Holding Co.	23,302
2,700	@, @@	Argo Group International Holdings Ltd.	101,034
4,436	@@	Aspen Insurance Holdings Ltd.	128,378
600		Commerce Group, Inc.	21,744
900		EMC Insurance Group, Inc.	19,908
650	@	FBL Financial Group, Inc.	19,117
4,200	@@	IPC Holdings Ltd.	113,904
900		Landamerica Financial Group, Inc.	33,138
700	@@	Max Re Capital Ltd.	19,418
6,400		Phoenix Cos., Inc.	72,832
1,900	@@	Platinum Underwriters Holdings Ltd.	65,550
68,200	@	PMA Capital Corp.	559,240
690		Safety Insurance Group, Inc.	25,592
1,600	@	SeaBright Insurance Holdings, Inc.	23,840
			1,226,997
		Internet: 0.3%
2,700	@	Avocent Corp.	45,171
2,505	@	CMGI, Inc.	28,782
2,000	@	FTD Group, Inc.	27,580
3,700	@	Secure Computing Corp.	30,044
2,900	@	TIBCO Software, Inc.	20,445
2,400	@	Vignette Corp.	30,360
			182,382
		Investment Companies: 2.3%
7,700	@	Apollo Investment Corp.	119,350
40,500	@	Ares Capital Corp.	519,210
200		Capital Southwest Corp.	22,012

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Investment Companies (continued)
5,700		Hercules Technology Growth Capital, Inc.	$67,773
46,400	@	MCG Capital Corp.	556,800
3,700		MVC Capital, Inc.	55,759
2,900	@	Patriot Capital Funding, Inc.	30,334
4,300	@	Prospect Capital Corp.	64,715
			1,435,953
		Iron/Steel: 0.1%
1,000		Olympic Steel, Inc.	41,300
			41,300
		Machinery - Diversified: 5.1%
36,850		Albany International Corp.	1,265,061
2,200	@	Gerber Scientific, Inc.	19,140
25,150	@	Kadant, Inc.	631,265
300		Nacco Industries, Inc.	24,315
59,950	@	Sauer-Danfoss, Inc.	1,274,537
			3,214,318
		Media: 0.3%
4,600		Belo Corp.	54,142
5,800	@	Cox Radio, Inc.	63,742
1,580		Lee Enterprises, Inc.	16,290
750	@	Scholastic Corp.	26,153
			160,327
		Metal Fabricate/Hardware: 1.2%
5,100		Mueller Water Products, Inc.	41,106
370	@	Quanex Corp.	19,037
19,900	@	RBC Bearings, Inc.	668,640
1,230	@	Worthington Industries	21,636
			750,419
		Mining: 1.4%
12,800	@	Century Aluminum Co.	846,464
3,810	@	USEC, Inc.	24,308
			870,772
		Miscellaneous Manufacturing: 4.8%
18,800		Acuity Brands, Inc.	834,908
480		Aptargroup, Inc.	17,990
14,500		Clarcor, Inc.	519,100
121,371	@	Griffon Corp.	1,074,134
10,760		Matthews International Corp. - Class A	482,694
5,300	@	Tredegar Corp.	83,793
			3,012,619
		Office/Business Equipment: 0.1%
9,000		IKON Office Solutions, Inc.	64,080
			64,080
		Oil & Gas: 8.2%
82,000	@	Approach Resources, Inc.	1,145,540
22,350	@	Bill Barrett Corp.	1,035,699
500	@	Bronco Drilling Co., Inc.	7,905
11,400		Crosstex Energy, Inc.	407,550
21,100	@	Denbury Resources, Inc.	672,879
600	@	Encore Acquisition Co.	22,080
1,400	@	PetroHawk Energy Corp.	25,312
4,000	@	Rosetta Resources, Inc.	81,840
2,500	@	Swift Energy Co.	119,325
114,550	@	Warren Resources, Inc.	1,532,679
1,700	@	Whiting Petroleum Corp.	104,074
			5,154,883
		Oil & Gas Services: 2.2%
49,400	@@	Acergy SA ADR	1,060,124
1,300	@	Allis-Chalmers Energy, Inc.	16,406
788	@	Exterran Holdings, Inc.	54,884
2,600	@	Hercules Offshore, Inc.	65,884
1,700	@	Oil States International, Inc.	71,672
2,000	@	Trico Marine Services, Inc.	79,040
1,000	@	Union Drilling, Inc.	20,020
			1,368,030
		Pharmaceuticals: 0.0%
1,000	@	Alpharma, Inc.	25,180
			25,180
		Real Estate: 0.0%
500	@	Avatar Holdings, Inc.	21,540
			21,540
		Retail: 7.8%
2,200		Asbury Automotive Group, Inc.	30,844
44,800		Bob Evans Farms, Inc.	1,296,960
47,750		Casey’s General Stores, Inc.	1,196,138
3,850	@	Charming Shoppes, Inc.	21,214
104,066	@	Golfsmith International Holdings, Inc.	312,198
950	@	Group 1 Automotive, Inc.	23,275
1,150	@	Insight Enterprises, Inc.	20,160
3,900	@	O’Charleys, Inc.	44,031

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
119,700	@	Pacific Sunwear of California	$1,335,852
820		Regis Corp.	20,541
3,500	@	Rush Enterprises, Inc. - Class A	51,870
1,900	@	Sonic Automotive, Inc.	33,782
14,800	@	World Fuel Services Corp.	462,944
1,500	@	Zale Corp.	28,980
			4,878,789
		Savings & Loans: 0.1%
1,700		First Place Financial Corp.	20,842
590	@	FirstFed Financial Corp.	18,438
1,870		Provident Financial Services, Inc.	22,421
3,380		United Community Financial Corp.	18,759
			80,460
		Semiconductors: 3.5%
3,875	@	Applied Micro Circuits Corp.	28,791
1,800	@	Axcelis Technologies, Inc.	10,350
8,800	@	Brooks Automation, Inc.	88,704
5,056	@	DSP Group, Inc.	58,650
12,800	@	Entegris, Inc.	90,240
2,400	@	Exar Corp.	18,864
98,600	@	Mattson Technology, Inc.	585,684
5,100	@	MKS Instruments, Inc.	102,459
5,200	@	Omnivision Technologies, Inc.	82,472
3,900	@	Photronics, Inc.	39,273
34,830	@	Standard Microsystems Corp.	987,431
5,900	@	Zoran Corp.	81,007
			2,173,925
		Software: 0.6%
16,500	@	American Reprographics Co.	266,970
910	@	Avid Technology, Inc.	22,177
760	@	Sybase, Inc.	20,231
2,900	@	SYNNEX Corp.	60,349
			369,727
		Telecommunications: 2.3%
6,800	@	3Com Corp.	22,372
560		Black Box Corp.	17,360
29,750	@	CommScope, Inc.	1,245,930
2,500	@	IDT Corp.	14,650
2,300	@	Oplink Communications, Inc.	28,589
19,100	@	RF Micro Devices, Inc.	60,165
7,100	@	Sycamore Networks, Inc.	24,779
1,800	@	USA Mobility, Inc.	18,900
			1,432,745
		Toys/Games/Hobbies: 0.2%
3,900	@	Jakks Pacific, Inc.	109,005
			109,005
		Transportation: 3.6%
1,020		Arkansas Best Corp.	27,244
1,100	@	Gulfmark Offshore, Inc.	55,726
13,030		Landstar System, Inc.	604,331
110,025	@	Marten Transport Ltd.	1,594,262
			2,281,563
		Total Common Stock
		(Cost $ 68,120,559)	60,505,242
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Diversified: 0.7%
9,390	@	Entertainment Properties Trust	440,109
1,300	@	Lexington Corporate Properties Trust	18,811
			458,920
		Hotels: 0.5%
11,300		Ashford Hospitality Trust, Inc.	75,145
1,490		DiamondRock Hospitality Co.	18,610
6,093		FelCor Lodging Trust, Inc.	76,894
4,000		Hersha Hospitality Trust	35,920
6,100	@	Sunstone Hotel Investors, Inc.	95,526
			302,095
		Mortgage: 0.6%
50,550		Alesco Financial, Inc.	144,068
4,400		Gramercy Capital Corp.	89,892
1,650	@	Newcastle Investment Corp.	17,738
10,500		Northstar Realty Finance Corp.	93,345
			345,043
		Office Property: 0.1%
3,600	@	BioMed Realty Trust, Inc.	78,912
			78,912
		Single Tenant: 0.1%
1,230	@	National Retail Properties, Inc.	25,461
940		Realty Income Corp.	21,629
			47,090
		Total Real Estate Investment Trusts
		(Cost $ 1,632,061)	1,232,060

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Multi-Manager Fund	as of February 29, 2008 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 0.2%
		Exchange-Traded Funds: 0.2%
2,500		iShares Russell 2000 Value Index Fund		$164,050
		Total Exchange-Traded Funds
		(Cost $ 164,883)		164,050
		Total Long-Term Investments
		(Cost $ 69,917,503)		61,901,352

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.6%
		U.S. Government Agency Obligations: 0.6%
$352,000	Z	Federal Home Loan Bank, 1.750%, due 03/03/08		$351,949
		Total Short-Term Investments
		(Cost $ 351,949)		351,949
		Total Investments in Securities
		(Cost $ 70,269,452)*	99.3%	$62,253,301
		Other Assets and Liabilities - Net	0.7	428,010
		Net Assets	100.0%	$62,681,311

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $70,869,089.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,480,983
		Gross Unrealized Depreciation		(14,096,771)
		Net Unrealized Depreciation		$(8,615,788)

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 75.8%
		Biotechnology: 3.5%
246,500	@, L	Amgen, Inc.	$11,220,680
			11,220,680
		Coal: 1.1%
62,400	L	Peabody Energy Corp.	3,533,088
			3,533,088
		Commercial Services: 1.3%
72,700	@, @@	Toppan Printing Co., Ltd. ADR	4,008,431
			4,008,431
		Computers: 1.4%
257,200		Electronic Data Systems Corp.	4,454,704
			4,454,704
		Cosmetics/Personal Care: 2.0%
21,000	@, @@, L	Kao Corp. ADR	6,495,365
			6,495,365
		Distribution/Wholesale: 1.1%
105,801	@, L	Tech Data Corp.	3,528,463
			3,528,463
		Electric: 9.1%
244,200	@@, L	Centrais Eletricas Brasileiras SA ADR - Class B	3,576,871
68,000	L	DTE Energy Co.	2,707,080
239,000	L	Idacorp, Inc.	7,122,200
246,500	@, @@, L	Korea Electric Power Corp. ADR	4,266,915
162,000	L	Mirant Corp. - W/I	—
421,000	@, L	PNM Resources, Inc.	4,984,640
235,000	@	Puget Energy, Inc.	6,274,500
			28,932,206
		Electronics: 1.4%
243,100	@, @@, #	Samsung SDI Co., Ltd. GDR	4,297,376
			4,297,376
		Environmental Control: 2.5%
756,800	@, L	Allied Waste Industries, Inc.	7,825,312
			7,825,312
		Food: 7.1%
325,650	@, L	Smithfield Foods, Inc.	8,971,658
933,600	@	Tyson Foods, Inc.	13,453,175
			22,424,833
		Forest Products & Paper: 1.1%
151,206	@@, L	AbitibiBowater, Inc.	1,564,982
326,200	@, @@, L	Domtar Corp.	2,077,894
			3,642,876
		Healthcare - Services: 1.7%
251,500	@, L	Apria Healthcare Group, Inc.	5,460,065
			5,460,065
		Home Builders: 1.3%
1,326,692	@, L	Levitt Corp.	2,653,384
138,000	@, @@, L	Sekisui House Ltd. ADR	1,450,187
			4,103,571
		Internet: 0.9%
110,600	@	eBay, Inc.	2,915,416
			2,915,416
		Leisure Time: 0.9%
1,084,500	@, @@	Sega Sammy Holding ADR	3,023,694
			3,023,694
		Machinery - Diversified: 2.1%
90,800	@, L	AGCO Corp.	5,889,288
35,300	L	Alamo Group, Inc.	654,462
			6,543,750
		Media: 0.5%
49,600	@, L	Scholastic Corp.	1,729,552
			1,729,552
		Mining: 23.3%
65,100	@@, L	Alumina Ltd. ADR	1,526,595
326,950	@@, L	Anglogold Ashanti Ltd. ADR	11,809,434
494,300	@, @@, L	Apex Silver Mines Ltd.	6,569,247
79,100	@, @@, L	Banro Corp.	796,537
77,495	@@	Barrick Gold Corp.	4,025,865
1,254,500	@, @@	Crystallex International Corp.	2,634,450
79,600	@, @@, L	Eldorado Gold Corp.	557,200
282,500	@, @@, L	Gold Fields Ltd. ADR	4,008,675
318,200	@, L	Gold Reserve, Inc.	1,711,916
215,500	@, @@, L	Ivanhoe Mines Ltd.	2,810,120
334,955	@, @@	Kinross Gold Corp.	8,306,884
220,100	@, @@, L	Lihir Gold Ltd. ADR	8,502,463
264,200	@	Newmont Mining Corp.	13,519,114
172,500	@, @@, L	Novagold Resources, Inc.	1,961,325
2,175,100	@, @@	Orezone Resources, Inc.	3,806,425

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2008 (Unaudited) (continued)

Shares			Value
		Mining (continued)
196,800	@, L	USEC, Inc.	$1,255,584
			73,801,834
		Oil & Gas: 3.3%
56,200		Chevron Corp.	4,870,292
63,200	@, @@	Nexen, Inc.	1,970,576
33,800	@@, L	Petro-Canada	1,623,752
144,200	@, L	Warren Resources, Inc.	1,929,396
			10,394,016
		Oil & Gas Services: 2.7%
262,700		BJ Services Co.	6,814,438
19,500	@@	Technip SA ADR	1,602,699
			8,417,137
		Semiconductors: 0.8%
419,600	@, L	Axcelis Technologies, Inc.	2,412,700
			2,412,700
		Software: 0.5%
53,600	@	Microsoft Corp.	1,458,992
			1,458,992
		Telecommunications: 4.3%
62,300	@, @@, L	KT Corp. ADR	1,513,267
444,200	@, @@	Nippon Telegraph & Telephone Corp. ADR	9,634,698
344,700	@, L	Sprint Nextel Corp.	2,450,817
			13,598,782
		Transportation: 1.5%
83,600	L	CSX Corp.	4,056,272
5,700	@	Union Pacific Corp.	711,132
			4,767,404
		Water: 0.4%
27,900	@@, L	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,307,115
			1,307,115
		Total Common Stock
		(Cost $238,546,004)	240,297,362
PREFERRED STOCK: 2.1%
		Telecommunications: 2.1%
8,500	P	Lucent Technologies Capital Trust I	6,651,250
			6,651,250
		Total Preferred Stock
		(Cost $8,191,875)	6,651,250

Principal Amount			Value
CONVERTIBLE BONDS: 11.2%
		Airlines: 2.2%
$7,085,000	C, L	JetBlue Airways Corp., 3.500%, due 07/15/33	$6,943,300
			6,943,300
		Environmental Control: 2.0%
6,936,000	C, L	Allied Waste North America, Inc., 4.250%, due 04/15/34	6,346,440
			6,346,440
		Mining: 1.9%
379,000	@@, C	Apex Silver Mines Ltd., 2.875%, due 03/15/24	284,724
1,817,000	@@, C	Gold Reserve, Inc., 5.500%, due 06/15/22	1,753,405
4,950,000		USEC, Inc., 3.000%, due 10/01/14	3,848,625
			5,886,754
		Oil & Gas: 2.3%
7,236,000		Nabors Industries, Inc., 0.940%, due 05/15/11	7,245,045
			7,245,045
		Semiconductors: 1.6%
845,000	L	Credence Systems Corp., 1.500%, due 05/15/08	838,663
4,935,000	L	Credence Systems Corp., 3.500%, due 05/15/10	4,244,100
			5,082,763
		Telecommunications: 1.2%
2,143,000		Adaptec, Inc., 0.750%, due 12/22/23	2,055,951
1,931,000	@@, C, L	AudioCodes Ltd., 2.000%, due 11/09/24	1,771,693
			3,827,644
		Total Convertible Bonds
		(Cost $35,993,737)	35,331,946
CORPORATE BONDS/NOTES: 3.1%
		Machinery - Diversified: 1.3%
4,131,000	+, C	Albany International Corp., 2.250%, due 03/15/26	4,089,690
			4,089,690
		Pharmaceuticals: 1.8%
8,530,000	C	Omnicare, Inc., 3.250%, due 12/15/35	5,864,375
			5,864,375
		Total Corporate Bonds/Notes
		(Cost $10,746,478)	9,954,065
		Total Long-Term Investments
		(Cost $293,478,094)	292,234,623

PORTFOLIO OF INVESTMENTS
ING Value Choice Fund	as of February 29, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 34.6%
		U.S. Government Agency Obligations: 8.3%
$26,451,000	Z	Federal Home Loan Bank, 1.750%, due 03/03/08		$26,447,143
		Total U.S. Government Agency Obligations
		(Cost $ 26,447,143)		26,447,143
		Securities Lending Collateral(cc): 26.3%
83,308,696		Bank of New York Mellon Corp. Institutional Cash Reserves		83,308,696
		Total Securities Lending Collateral
		(Cost $ 83,308,696)		83,308,696
		Total Short-Term Investments
		(Cost $ 109,755,839)		109,755,839
		Total Investments in Securities
		(Cost $ 403,233,933)*	126.8%	$401,990,462
		Other Assets and Liabilities - Net	(26.8)	(84,876,109)
		Net Assets	100.0%	$317,114,353

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 29, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $403,454,671.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$32,302,278
		Gross Unrealized Depreciation		(33,766,487)
		Net Unrealized Depreciation		$(1,464,209)

Item 2. Controls and Procedures

(a)    Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)    There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Equity Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	April 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	April 29, 2008